FFTW FUNDS, INC.
         200 Park Avenue, 46th Floor, New York, New York 10166 (212) 681-3000



                                     Distributed by:
                 Investors Capital Services, Inc., ("Investors Capital")
            a branch office of AMT Capital Securities, L.L.C. ("AMT Capital")
                           600 Fifth Avenue New York, NY 10020
                                     (212) 332-5211


     ==================================================================
                              U.S. PORTFOLIOS
     ==================================================================

                                                   September 11, 1998
                                            (Supplemented December 10, 1998)

FFTW Funds, Inc. is a no-load, open-end management investment company managed by Fischer Francis Trees & Watts, Inc. (the "Investment Adviser"). The Fund currently consists of twenty-one separate Portfolios. This Prospectus pertains to the eleven Portfolios labeled "the U.S. Portfolios." Each Portfolio is actively managed, and other than the Emerging Markets and Global High Yield Portfolios, primarily invests in high quality debt securities [e.g. an AA rating by Standard & Poor's Corp. ("S&P"), an Aa rating by Moody's Investors Services, Inc. ("Moody's"), an AA rating by Thompson BankWatch, Inc. ("Thompson") or a comparable rating or higher from a nationally recognized statistical rating organization]. Shares may be purchased directly from the Fund or obtained by employing the services of an outside broker or agent. Such broker or agent may charge a fee for its services. The minimum initial investment in any Portfolio, if shares are purchased directly from the Fund, is $100,000; subsequent investments or redemptions may be of any amount. Initial investments, if obtained through a broker or agent may be for amounts lower than $100,000. There is no sales charge for purchasing shares directly from the Fund. Investors in Enhanced Equity Market Portfolio must be qualified eligible participants as defined in Commodities Futures Trading Commission Rule 4.7.



The   eleven    Portfolios    comprising   the   U.S.
Portfolios are:

     Money Market             Mortgage-Backed                U.S. Treasury
     Mortgage LIBOR           Asset-Backed                   U.S. Corporate
     U.S. Short-Term          High Yield                     Broad Market
     Limited Duration         Enhanced Equity Market




No assurance can be given that a Portfolio's investment objective will be achieved. Investments in the Money Market, U.S. Short-Term, U.S. Treasury, and U.S. Corporate Portfolios are neither guaranteed nor insured by the United States Government. There is also no assurance that the Money Market Portfolio will maintain a stable net asset value of $1.00 per share.

This Prospectus contains a concise statement of information investors should know before they invest in the Fund. Please retain this Prospectus for future reference. A statement containing additional information about the Fund, dated September 11, 1998 (Supplemented December 10, 1998) has been filed with the Securities and Exchange and can be obtained without charge by calling or writing Investors Capital, a branch office of AMT Capital at the telephone numbers or address stated above. The Statement of Additional Information is hereby incorporated by reference into this Prospectus.

PURSUANT TO AN EXEMPTION FROM THE COMMODITY FUTURES TRADING COMMISSION (THE "COMMISSION") IN CONNECTION WITH THE ENHANCED EQUITY MARKET PORTFOLIO WHOSE PARTICIPANTS ARE LIMITED TO QUALIFIED ELIGIBLE PARTICIPANTS, THIS PROSPECTUS IS NOT REQUIRED TO BE, AND HAS NOT BEEN, FILED WITH THE COMMISSION. THE COMMISSION DOES NOT PASS UPON THE MERITS OF PARTICIPATING IN A FUND OR PORTFOLIO OR UPON THE ADEQUACY OR ACCURACY OF A PROSPECTUS. CONSEQUENTLY, THE COMMISSION HAS NOT REVIEWED OR APPROVED THIS PROSPECTUS FOR THE ENHANCED EQUITY MARKET PORTFOLIO.

THESE   SECURITIES   HAVE   NOT  BEEN   APPROVED   OR
DISAPPROVED    BY   THE   SECURITIES   AND   EXCHANGE
COMMISSION,  NOR  HAS  THE  SECURITIES  AND  EXCHANGE
COMMISSION  PASSED  UPON THE  ACCURACY OR ADEQUACY OF
THIS   PROSPECTUS.    ANY   REPRESENTATION   TO   THE
CONTRARY IS A CRIMINAL OFFENSE.







                                                               CONTENTS



                                                                                                               Page
    The Fund                                                                                                      3
    Summary of Investment Objectives and Portfolio Investment Descriptions                                        3
    General Risks Associated with the Fund's Investment Policies and Investment
    Techniques                                                                                                    4
    Portfolio Summaries and Financial Highlights                                                                  5
    Key to Portfolio Summary Terms                                                                                5
         Money Market Portfolio                                                                                   6
         Mortgage LIBOR Portfolio                                                                                 8
         U.S. Short-Term Portfolio                                                                               10
         Limited Duration Portfolio                                                                              12
         Mortgage-Backed Portfolio                                                                               14
         Asset-Backed Portfolio                                                                                  16
         High Yield Portfolio                                                                                    18
         Enhanced Equity Market Portfolio                                                                        20
         U.S. Treasury Portfolio                                                                                 22
         U.S. Corporate Portfolio                                                                                24
         Broad Market Portfolio                                                                                  26
    Investment Information                                                                                       28
         General Investment Techniques/Strategies and Associated Risks                                           28
         General Description of Investments and Associated Risks                                                 31
         Portfolio Turnover                                                                                      36
    Shareholder Information                                                                                      36
         Distribution of Fund Shares                                                                             36
         Purchases                                                                                               36
        Wiring Instructions                                                                                      37
         Redemptions                                                                                             37
         Determination of Net Asset Value                                                                        38
         Dividends                                                                                               38
         Voting Rights                                                                                           39
         Tax Considerations                                                                                      39
    Fund Management                                                                                              40
         Board of Directors                                                                                      40
         Investment Adviser                                                                                      40
         Portfolio Managers                                                                                      40
         Administrator                                                                                           40
        Potential Year 2000 Problem                                                                              41
        The Euro                                                                                                 41
         Control Person                                                                                          41
         Custodian and Accounting Agent                                                                          41
         Transfer and Dividend Disbursing Agent                                                                  41
         Legal Counsel                                                                                           42
         Independent Auditors                                                                                    42
    Shareholder Inquiries                                                                                        42







                      THE FUND

FFTW Funds, Inc. is a no-load, open-end management investment company organized as a Maryland corporation and registered under the Investment Company Act of 1940 as amended (the "1940 Act"). The Fund has been in operation since December 6, 1989 and offers the professional investment services of the Fund's Investment Adviser, Fischer Francis Trees & Watts, Inc. to pension plans, profit sharing plans, employee benefit trusts, endowments, foundations, corporations and other high net worth individuals. The Fund is comprised of twenty-one separate Portfolios, each having its own investment objective. This Prospectus contains information regarding the Fund's eleven U.S. Portfolios.

               SUMMARY OF INVESTMENT OBJECTIVES AND PORTFOLIO
                               INVESTMENT DESCRIPTIONS




         PORTFOLIO NAME                FUNDAMENTAL INVESTMENT OBJECTIVE                   PORTFOLIO INVESTMENT DESCRIPTION*

     ----------------------- ------------------------------------------------------ ----------------------------------------------
          Money Market           To provide the maximum current income that is          High quality money market securities
                                  consistent with the preservation of capital

     ----------------------- ------------------------------------------------------ ----------------------------------------------
     ----------------------- ------------------------------------------------------ ----------------------------------------------
         Mortgage LIBOR        To attain a high level of total return as may be      High quality mortgage-backed securities and
                                  consistent with the preservation of capital        opportunistic hedging to outperform a cash
                                                                                                      portfolio

     ----------------------- ------------------------------------------------------ ----------------------------------------------
     ----------------------- ------------------------------------------------------ ----------------------------------------------
        U.S. Short-Term        To attain a high level of total return as may be        High quality short-term debt securities
                              consistent with the preservation of capital and to
                                              maintain liquidity

     ----------------------- ------------------------------------------------------ ----------------------------------------------
     ----------------------- ------------------------------------------------------ ----------------------------------------------
        Limited                   Duration  To  maintain  a high  level of total
                                  return as may be High quality debt  securities
                                  using  consistent  with  the  preservation  of
                                  capital interest rate hedging as a stabilizing
                                                                                                      technique

     ----------------------- ------------------------------------------------------ ----------------------------------------------
     ----------------------- ------------------------------------------------------ ----------------------------------------------
        Mortgage-Backed        To attain a high level of total return as may be       Mortgage-backed securities using hedging
                                  consistent with the preservation of capital          techniques to manage interest rate and
                                                                                                   prepayment risk

     ----------------------- ------------------------------------------------------ ----------------------------------------------
          Asset-Backed         To attain a high level of total return as may be         High quality asset-backed securities
                                  consistent with the preservation of capital         allowing opportunistic exposure to other
                                                                                             sectors of the debt market

     ----------------------- ------------------------------------------------------ ----------------------------------------------
     ----------------------- ------------------------------------------------------ ----------------------------------------------
           High Yield          To attain a high level of total return as may be              High yield debt securities
                                  consistent with the preservation of capital

     ----------------------- ------------------------------------------------------ ----------------------------------------------
     ----------------------- ------------------------------------------------------ ----------------------------------------------
     Enhanced                                 Equity  Market  To  attain  a high
                                              level of total return that exceeds
                                              High quality short  duration fixed
                                              income   the  S&P  500   Index(TM)
                                              securities  and S&P 500 Index (TM)
                                              futures
                                                                                      contracts to provide equity-like returns
                                                                                                   where possible

     ----------------------- ------------------------------------------------------ ----------------------------------------------
     ----------------------- ------------------------------------------------------ ----------------------------------------------
         U.S. Treasury         To attain a high level of total return as may be                    U.S. Treasuries
                              consistent with the preservation of capital and to
                                           avoid credit quality risk

     ----------------------- ------------------------------------------------------ ----------------------------------------------
     ----------------------- ------------------------------------------------------ ----------------------------------------------
         U.S. Corporate        To attain a high level of total return as may be     High quality U.S. corporate obligations with
                                  consistent with the preservation of capital         limited exposure to other debt securities

     ----------------------- ------------------------------------------------------ ----------------------------------------------
          Broad                   Market To attain a high level of total  return
                                  as may be High quality fixed income securities
                                  consistent  with the  preservation  of capital
                                  reflective of the broad spectrum of the U.S.
                                                                                                     bond market

     ----------------------- ------------------------------------------------------ ----------------------------------------------

* See Portfolio Summaries for more complete information








  GENERAL RISKS ASSOCIATED WITH THE FUND'S INVESTMENT POLICIES
  AND INVESTMENT TECHNIQUES

Banking industry risk: Investing in bank obligations will expose an investor to risks associated with the banking industry such as interest rate and credit risks.

Correlation                   risk: A Portfolio may experience  changes in value
                              as between the securities held and the value of a particular derivative instrument.

Credit risk: The risk that a security issuer or a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. When synthetic and cross-hedges are used, the net exposure of a Portfolio to any one currency may be different from that of its total assets denominated in such currency.

Futures risk: The primary risks inherent in the use of futures depend on the Investment Aadviser's ability to anticipate correctly movements in the direction of interest rates, securities prices, and currency markets and the imperfect correlation between the price of futures contracts and movements in the prices of the securities being hedged.

Hedging risk: Hedging is commonly used as a buffer against a perceived investment risk. While it can reduce or eliminate losses, it can also reduce or eliminate gains should the hedged investment increase in value.

Interest                      rate  risk:  A  Portfolio  may  be  influenced  by
                              interest rate changes that generally have an inverse relationship to corresponding market values.

Leverage                      risk: Derivatives may include elements of leverage
                              that  can   cause   greater   fluctuations   in  a
                              Portfolio's net asset value.

Liquidity risk:               Certain securities may be difficult or impossible
                              to sell at favorable prices.

Market risk: The market value of a security may increase or decrease over time. Such fluctuations can cause a security to be worth less than the price originally paid for it or less than it was worth at an earlier time. Market risk may affect a single issuer, entire industry or the market as a whole.

Non-diversification           risk: A Portfolio is  diversified  when it spreads
                              investment  risk  by  placing  assets  in  several
                              investment categories. A non-diversified Portfolio
                              concentrates its assets in a less diverse spectrum
                              of securities.  Non-diversification  can intensify
                              risk  should  a  particular   investment  category
                              suffer from adverse market conditions.

Prepayment                    risk:  A Portfolio  may invest in  mortgage-backed
                              and other asset-backed securities. Such securities carry risks of faster or slower than expected prepayment of principal which affect the duration and return of the security.







    PORTFOLIO SUMMARIES AND FINANCIAL HIGHLIGHTS

The following section summarizes the most important information on each of the Portfolios. Please review the remainder of the Prospectus and the Statement of Additional Information for more information.

The financial information contained in the Financial Highlights section is provided to assist investors in understanding the various costs and expenses that an investor will incur, either directly or indirectly, as a shareholder in the Fund. All costs and expenses are calculated as a percentage of average daily net assets. These are the only fund-related expenses that an investor will bear. The Fund's distributor, AMT Capital Securities, through its branch office, Investors Capital provides distribution services at no cost to the Fund.

Ernst & Young, LLP has audited the financial information contained in the Financial Highlights (unless otherwise indicated) in conjunction with the Fund's financial statements. The audited financial statements for the year ended December 31, 1997 and the unaudited financial statements for the six months ended June 30, 1998 are incorporated by reference in the Statement of Additional Information. The financial information should be read in conjunction with the financial statements.




                                              KEY TO PORTFOLIO SUMMARY TERMS



1.   Fundamental Investment Objective - Presents the 8. Minimum Quality Rating -
     Presents the minimum quality Portfolio's fundamental purpose. A Portfolio's
     investment  standards  for  individual   investments  as  well  fundamental
     investment objective may not be changed as the Portfolio's average quality.
     without a shareholder vote.
                                                                9.    Average   Weighted   Duration  -  Describes   the  U.S.
2.   Portfolio  Description - Presents the Portfolio's  dollar-weighted  average
     Portfolio duration. primary investment vehicles and strategies.
                                                                10.   Supplemental  Information  -  Some  Portfolios  possess
3.   Performance  Objective - Presents the  Portfolio's  unique  characteristics
     such  as  tax  implications-this   benchmark,  a  measurement  standard  of
     investment section highlights such characteristics.
     success.
                                                                11.   Hypothetical  Shareholder  Expenses  - The  purpose  of
4.   Investment Policies and Significant  Restrictions - this table is to assist the investor in understanding  Presents the Portfolio's  primary investment policies  the  various  expenses  that  an  investor  in  a  Portfolio  and investment restrictions. will bear, directly or indirectly. These examples should  not be  considered  a  representation  of future
5.   Risks - In general terms, presents the most common expenses or performance.
     Actual  operating  expenses may risks the Portfolio may encounter  based on the types be greater or less than those shown. Should the of investments in which it may engage. Investment Adviser deem it necessary to end a
                                                                     Portfolio's  voluntary  fee cap,  the  Adviser  shall so
6.   Allowable Investment Techniques - In general terms, notify all shareholders in the  Portfolio  30  days  prior  presents  the  most  common  investment strategies, which to the end of such cap.
     the Portfolio may employ.
                                                                12.    Financial
Highlights - This table presents a breakdown
7.   Allowable  Investments  - In general  terms,  presents of each  Portfolio's financial information. the securities in which the Portfolio may invest.
                                                                13.  Valuation -
                                                                     Presents
                                                                     information
                                                                     on how  the
                                                                     Money
                                                                     Market
                                                                     Portfolio
                                                                     is valued.













                                                 MONEY MARKET PORTFOLIO
  (Please refer to the section labeled KEY TO PORTFOLIO TERMS on page 4 for an explanation of this table)




------------------------------ --------------------------------------------------------------------------------------------------
Fundamental                    To provide the maximum current income that is consistent with the preservation of capital.
Investment Objective:

------------------------------ --------------------------------------------------------------------------------------------------
Portfolio  Investment  The Money  Market  Portfolio  invests  primarily  in high quality (rating of AA by S&P, Aa by Moody's Description: or a comparable rating, or higher from a nationally recognized statistical rating organization )
                               money   market    securities    that   meet   the
requirements of Rule 2a-7 of the 1940 Act.

------------------------------ --------------------------------------------------------------------------------------------------
Performance Objective:         To outperform IBC's Money Fund Report Averages (TM)  - All Taxable.

------------------------------ --------------------------------------------------------------------------------------------------
Investment Policies and        The Portfolio invests only in U.S.  dollar-denominated  money market  securities,  eligible under
Significant Restrictions:      Rule 2a-7 of the 1940 Act.  The  Portfolio  may not  invest in  futures  or  options,  nor may it engage in short sales transactions.

------------------------------ --------------------------------------------------------------------------------------------------
Risks:                               Banking industry risk              Liquidity risk                Prepayment risk
                                     Interest rate risk                 Market risk

------------------------------ --------------------------------------------------------------------------------------------------
Allowable Investment                 Duration management (see General Investment Techniques)
Strategies:

------------------------------ ---------------------------------- ------------------------------- -------------------------------
Allowable Investments:               Asset-Backed Securities            Illiquid Securities             U.S. Government and
                                     Bank Obligations                   Municipal Instruments          Agency Securities
                                     Corporate Debt Instruments         Repurchase and Reverse          Stripped Instruments
                                     Mortgage-Backed Securities        Repurchase Agreements

------------------------------ ---------------------------------- ------------------------------- -------------------------------
------------------------------ --------------------------------------------------------------------------------------------------
Average Weighted Maturity:           Portfolio will have an average weighted maturity of not longer than 90 days.
                                     Individual securities may not have effective maturities longer than 397 days.
                                     Obligations  subject to  repurchase  agreements  and certain  variable  and  floating  rate obligations may bear longer final maturities.

------------------------------ --------------------------------------------------------------------------------------------------
Valuation:                     Money Market  Portfolio  investments  are valued based on the amortized cost valuation  technique described under Rule 2a-7 of the 1940 Act.

------------------------------ ------------------------------------------- ------------------------------------------------------
Minimum Quality Rating:        First  Tier  Securities:  any  instruments  Second Tier Securities:  any instruments rated by two
                               receiving  the highest  short-term  rating  nationally     recognized      statistical     rating
                               by  at  least  two  nationally  recognized  organizations  in the second  highest  category or by
                               statistical organizations.                  one rating  organization in the highest  category and
                                                                           by another in the second highest category.

------------------------------ --------------------------------------------------------------------------------------------------
Note:                          The Money  Market  Portfolio  began  operations  as a Portfolio  of FFTW Funds,  Inc.  (the "FFTW
                               Portfolio) on April 29, 1997.  Previously,  the Portfolio  operated as the Money Market Portfolio of AMT Capital Fund, Inc. (the "AMT Capital  Portfolio") which was sub-advised by Fischer Francis
                               Trees  &  Watts,  Inc.   Shareholders  of  this  AMT  Capital   Portfolio   approved  a  tax-free
                               reorganization into the FFTW Portfolio on April 28, 1997.

------------------------------ --------------------------------------------------------------------------------------------------
Expected Turnover:             Between 500% and 1,000% per year, but may be higher depending on market conditions.

------------------------------ --------------------------------------------------------------------------------------------------
------------------------------ ---------------------- ----------------------- ------------------------ --------------------------
Hypothetical Expenses Per             1 Year                 3 Years                  5 Years                  10 Years
                                      ------                 -------                  -------                  --------
$1,000 Investment, Assuming             $ 3                    $ 8                      $ 14                     $ 32
a 5% Annual Return:

------------------------------ ---------------------- ----------------------- ------------------------ --------------------------







                   MONEY MARKET PORTFOLIO ANNUAL OPERATING EXPENSES
                         (DEDUCTED FROM PORTFOLIO ASSETS)

        Contractual Investment Advisory Fees:               0.10%
        Distribution and/or Service (12b-1) Fees:           0.00%
        Other Expenses:                                     0.30%
        Total Gross Operating Expenses:                     0.40%
        Fee Waiver and/or Expense Reimbursements:          (0.15 %)
                                                          -----------
        Net Operating Expenses:                             0.25%
                                                          ===========

   The Investment Adviser and Investors Capital have voluntarily agreed to cap the Net Operating Expenses at 0.25% (on an annualized basis) of the Portfolio's average daily net assets. All operating expenses exceeding the voluntary waiver of fees will be paid by the Investment Adviser. The
   Investment Adviser and the Administrator will not attempt to recover prior period waivers or reimbursements should expenses fall below the cap. Under an Administration Agreement effective May 29, 1998 between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund, for an incentive fee in the event the Portfolio operates below its expense ratio. This fee is capped at 0.02% of the Portfolio's average daily net assets







===============================================================================
                       MONEY MARKET PORTFOLIO FINANCIAL HIGHLIGHTS
                     (IN WHOLE DOLLARS EXCEPT WHERE OTHERWISE INDICATED)

==============================================================================



FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD   Six         Year Ended    Year Ended   Year Ended   Year Ended       From
                                                 Months       12/31/97      12/31/96     12/31/95     12/31/94    11/1/93* to
                                                 Ended                                                              12/31/93
                                                 6/30/98
                                                 Unaudited
------------------------------------------------ ----------- ------------ ------------- ------------ ------------ =============
Net asset value at beginning of period           1.00          1.00         1.00          1.00        1.00        1.00
------------------------------------------------ ----------- ------------ ------------- ------------ ------------ =============
Net investment income                            0.03          0.05         0.05          0.06        0.04        0.00**
Net realized gains or (losses) on investments    ---           ---          0.00**        0.00**      0.00 **     ---
================================================ ----------- ------------ ------------- ------------ ------------ =============
Total from investment operations                 0.03          0.05         0.05          0.06        0.04        0.00**
================================================ ----------- ------------ ------------- ------------ ------------ =============
Distributions from net investment income         0.03          0.05         0.05          0.06        0.04        0.00**
Distributions from net realized gain on          ---           ---          0.00**        ---         ---         ---
investments
Distributions in excess of net investment        ---           ---          ---           ---         0.00**      ---
income
------------------------------------------------ ----------- ------------ ------------- ------------ ------------ =============
Total distributions                              0.03          0.05         0.05          0.06        0.04        0.00 **
================================================ ----------- ------------ ------------- ------------ ------------ =============
Net asset value at end of period                 1.00          1.00         1.00          1.00        1.00        1.00
================================================ ----------- ------------ ------------- ------------ ------------ =============
Total return on investment                       2.71% (c)     5.46%        5.18%         5.74%       4.13%       0.44% (c)
Net assets at end of period in 000's             26,032        26,152       25,047        25,870      22,006      2,336
Ratio of operating expenses to average net       0.25% (b)     0.30%        0.40%         0.40%       0.40%       0.40% (b)
assets  (a)
Ratio of net investment income to average net    5.39% (b)     5.33%        5.05%         5.58%       4.16%       2.67% (b)
assets
Decrease in above expense ratios due to waiver
  of investment advisory and administration
  fees and reimbursement of other expenses       0.15% (b)     0.16%        0.30%         0.37%       0.64%       25.54% (b)
================================================ =========== ------------ ============= ------------ ============ =============

   (a) Net of waivers and  reimbursements  (b)  Annualized  (c) Not annualized *
   Commencement of operations ** Rounds to less than $0.01














                           MORTGAGE LIBOR PORTFOLIO
          (Please refer to the section labeled KEY TO PORTFOLIO TERMS on page 4 for an explanation of this table)


     ------------------------- -------------------------------------------------------------------------------------------------
     Fundamental Investment    To obtain a high level of total return as may be consistent with the preservation of capital.
     Objective:

     ------------------------- -------------------------------------------------------------------------------------------------
     Portfolio Investment The Mortgage LIBOR Portfolio invests primarily in high quality  (rating of AA by S&P, Aa by  Description:  Moody's or a comparable rating, or higher from a nationally recognized statistical rating
                               organization)    mortgage-backed   and   mortgage
                               related   securities.   The  Portfolio   actively
                               utilizes hedging techniques to seek to outperform
                               a cash portfolio.

     ------------------------- -------------------------------------------------------------------------------------------------
     ------------------------- -------------------------------------------------------------------------------------------------
     Performance Objective:    To outperform the J.P. Morgan 3-Month Eurodeposit Index.

     ------------------------- -------------------------------------------------------------------------------------------------
     ------------------------- -------------------------------------------------------------------------------------------------
     Investment Policies and   At least 65% of the Portfolio's total assets must be invested in  mortgage-backed  securities of
     Significant               U.S. and foreign issuers with the goal to outperform  LIBOR (see note below).  The Portfolio may
     Restrictions:             not invest more than 5% of its net assets in futures  margins and/or  premiums on options unless those net  assets  are  being  used for bona fide
                               hedging   purposes.   For   temporary   defensive
                               purposes,  100% of the  Portfolio's  total assets
                               may be  invested in U.S.  Government  securities,
                               cash or cash equivalent securities. The Portfolio
                               is non-diversified.

     ------------------------- -------------------------------------------------------------------------------------------------
     ------------------------- ---------------------------------- ----------------------------- --------------------------------
     Risks:                          Banking industry risk              Hedging risk                  Liquidity risk
                                     Correlation risk                   Interest rate risk            Market risk
                                     Credit risk                        Leverage risk                 Non-diversification risk
                                     Futures risk                                                     Prepayment risk

     ------------------------- ---------------------------------- ----------------------------- --------------------------------
     ------------------------- ---------------------------------- ----------------------------- --------------------------------
     Allowable Investment            Dollar Roll Transactions           Short Sale                    When Issued and Forward
     Techniques:                     Duration Management               Transactions                  Commitment Securities
                                     Hedging                            TBA Transactions

     ------------------------- ---------------------------------- ----------------------------- --------------------------------
     ------------------------- ---------------------------------- ----------------------------- --------------------------------
     Allowable Investments:          Asset-Backed Securities            Investment Companies          Stripped Instruments
                                     Bank Obligations                   Mortgage-Backed               Total Return Swaps
                                     Corporate Debt Instruments        Securities                     U.S. Government and
                                     Illiquid Securities                Repurchase and               Agency Securities
                                     Inflation-Indexed                 Reverse Repurchase             Zero Coupon Securities
                                    Securities                         Agreements

     ------------------------- ---------------------------------- ----------------------------- --------------------------------
     ------------------------- -------- ------------ --------------- ---------------- -------------- ---------------------------
     Minimum Quality Rating:                              S&P            Moody's                              Average
                                S&P:     Moody's:    (Short-Term):    (Short-Term):     Thompson:        Portfolio Quality:
                                BBB-       Baa3           A-2              P-2              B                 AA (Aa)
     ------------------------- -------- ------------ --------------- ---------------- -------------- ---------------------------
     ------------------------- -------------------------------------------------------------------------------------------------
     Average Weighted          The  average  U.S.  dollar-weighted  duration  will not exceed plus or minus one year around the
     Duration:                 average duration of the J.P. Morgan 3-Month Eurodeposit Index.

     ------------------------- -------------------------------------------------------------------------------------------------
     ------------------------- -------------------------------------------------------------------------------------------------
     Note:                          The term  "LIBOR" is an  acronym  for London
                                    InterBank  Offered  Rate.  LIBOR is the rate
                                    that most creditworthy  international  banks
                                    dealing in Eurodollars charge each other for
                                    large  loans.  LIBOR is used as the base for
                                    other   large   Eurodollar   loans  to  less
                                    creditworthy corporations and governments.
                                     For purposes of this Portfolio, home equity
                                    loans   are    considered    mortgage-backed
                                    securities.

     ------------------------- -------------------------------------------------------------------------------------------------
     Expected Turnover:        Between 500% and 1,000% per year, but may be higher depending on market conditions.

     ------------------------- -------------------------------------------------------------------------------------------------
     ------------------------- --------------------- -------------------- ------------------------- ----------------------------
     Hypothetical Expenses            1 Year               3 Years
     Per $1,000 Investment,            $ 5                  $ 14
     Assuming a 5% Annual
     Return:

     ------------------------- --------------------- -------------------- ------------------------- ----------------------------

                   THIS PORTFOLIO HAS NOT YET COMMENCED INVESTMENT ACTIVITY








                   MORTGAGE LIBOR PORTFOLIO ANNUAL OPERATING EXPENSES
                        (DEDUCTED FROM PORTFOLIO ASSETS)

               Contractual Investment Advisory Fees:               0.30%
               Distribution and/or Service (12b-1) Fees:           0.00%
               Other Expenses:                                     0.15%
               Total Gross Operating Expenses:                     0.45%
               Fee Waiver and/or Expense Reimbursements:          (0.00%)
                                                                 -----------
               Net Operating Expenses:                             0.45%
                                                                 ===========

   The Investment Adviser and Investors Capital have voluntarily agreed to cap the Net Operating Expenses at 0.45% (on an annualized basis) of the Portfolio's average daily net assets. All operating expenses exceeding the voluntary waiver of fees will be paid by the Investment Adviser. The
   Investment Adviser and the Administrator will not attempt to recover prior period waivers or reimbursements should expenses fall below the cap. Under an Administration Agreement effective May 29, 1998 between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund, for an incentive fee in the event the Portfolio operates below its expense ratio. This fee is capped at 0.02% of the Portfolio's average daily net assets.









                                  U.S. SHORT-TERM PORTFOLIO
          (Please refer to the section labeled KEY TO PORTFOLIO TERMS on page 4 for an explanation of this table)


    --------------------------- --------------------------------------------------------------------------------------------------
    Fundamental Investment      To attain a high level of total return as may be consistent with the  preservation of capital and
    Objective:                  to maintain liquidity.

    --------------------------- --------------------------------------------------------------------------------------------------
    Portfolio       Investment  The U.S.  Short-Term  Portfolio  invests  primarily in high  quality  (rating of AA by S&P, Aa by
    Description:                Moody's or a  comparable  rating,  or higher  from a  nationally  recognized  statistical  rating organization) short-term debt securities.

    --------------------------- --------------------------------------------------------------------------------------------------
    --------------------------- --------------------------------------------------------------------------------------------------
    Performance Objective:      To outperform IBC's Money Fund Report Averages(TM) - All Taxable.

    --------------------------- --------------------------------------------------------------------------------------------------
    --------------------------- --------------------------------------------------------------------------------------------------
    Investment Policies and     At least  65% of the  Portfolio's  total  assets  must be  invested  in U.S.  dollar  denominated
    Investment Restrictions:    securities.  Up to 35% of the  Portfolio's  total  assets  may be  invested  in  non-U.S.  dollar denominated debt securities.  No more than 5% of
                                the Portfolio's  total assets may be invested in
                                the securities of any one issuer (other than the
                                U.S. Government and its agencies). The Portfolio
                                may not invest more than 5% of its net assets in
                                futures   margins  and/or  premiums  on  options
                                unless it is being  used for bona  fide  hedging
                                purposes.  The  Portfolio  may  not  enter  into
                                repurchase   agreements  or  reverse  repurchase
                                agreements  if it would  result in more than 25%
                                of  the  Portfolio's  assets  being  subject  to
                                repurchase  agreements and/or reverse repurchase
                                agreements.  The  Portfolio  may not  engage  in
                                short sale transactions. For temporary defensive
                                purposes,  100% of the Portfolio's  total assets
                                may be invested in U.S.  Government  securities,
                                cash  or   cash   equivalent   securities.   The
                                Portfolio is "diversified" under the 1940 Act.

    --------------------------- --------------------------------------------------------------------------------------------------
    --------------------------- ------------------------------ ---------------------------------- --------------------------------
    Risks:                            Banking industry risk          Futures risk                       Liquidity risk
                                      Correlation risk               Hedging risk                       Market risk
                                      Credit risk                    Interest rate risk                 Prepayment risk
                                      Currency risk                  Leverage risk

    --------------------------- ------------------------------ ---------------------------------- --------------------------------
    --------------------------- ------------------------------ ---------------------------------- --------------------------------
    Allowable Investment              Dollar Roll                    Hedging                            When Issued and Forward
    Techniques:                      Transactions                    TBA Transactions                  Commitment Securities
                                      Duration Management

    --------------------------- ------------------------------ ---------------------------------- --------------------------------
    --------------------------- ------------------------------ ---------------------------------- --------------------------------
    Allowable Investments:            Asset-Backed Securities        Indexed Notes, Currency            Municipal Instruments
                                      Bank Obligations              Exchange-Related Securities         Repurchase and Reverse
                                      Brady Bonds                   and Similar Securities             Repurchase Agreements
                                      Convertibles Securities        Inflation-Indexed                  Stripped Instruments
                                      Corporate Debt                Securities                          Total Return Swaps
                                     Instruments                     Investment Companies               U.S. Government and
                                      Foreign Instruments            Mortgage-Backed Securities        Agency Securities
                                                                     Multi-National Currency            Warrants
                                                                    Unit Securities or More             Zero Coupon Bonds
                                                                    Than One Currency
                                                                    Denomination

    --------------------------- ------------------------------ ---------------------------------- --------------------------------
    --------------------------- -------- ------------- ----------------- ----------------- ---------------- ----------------------
    Minimum Quality Rating:                                  S&P             Moody's                          Average Portfolio
                                 S&P:      Moody's:     (Short-Term):     (Short-Term):       Thompson:            Quality
                                 BBB-        Baa3            A-2               P-2                B                AA (Aa)

    --------------------------- -------- ------------- ----------------- ----------------- ---------------- ----------------------
    --------------------------- --------------------------------------------------------------------------------------------------
    Average Weighted Duration:        The average U.S. dollar-weighted duration generally is shorter than one year.
                                      Except for temporary defensive purposes the Portfolio will not have a U.S.  dollar-weighted average duration exceeding three years.

    --------------------------- --------------------------------------------------------------------------------------------------
    --------------------------- --------------------------------------------------------------------------------------------------
    Note:                             U.S. Short-Term's shares are not guaranteed by the U.S. Government.
                                      U.S.  Short-Term is not a "money market fund" and may engage in  investments  not permitted by money market funds under applicable regulations.

    --------------------------- --------------------------------------------------------------------------------------------------
    Expected Turnover:          Between 2,000% and 6,000% per year, but may be higher depending on market conditions.

    --------------------------- --------------------------------------------------------------------------------------------------
    --------------------------- ----------------------- ----------------------- ------------------------ -------------------------
    Hypothetical Expenses Per           1 Year                 3 Years                  5 Years                  10 Years
                                        ------                 -------                  -------                  --------
    $1,000 Investment,                   $ 3                     $ 8                     $ 14                      $ 32
    Assuming a 5% Annual
    Return:
    --------------------------- ----------------------- ----------------------- ------------------------ -------------------------






                   U.S. SHORT TERM PORTFOLIO ANNUAL OPERATING EXPENSES
                           (DEDUCTED FROM PORTFOLIO ASSETS)

          Contractual Investment Advisory Fees:               0.30%
          Distribution and/or Service (12b-1) Fees:           0.00%
          Other Expenses:                                     0.14%
          Total Gross Operating Expenses:                     0.44%
          Fee Waiver and/or Expense Reimbursements:          (0.19%)
                                                            -----------
          Net Operating Expenses:                             0.25%
                                                            ===========

   Pursuant to an Investment Advisory Agreement, total operating expenses are capped at 0.40% (on an annualized basis) of the Portfolio's average daily net assets. The Investment Adviser and Investors Capital have voluntarily agreed to cap the Net Operating Expenses at 0.25% (on an annualized basis) of the Portfolio's average daily net assets. All operating expenses exceeding caps and voluntary waiver of fees will be paid by the Investment Adviser. The Investment Adviser and the Administrator will not attempt to recover prior period waivers or reimbursements should expenses fall below the cap. Under an Administration Agreement effective May 29, 1998 between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund, for an incentive fee in the event the Portfolio operates below its expense ratio. This fee is capped at 0.02% of the Portfolio's average daily net assets. Under an agreement between the Investment Adviser and Investors Capital, Investors Capital is currently voluntarily waiving up to 0.02% on the first $350 million.






==============================================================================
                 U.S. SHORT-TERM PORTFOLIO FINANCIAL HIGHLIGHTS
                 (IN WHOLE DOLLARS EXCEPT WHERE OTHERWISE INDICATED)

==============================================================================


FOR A SHARE OUTSTANDING      Six        Year      Year      Year     Year      Year      Year      Three       Year     From
   THROUGHOUT THE PERIOD     Months     Ended     Ended     Ended    Ended     Ended     Ended     Months      Ended    12/6/89*
                             Ended      12/31/97  12/31/96  12/31/95 12/31/94  12/31/93  12/31/92  Ended 1991  9/30/91  to
                              6/30/98                                                                                   9/30/90
                             Unaudited
---------------------------- ---------- --------- --------- -------- --------- --------- --------- ----------- -------- =========
Net asset value at
  beginning of period        9.77       9.85      9.88      9.89     9.98      10.00     10.00     10.00       10.00    10.00
---------------------------- ---------- --------- --------- -------- --------- --------- --------- ----------- -------- =========
Net investment income        0.28       0.57      0.55      0.56     0.44      0.32      0.34      0.12        0.63     0.62
Net realized gains or
  (losses) on investments    (0.01)     (0.08)    (0.03)    (0.01)   (0.08)    (0.03)    0.01      0.02        0.06     0.04
---------------------------- ---------- --------- --------- -------- --------- --------- --------- ----------- -------- =========
Total from investment        0.27       0.49      0.52      0.55     0.36      0.29      0.35      0.14        0.69     0.66
operations
---------------------------- ---------- --------- --------- -------- --------- --------- --------- ----------- -------- =========
Distributions from net
  investment income          0.28       0.57      0.55      0.56     0.45      0.31      0.34      0.12        0.63     0.62
Distributions in excess of
  net investment income      ---        ---       ---       0.00**   0.00**    ---       0.01      0.02        0.06     0.04
---------------------------- ---------- --------- --------- -------- --------- --------- --------- ----------- -------- =========
Total distributions          0.28       0.57      0.55      0.56     0.45      0.31      0.35      0.14        0.69     0.66
============================ ---------- --------- --------- -------- --------- --------- --------- ----------- -------- =========
Net asset value at end of    9.76       9.77      9.85      9.88     9.89      9.98      10.00     10.00       10.00    10.00
period
============================ ---------- --------- --------- -------- --------- --------- --------- ----------- -------- =========
Total return on investment   2.77% (c)  5.09%     5.45%     5.71%    3.71%     2.88%     3.45%     5.67% (b)   7.11%    8.31%
                                                                                                                        (b)
Net assets at end of
  period in 000's            448,662    486,906   355,257   457,425  290,695   417,728   682,513   365,311     269,115  111,957
Ratio of operating
  expenses to average net
  assets, exclusive of       0.25% (b)  0.25%     0.27%     0.40%    0.40%     0.40%     0.40%     0.40% (b)   0.40%    0.50%
  interest expense (a)                                                                                                  (b)
Ratio of operating
  expenses to average net
  assets, inclusive of       0.25% (b)  0.26%     0.40%     0.51%    0.43%     0.48%     0.43%     0.40% (b)   0.43%    0.50%
  interest expense (a)                                                                                                  (b)
Ratio of net investment
  income to average net      5.70% (b)  5.78%     5.62%     5.64%    4.14%     3.28%     3.37%     4.67% (b)   5.99%    8.23%
  assets (a)                                                                                                            (b)
Decrease in above expense
  ratios due to waiver of
  investment advisory fees
  and administration fees    0.19% (b)  0.18%     0.05%     0.07%    0.08%     0.03%     ---       0.03% (b)   0.11%    0.86%
                                                                                                                        (b)
============================ ========== --------- --------- ======== ========= ========= ========= =========== ======== =========

  (a) Net of waivers and  reimbursements  (b)  Annualized  (c) Not  annualized *
  Commencement of operations ** Rounds to less than $0.01








                               LIMITED DURATION PORTFOLIO*
          (Please        refer to the section  labeled KEY TO PORTFOLIO TERMS on
                         page 4 for an explanation of this table)


    --------------------------- ---------------------------------------------------------------------------------------------------
    Fundamental  Investment  To  maintain  a level  of  total  return  as may be consistent with the preservation of capital.
    Objective:

    --------------------------- ---------------------------------------------------------------------------------------------------
    Portfolio  Investment The Limited Duration  Portfolio  invests  primarily in high  quality  debt  securities  (rating of AA by  Description:  S&P,  Aa by
    Moody's or a  comparable  rating,  or higher  from a  nationally  recognized statistical
                                rating organization ), using interest rate hedging as a stabilizing technique.

    --------------------------- ---------------------------------------------------------------------------------------------------
    --------------------------- ---------------------------------------------------------------------------------------------------
    Performance Objective:      To outperform the Merrill Lynch 1-2.99 Year Treasury Index.

    --------------------------- ---------------------------------------------------------------------------------------------------
    --------------------------- ---------------------------------------------------------------------------------------------------
    Investment Policies and     At  least  65% of the  Portfolio's  total  assets  must be  invested  in  U.S.  dollar-denominated
    Significant Restrictions:   securities.  Up to 35%  of the  Portfolio's  total  assets  may be  invested  in  non-U.S.  dollar denominated  securities.  The  Portfolio may not
                                invest more than 5% of its net assets in futures
                                margins and/or  premiums on options unless it is
                                being used for bona fide hedging  purposes.  The
                                Portfolio   may  not   engage   in  short   sale
                                transactions.  For temporary defensive purposes,
                                100%  of the  Portfolio's  total  assets  may be
                                invested in U.S. Government securities,  cash or
                                cash  equivalent  securities.  The  Portfolio is
                                non-diversified.

    --------------------------- ---------------------------------------------------------------------------------------------------
    --------------------------- ----------------------------- ---------------------------------- ----------------------------------
    Risks:                            Banking industry risk         Futures risk                       Liquidity risk
                                      Correlation risk              Hedging risk                       Market risk
                                      Credit risk                   Interest rate risk                 Non-diversification risk
                                      Currency risk                 Leverage risk                      Prepayment risk

    --------------------------- ----------------------------- ---------------------------------- ----------------------------------
    --------------------------- ----------------------------- ---------------------------------- ----------------------------------
    Allowable Investment              Dollar Roll                   Hedging                            When Issued and Forward
    Techniques:                      Transactions                   TBA Transactions                  Commitment Securities
                                      Duration Management

    --------------------------- ----------------------------- ---------------------------------- ----------------------------------
    --------------------------- ----------------------------- ---------------------------------- ----------------------------------
    Allowable Investments:            Asset-Backed                  Indexed Notes, Currency            Municipal Instruments
                                     Securities                    Exchange-Related Securities         Repurchase and Reverse
                                      Bank Obligations             and Similar Securities             Repurchase Agreements
                                      Brady Bonds                   Inflation-Indexed                  Stripped Instruments
                                      Convertible Securities       Securities                          Total Return Swaps
                                      Corporate Debt                Investment Companies               U.S. Government and Agency
                                     Instruments                    Mortgage-Backed Securities        Securities
                                      Foreign Instruments           Multi-National Currency            Warrants
                                      Illiquid Securities          Unit Securities or More             Zero Coupon Bonds
                                                                   Than One Currency
                                                                   Denomination

    --------------------------- ----------------------------- ---------------------------------- ----------------------------------
    --------------------------- --------- ------------ ---------------- ---------------- --------------- --------------------------
    Minimum Quality Rating:                                  S&P            Moody's                          Average Portfolio
                                  S&P:     Moody's:     (Short-Term):    (Short-Term):     Thompson:             Quality:
                                  BBB-       Baa3            A-2              P-2              B                  AA (Aa)

    --------------------------- --------- ------------ ---------------- ---------------- --------------- --------------------------
    --------------------------- ---------------------------------------------------------------------------------------------------
    Average Weighted Duration:        The average U.S. dollar-weighted duration is generally shorter than three years.
                                      The average U.S.  dollar-weighted duration will not exceed plus or minus one year around the average duration of the Merrill Lynch 1-2.99 Year Treasury Index.

    --------------------------- ---------------------------------------------------------------------------------------------------
    --------------------------- ---------------------------------------------------------------------------------------------------
    *Note:                            Limited  Duration is a suitable  investment  option for defined  contribution and retirement plans.
                                      The Limited Duration  Portfolio's name was
                                     formally   changed   from   Stable   Return
                                     Portfolio on September 11, 1998.

    --------------------------- ---------------------------------------------------------------------------------------------------
    Expected Turnover:          Between 500% and 1,000% per year, but may be higher depending on market conditions.

    --------------------------- ---------------------------------------------------------------------------------------------------
    --------------------------- ---------------------- ----------------------- ----------------------- ----------------------------
    Hypothetical Past                  1 Year                 3 Years                 5 Years                   10 Years
                                       ------                 -------                 -------                   --------
    Expenses Per $1,000                  $ 3                    $ 10                    $ 17                      $ 38
    Investment, Assuming a 5%
    Annual Return:

    --------------------------- ---------------------- ----------------------- ----------------------- ----------------------------





                   LIMITED DURATION PORTFOLIO ANNUAL OPERATING EXPENSES
                                       (DEDUCTED FROM PORTFOLIO ASSETS)

            Contractual Investment Advisory Fees:               0.35%
            Distribution and/or Service (12b-1) Fees:           0.00%
            Other Expenses:                                     0.15%
            Total Gross Operating Expenses:                     0.50%
            Fee Waiver and/or Expense Reimbursements:          (0.20%)
                                                              -----------
            Net Operating Expenses:                             0.30%
                                                              ===========


   The Investment Adviser and Investors Capital have voluntarily agreed to cap the Net Operating Expenses at 0.30% (on an annualized basis) of the Portfolio's average daily net assets. All operating expenses exceeding the voluntary waiver of fees will be paid by the Investment Adviser. The
   Investment Adviser and the Administrator will not attempt to recover prior period waivers or reimbursements should expenses fall below the cap. Under an Administration Agreement effective May 29, 1998 between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund, for an incentive fee in the event the Portfolio operates below its expense ratio. This fee is capped at 0.02% of the Portfolio's average daily net assets.





    ==========================================================================
                 LIMITED DURATION PORTFOLIO FINANCIAL HIGHLIGHTS
                  (IN WHOLE DOLLARS UNLESS OTHERWISE INDICATED)

    ===========================================================================



    FOR A SHARE OUTSTANDING THROUGHOUT      Six Months     Year Ended    Year Ended    Year Ended   Year Ended       From
                 THE PERIOD                Ended 6/30/98     12/31/97      12/31/96      12/31/95     12/31/94     7/26/93* to
                                             Unaudited                                                              12/31/93
    ------------------------------------- ----------------- ------------ ------------- ------------- ------------ ==============
    Net asset value at beginning of        9.93              9.93         10.00        9.55          9.95         10.00
    period
    ------------------------------------- ----------------- ------------ ------------- ------------- ------------ ==============
    Net investment income                  0.28              0.62         0.55         0.60          0.43         0.14
    Net realized gains or (losses) on      0.02              0.08         (0.04)       0.45          (0.40)       0.05
    investments
    ------------------------------------- ----------------- ------------ ------------- ------------- ------------ ==============
    Total investment income                0.30              0.70         0.51         1.05          0.03         0.19
    ------------------------------------- ----------------- ------------ ------------- ------------- ------------ ==============
    Distributions from net investment      0.28              0.62         0.55         0.60          0.43         0.14
    income
    Distributions in excess of net
      investment income                    ---               ---          0.00**       ---           ---          ---
    Distributions from net realized
      gain on investments                  ---               0.08         0.03         ---           ---          0.03
    Distributions in excess of net
      realized gain on investments and
      financial futures contracts          ---               ---          ---          ---           ---          0.07
    ------------------------------------- ----------------- ------------ ------------- ------------- ------------ ==============
    Total distributions                    0.28              0.70         0.58         0.60          0.43         0.24
    ------------------------------------- ----------------- ------------ ------------- ------------- ------------ ==============
    Net asset value at end of period       9.95              9.93         9.93         10.00         9.55         9.95
    ===================================== ----------------- ------------ ------------- ------------- ------------ ==============
    Total return on investment             3.02% (c)         7.21%        5.29%        11.26%        0.29%        178% (c)
    Net assets at end of period in 000's   54,617            40,029       42,100       5,080         4,338        3,482
    Ratio of operating expenses to
      average net assets, exclusive of     0.30% (b)         0.30%        0.31%        0.50%         0.50%        0.50% (b)
      interest expense (a)
    Ratio of operating expenses to
      average net assets, inclusive of     0.30% (b)         0.60%        0.49%        1.41%         1.74%        0.50% (b)
      interest expense (a)
    Ratio of net investment income to
      average net assets (a)               5.60% (b)         6.10%        5.79%        6.09%         4.43%        3.68% (b)
    Decrease in above expense ratios
      due to waiver of investment
      advisory fees and reimbursements     0.20% (b)         0.31%        0.15%        0.53%         0.57%        1.46% (b)
      of other expenses
    Portfolio turnover rate                548%              1,292%       1,387%       1,075%        343%         1,841%
    ===================================== ================= ============ ============= ============= ============ ==============

  (a) Net of waivers and  reimbursements  (b)  Annualized (c) Not annualized (u)
  Unaudited * Commencement of operations ** Rounds to less than $0.01





                                                MORTGAGE-BACKED PORTFOLIO*
          (Please refer to the section labeled KEY TO PORTFOLIO TERMS on page 4 for an explanation of this table)




     -------------------------- -------------------------------------------------------------------------------------------------
     Fundamental    Investment  To attain a high level of total return as may be consistent with the preservation of capital.
     Objective:

     -------------------------- -------------------------------------------------------------------------------------------------
     Portfolio  Investment The  Mortgage-Backed  Portfolio  invests primarily in high  quality  (rating  of  AA by  S&P,  Aa by  Description:  Moody's  or a comparable  rating,  or higher  from a  nationally  recognized  statistical rating
                                organization)  mortgage-backed  securities using
                                hedging  techniques to manage  interest rate and
                                prepayment risk.

     -------------------------- -------------------------------------------------------------------------------------------------
     -------------------------- -------------------------------------------------------------------------------------------------
     Performance Objective:     To outperform the  Lehman Brothers Mortgage-Backed Securities Index.

     -------------------------- -------------------------------------------------------------------------------------------------
     -------------------------- -------------------------------------------------------------------------------------------------
     Investment Policies and    At least 65% of the Portfolio's total assets must be invested in  mortgage-backed  securities of
     Significant Restrictions:  U.S. and foreign  issuers.  For the purpose of this Portfolio,  home equity loans are considered mortgage-backed  securities.  The  Portfolio may
                                not  invest  more  than 5% of its net  assets in
                                futures   margins  and/or  premiums  on  options
                                unless it is being  used for bona  fide  hedging
                                purposes.  For temporary defensive purposes, the
                                Portfolio  may  invest  up to 100% of its  total
                                assets in U.S.  Government  securities,  cash or
                                cash  equivalent  securities.  The  Portfolio is
                                non-diversified.

     -------------------------- -------------------------------------------------------------------------------------------------
     -------------------------- ----------------------------- ---------------------------------- --------------------------------
     Risks:                           Banking industry risk         Hedging risk                       Market risk
                                      Correlation risk              Interest rate risk                 Non-diversification risk
                                      Credit risk                   Leverage risk                      Prepayment risk
                                      Futures risk                  Liquidity risk

     -------------------------- ----------------------------- ---------------------------------- --------------------------------
     -------------------------- ----------------------------- ---------------------------------- --------------------------------
     Allowable Investment             Dollar Roll                   Hedging                            TBA Transactions
     Techniques:                     Transactions                   Short Sale Transactions            When Issued and Forward
                                      Duration Management                                             Commitment Securities

     -------------------------- ----------------------------- ---------------------------------- --------------------------------
     -------------------------- ----------------------------- ---------------------------------- --------------------------------
     Allowable Investments:           Asset-Backed                  Indexed Notes                      Stripped Instruments
                                     Securities                     Inflation-Indexed                  Total Return Swaps
                                      Bank Obligations             Securities                          U.S. Government and
                                      Corporate Debt                Investment Companies              Agency Securities
                                     Instruments                    Mortgage-Backed Securities         Zero Coupon Bonds
                                      Illiquid Securities           Repurchase and Reverse
                                                                   Repurchase Agreements

     -------------------------- ----------------------------- ---------------------------------- --------------------------------
     -------------------------- --------- ------------ ---------------- --------------- -------------- --------------------------
     Minimum Quality Rating:                                 S&P           Moody's                         Average Portfolio
                                  S&P:     Moody's:     (Short-Term):   (Short-Term):     Thompson:            Quality:
                                  BBB-       Baa3            A-2             P-2              B                 AA (Aa)

     -------------------------- --------- ------------ ---------------- --------------- -------------- --------------------------
     -------------------------- -------------------------------------------------------------------------------------------------
     Average                    The  average  U.S.  dollar-weighted  duration  will not exceed plus or minus one year around the
     Weighted Duration:         average duration of the Lehman Brothers Mortgage-Backed Securities Index.

     -------------------------- -------------------------------------------------------------------------------------------------
     *Note:                           The Mortgage-Backed Portfolio's name was formally changed from Mortgage Total Return
                                     Portfolio on September 11, 1998.
                                      For the  purpose of this  Portfolio,  home
                                     equity loans are considered mortgage-backed
                                     securities.

     -------------------------- -------------------------------------------------------------------------------------------------
     -------------------------- -------------------------------------------------------------------------------------------------
     Expected Turnover:         Between 500% and 1,000% per year, but may be higher depending on market conditions.

     -------------------------- -------------------------------------------------------------------------------------------------
     -------------------------- ----------------------- ---------------------- -------------------- -----------------------------
     Hypothetical Expenses              1 Year                 3 Years               5 Years                  10 Years
                                        ------                 -------               -------                  --------
     Per $1,000 Investment,              $ 3                     $ 8                  $ 14                      $ 32
     Assuming a 5% Annual
     Return:

     -------------------------- ----------------------- ---------------------- -------------------- -----------------------------








                  MORTGAGE-BACKED PORTFOLIO ANNUAL OPERATING EXPENSES
                                             (DEDUCTED FROM PORTFOLIO ASSETS)

             Contractual Investment Advisory Fees:               0.30%
             Distribution and/or Service (12b-1) Fees:           0.00%
             Other Expenses:                                     0.15%
             Total Gross Operating Expenses:                     0.45%
             Fee Waiver and/or Expense Reimbursements:          (0.20%)
                                                               -----------
             Net Operating Expenses:                             0.25%
                                                               ===========

   The Investment Adviser and Investors Capital have voluntarily agreed to cap the Net Operating Expenses at 0.25% (on an annualized basis) of the Portfolio's average daily net assets. All operating expenses exceeding the voluntary waiver of fees will be paid by the Investment Adviser. The
   Investment Adviser and the Administrator will not attempt to recover prior period waivers or reimbursements should expenses fall below the cap. Under an Administration Agreement effective May 29, 1998 between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund, for an incentive fee in the event the Portfolio operates below its expense ratio. This fee is capped at 0.02% of the Portfolio's average daily net assets.




     =========================================================================
                 MORTGAGE-BACKED PORTFOLIO FINANCIAL HIGHLIGHTS
                  (IN WHOLE DOLLARS UNLESS OTHERWISE INDICATED)
     =========================================================================


            FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                    Six Months Ended    Year Ended    From 4/29/96* to
                                                                                 6/30/98         12/31/97         12/31/96
                                                                                Unaudited
     ---------------------------------------------------------------------- ------------------ -------------- ==================
     Net asset value at beginning of period                                 10.30               10.16           10.00
     ---------------------------------------------------------------------- ------------------ -------------- ==================
     Net investment income                                                  0.36                0.68            0.41
     Net realized gains on investments                                      0.01                0.32            0.23
     ---------------------------------------------------------------------- ------------------ -------------- ==================
     Total investment income                                                0.37                1.00            0.64
     ---------------------------------------------------------------------- ------------------ -------------- ==================
     Distributions from net investment income                               0.33                0.63            0.41
     Distributions in excess of net investment income                       ---                 0.05            0.06
     Distributions from net realized gain on investments, short sales,
       and financial futures and options contracts                          ---                 0.18            0.01
     ====================================================================== ------------------ -------------- ==================
     Total distributions                                                    0.33                0.86            0.48
     ====================================================================== ------------------ -------------- ==================
     Net asset value at end of period                                       10.34               10.30           10.16
     ====================================================================== ------------------ -------------- ==================
     Total return on investment                                             3.63% (c)           10.19%          6.54% (c)
     Net assets at end of period in 000's                                   955,376             655,271         220,990
     Ratio of operating expenses to average net assets, exclusive of        0.25% (b)           0.38%           0.45% (b)
     interest expense (a)
     Ratio of operating expenses to average net assets, inclusive of        0.25% (b)           0.47%           0.88% (b)
     interest expense (a)
     Ratio of net investment income to average net assets (a)               6.35% (b)           6.07%           7.61% (b)
     Decrease in above expense ratios due to waiver of investment
       advisory fees and reimbursement of other expenses                    0.20% (b)           0.07%           0.10% (b)
     Portfolio turnover rate                                                463%                3,396%          590%
     ====================================================================== ================== ============== ==================

   (a)  Net of waivers and reimbursements
   (b)  Annualized
   (c)  Not annualized
   (u)   Unaudited
   *     Commencement of operations








                                                  ASSET-BACKED PORTFOLIO
          (Please refer to the section labeled KEY TO PORTFOLIO TERMS on page 4 for an explanation of this table)


     -------------------------- ------------------------------------------------------------------------------------------------
     Fundamental  Investment  To attain a high  level of total  return as may be consistent with the preservation of capital.
     Objective:

     -------------------------- ------------------------------------------------------------------------------------------------
     Portfolio  Investment The Asset-Backed  Portfolio invests primarily in high quality  (rating of AA by S&P, Aa by  Description:  Moody's or a comparable rating, or higher from a nationally recognized statistical rating organization) asset-backed securities,  allowing
                                exposure  to other  sectors  of the debt  market
                                opportunistically.

     -------------------------- ------------------------------------------------------------------------------------------------
     -------------------------- ------------------------------------------------------------------------------------------------
     Performance Objective:     To outperform the Lehman Brothers Asset-Backed Securities Index.

     -------------------------- ------------------------------------------------------------------------------------------------
     -------------------------- ------------------------------------------------------------------------------------------------
     Investment                 At least 65% of the  Portfolio's  total assets must be invested in  asset-backed  securities of
     Policies and Significant   the U.S. and foreign  issuers.  The  Portfolio may not invest more than 5% of its net assets in
     Restrictions:              futures  margins  and/or  premiums  on options  unless it is being  used for bona fide  hedging purposes.  For temporary defensive  purposes,  the Portfolio may invest up to 100% of its total assets in U.S.  Government  securities,  cash or cash equivalent  securities.  The Portfolio is non-diversified.

     -------------------------- ------------------------------------------------------------------------------------------------
     -------------------------- ------------------------------ --------------------------------- -------------------------------
     Risks:                           Banking industry risk          Hedging risk                      Liquidity risk
                                      Correlation risk               Interest rate risk                Market risk
                                      Credit risk                    Leverage risk                     Non-diversification risk
                                      Futures risk                                                     Prepayment risk

     -------------------------- ------------------------------ --------------------------------- -------------------------------
     -------------------------- ------------------------------ --------------------------------- -------------------------------
     Allowable Investment             Dollar Roll                    Hedging                           TBA Transactions
     Techniques:                     Transactions                    Short Sale Transactions           When Issued and Forward
                                      Duration Management                                             Commitment Securities


     -------------------------- ------------------------------ --------------------------------- -------------------------------
     -------------------------- ------------------------------ --------------------------------- -------------------------------
     Allowable Investments:           Asset-Backed Securities        Indexed Notes                     Stripped Instruments
                                      Bank Obligations               Inflation-Indexed                 Total Return Swaps
                                      Convertible Securities        Securities                         U.S. Government and
                                      Corporate Debt                 Investment Companies             Agency Securities
                                     Instruments                     Mortgage-Backed Securities        Zero Coupon Securities
                                      Illiquid Securities            Repurchase and Reverse
                                                                    Repurchase Agreements

     -------------------------- ------------------------------ --------------------------------- -------------------------------
     -------------------------- --------- -------------- ----------------- ---------------- -------------- ---------------------
     Minimum Quality Rating:                                   S&P             Moody's                      Average Portfolio
                                  S&P:      Moody's:      (Short-Term):     (Short-Term):     Thompson:          Quality:
                                  BBB-        Baa3             A-2               P-2              B              AA (Aa)

     -------------------------- --------- -------------- ----------------- ---------------- -------------- ---------------------
     -------------------------- ------------------------------------------------------------------------------------------------
     Average                    The average U.S. dollar-weighted duration will not exceed plus or minus one year around the
     Weighted Duration:         average duration of the Lehman Brothers Asset-Backed Securities Index.

     -------------------------- ------------------------------------------------------------------------------------------------
     Expected Turnover:         Between 500% and 1,000% per year, but may be higher depending on market conditions.

     -------------------------- ------------------------------------------------------------------------------------------------
     -------------------------- -------------------- ----------------------- ----------------------- ---------------------------
     Hypothetical Expenses            1 Year                3 Years
                                      ------                -------
     Per $1,000 Investment,             $ 3                   $ 8
     Assuming a 5% Annual
     Return:

     -------------------------- -------------------- ----------------------- ----------------------- ---------------------------


           THIS PORTFOLIO HAS NOT YET COMMENCED INVESTMENT ACTIVITY



                   ASSET-BACKED PORTFOLIO ANNUAL OPERATING EXPENSES
                                         (DEDUCTED FROM PORTFOLIO ASSETS)

              Contractual Investment Advisory Fees:               0.10%
              Distribution and/or Service (12b-1) Fees:           0.00%
              Other Expenses:                                     0.15%
              Total Gross Operating Expenses:                     0.25%
              Fee Waiver and/or Expense Reimbursements:          (0.00%)
                                                                -----------
              Net Operating Expenses:                             0.25%
                                                                ===========

   The Investment Adviser and Investors Capital have voluntarily agreed to cap the Net Operating Expenses at 0.25% (on an annualized basis) of the Portfolio's average daily net assets. All operating expenses exceeding the voluntary waiver of fees will be paid by the Investment Adviser. The
   Investment Adviser and the Administrator will not attempt to recover prior period waivers or reimbursements should expenses fall below the cap. Under an Administration Agreement effective May 29, 1998 between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund, for an incentive fee in the event the Portfolio operates below its expense ratio. This fee is capped at 0.02% of the Portfolio's average daily net assets.





                                                   HIGH YIELD PORTFOLIO
          (Please refer to the section labeled KEY TO PORTFOLIO TERMS on page 4 for an explanation of this table)


---------------------------- ---------------------------------------------------------------------------------------------------
Fundamental  Investment  To  attain  a high  level  of  total  return  as may be consistent with the preservation of capital.
Objective:

---------------------------- ---------------------------------------------------------------------------------------------------
Portfolio Investment         The High Yield Portfolio invests primarily in high yield debt securities.
Description:

---------------------------- ---------------------------------------------------------------------------------------------------
---------------------------- ---------------------------------------------------------------------------------------------------
Performance                  To outperform the Salomon Smith Barney All BB and B Rated Issues Index.
Objective:

---------------------------- ---------------------------------------------------------------------------------------------------
---------------------------- ---------------------------------------------------------------------------------------------------
Investment Policies and      At least 65% of High Yield  Portfolio's  total assets must be invested in high yield securities of
Significant Restrictions:    U.S. and foreign  issuers.  The Portfolio may not invest more than 5% of its net assets in futures margins  and/or  premiums  on options  unless it is
                             being  used for bona  fide  hedging  purposes.  For
                             temporary  defensive  purposes,  the  Portfolio may
                             invest  up to  100%  of its  total  assets  in U.S.
                             Government  securities,  cash  or  cash  equivalent
                             securities. The Portfolio is non-diversified.

---------------------------- ---------------------------------------------------------------------------------------------------
---------------------------- ---------------------------- ------------------------------------ ---------------------------------
Risks:                             Correlation risk             Futures risk                         Market risk
                                   Credit risk                  Hedging risk                         Non-diversification risk
                                   Currency risk                Interest rate risk                   Prepayment risk
                                                                Liquidity risk

---------------------------- ---------------------------- ------------------------------------ ---------------------------------
---------------------------- ---------------------------------------------------------------------------------------------------
Note:                        Special Risks Also known as junk bonds,  high yield
                             bonds are issued by corporations  who either do not
                             have long track records of sales and  earnings,  or
                             by those who possess  questionable credit strength.
                             As a result, the risk of default is higher on these
                             instruments than it would be on an investment grade
                             bond.  High yield bonds have ratings of BB or lower
                             and pay  higher  yields  to  compensate  for  their
                             greater risk.

---------------------------- ---------------------------------------------------------------------------------------------------
---------------------------- --------------------------------- --------------------------------- -------------------------------
Allowable Investment               Dollar Roll Transactions          Hedging                           When Issued and Forward
Techniques:                        Duration Management               Short Sales Transactions         Commitment Securities
                                                                     TBA Transactions

---------------------------- --------------------------------- --------------------------------- -------------------------------
---------------------------- --------------------------------- --------------------------------- -------------------------------
Allowable Investments:             Asset-Backed Securities           Inflation-Indexed                 Municipal Instruments
                                   Bank Obligations                  Securities                       Repurchase and Reverse
                                   Brady Bonds                       Investment Companies             Repurchase Agreements
                                   Convertible Securities            Mortgage-Backed Securities        Stripped Instruments
                                   Corporate Debt Instruments        Multi-National Currency           Total Return Swaps
                                   Foreign Instruments              Unit Securities or More            U.S. Government and
                                   Illiquid Securities              Than One Denomination             Agency Securities
                                   Indexed Notes, Currency                                             Warrants
                                  Exchange-Related                                                     Zero Coupon Securities
                                  Securities and Similar
                                  Securities

---------------------------- --------------------------------- --------------------------------- -------------------------------
---------------------------- --------- ------------ ---------------- ----------------- -------------- --------------------------
Minimum Quality Rating:                                   S&P            Moody's                          Average Portfolio
                               S&P:     Moody's:     (Short-Term):    (Short-Term):      Thompson:            Quality:
                               CCC-       Caa3             C               P-3             LC-3                   B

---------------------------- --------- ------------ ---------------- ----------------- -------------- --------------------------
---------------------------- ---------------------------------------------------------------------------------------------------
Average                      The average U.S.  dollar-weighted duration generally will not exceed plus or minus one year around
Weighted Duration:           the average duration of the Salomon Smith Barney All BB and B Rated Issues Index.

---------------------------- ---------------------------------------------------------------------------------------------------
Expected Turnover:           Between 500% and 1,000% per year, but may be higher depending on market conditions.

---------------------------- ---------------------------------------------------------------------------------------------------
---------------------------- ------------------------- ----------------------- ----------------------- -------------------------
Hypothetical Expenses Per             1 Year                  3 Years
                                      ------                  -------
$1,000 Investment,                     $ 6                      $ 18
Assuming A 5% Annual
Return:

---------------------------- ------------------------- ----------------------- ----------------------- -------------------------

                    THIS PORTFOLIO HAS NOT YET COMMENCED INVESTMENT ACTIVITY



                            HIGH YIELD PORTFOLIO ANNUAL OPERATING EXPENSES
                                     (DEDUCTED FROM PORTFOLIO ASSETS)

                 Contractual Investment Advisory Fees:               0.40%
                 Distribution and/or Service (12b-1) Fees:           0.00%
                 Other Expenses:                                     0.20%
                 Total Gross Operating Expenses:                     0.60%
                 Fee Waiver and/or Expense Reimbursements:          (0.00%)
                                                                   -----------
                 Net Operating Expenses:                             0.60%
                                                                   ===========

   The Investment Adviser and Investors Capital have voluntarily agreed to cap the Net Operating Expenses at 0.60% (on an annualized basis) of the Portfolio's average daily net assets. All operating expenses exceeding the voluntary waiver of fees will be paid by the Investment Adviser. The
   Investment Adviser and the Administrator will not attempt to recover prior period waivers or reimbursements should expenses fall below the cap. Under an Administration Agreement effective May 29, 1998 between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund, for an incentive fee in the event the Portfolio operates below its expense ratio. This fee is capped at 0.02% of the Portfolio's average daily net assets.







                           ENHANCED EQUITY MARKET PORTFOLIO
          (Please refer to the section labeled KEY TO PORTFOLIO TERMS on page 4 for an explanation of this table)


----------------------------- ---------------------------------------------------------------------------------------------------
Fundamental  Investment  To attain a high level of total return that exceeds the
S&P 500 Index(TM).
Objective:

----------------------------- ---------------------------------------------------------------------------------------------------
Portfolio  Investment The Enhanced Equity Market Portfolio  invests primarily in high quality  (rating of AA by S&P, Aa  Description:  by Moody's or a comparable rating, or higher from a nationally recognized statistical rating
                              organization)    short   duration   fixed   income
                              securities and S&P 500 Index(TM) futures contracts
                              to provide, where possible, equity-like returns.

----------------------------- ---------------------------------------------------------------------------------------------------
----------------------------- ---------------------------------------------------------------------------------------------------
Performance                   To outperform the S&P 500 Index(TM).
Objective:

----------------------------- ---------------------------------------------------------------------------------------------------
----------------------------- ---------------------------------------------------------------------------------------------------
Investment Policies and       The Portfolio  may invest up to 100% of its total assets in U.S.  Government  securities,  cash or
Significant Restrictions:     cash  equivalent  securities,  and will maintain 100% exposure to the S&P 500 Index (TM). Up to 5% of the  Portfolio's  total  assets may be invested in
                              margin at any given time;  the  remaining  95% the
                              Portfolio's  assets will be invested in short term
                              instruments.  For  temporary  defensive  purposes,
                              100%  of  the  Portfolio's  total  assets  may  be
                              invested in U.S.  Government  securities,  cash or
                              cash  equivalent  securities.   The  Portfolio  is
                              non-diversified.

----------------------------- ---------------------------------------------------------------------------------------------------
----------------------------- ----------------------------- ---------------------------------- ----------------------------------
Risks:                              Banking Industry risk         Futures risk                       Leverage risk
                                    Correlation risk              Hedging risk                       Market risk
                                    Credit risk                   Interest rate risk                 Non-diversification risk
                                                                  Liquidity risk                     Prepayment risk

----------------------------- ----------------------------- ---------------------------------- ----------------------------------
----------------------------- ----------------------------- ---------------------------------- ----------------------------------
Allowable Investment                Dollar Roll                   Hedging                            When Issued and Forward
Techniques:                        Transactions                   Short Sales Transactions          Commitment Securities
                                    Duration Management           TBA Transactions

----------------------------- ----------------------------- ---------------------------------- ----------------------------------
----------------------------- ----------------------------- ---------------------------------- ----------------------------------
Allowable Investments:              Asset-Backed                  Indexed Notes, Currency            Municipal Instruments
                                   Securities                    Exchange-Related Securities         Repurchase and Reverse
                                    Bank Obligations             and Similar Securities             Repurchase Agreements
                                    Brady Bonds                   Inflation-Indexed                  Stripped Instruments
                                    Corporate Debt               Securities                          Total Return Swaps
                                   Instruments                    Investment Companies               U.S. Government and Agency
                                    Foreign Instruments           Mortgage-Backed Securities        Securities
                                    Illiquid Securities           Multi-National Currency            Warrants
                                                                 Unit Securities or More             Zero Coupon Securities
                                                                 Than One Denomination

----------------------------- ----------------------------- ---------------------------------- ----------------------------------
----------------------------- -------- ----------- ---------------- ------------------ ----------------- ------------------------
Minimum Quality Rating:                                  S&P             Moody's                           Average Portfolio
                               S&P:     Moody's:    (Short-Term):     (Short-Term):       Thompson:             Quality:
                               BBB-       Baa3           A-2               P-2                B                  AA (Aa)

----------------------------- -------- ----------- ---------------- ------------------ ----------------- ------------------------
----------------------------- ---------------------------------------------------------------------------------------------------
Average                       The Portfolio's average U.S.  dollar-weighted duration generally will not exceed plus or minus 2.5
Weighted Duration:            years around the average duration of the S&P 500 Index(TM).

----------------------------- ---------------------------------------------------------------------------------------------------
Expected Turnover:            Between 500% and 1,000% per year, but may be higher depending on market conditions.

----------------------------- ---------------------------------------------------------------------------------------------------
----------------------------- -------------------------- ------------------------ ------------------- ---------------------------
Hypothetical Expenses Per              1 Year                    3 Years
$1,000 Investment, Assuming              $ 5                      $ 16
a 5% Annual Return:

----------------------------- -------------------------- ------------------------ ------------------- ---------------------------


                     THIS PORTFOLIO HAS NOT YET COMMENCED INVESTMENT ACTIVITY


                  ENHANCED EQUITY MARKET PORTFOLIO ANNUAL OPERATING EXPENSES
                                (DEDUCTED FROM PORTFOLIO ASSETS)


                  Contractual Investment Advisory Fees:               0.35%
                  Distribution and/or Service (12b-1) Fees:           0.00%
                  Other Expenses:                                     0.15%
                  Total Gross Operating Expenses:                     0.50%
                  Fee Waiver and/or Expense Reimbursements:          (0.00%)
                                                                    -----------
                  Net Operating Expenses:                             0.50%
                                                                    ===========

   The Investment Adviser and Investors Capital have voluntarily agreed to cap the Net Operating Expenses at 0.50% (on an annualized basis) of the Portfolio's average daily net assets. All operating expenses exceeding the voluntary waiver of fees will be paid by the Investment Adviser. The
   Investment Adviser and the Administrator will not attempt to recover prior period waivers or reimbursements should expenses fall below the cap. Under an Administration Agreement effective May 29, 1998 between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund, for an incentive fee in the event the Portfolio operates below its expense ratio. This fee is capped at 0.02% of the Portfolio's average daily net assets.







                                                  U.S. TREASURY PORTFOLIO
          (Please refer to the section labeled KEY TO PORTFOLIO TERMS on page 4 for an explanation of this table)


      ------------------------ --------------------------------------------------------------------------------------------------
      Fundamental  Investment  To attain a high level of total  return as may be consistent with the preservation of capital and Objective: to avoid credit quality risk.

      ------------------------ --------------------------------------------------------------------------------------------------
      Portfolio Investment     The U.S. Treasury Portfolio invests primarily in Treasuries.
      Description:

      ------------------------ --------------------------------------------------------------------------------------------------
      Performance Objective:   To outperform the Lehman Brothers Government Securities Index.

      ------------------------ --------------------------------------------------------------------------------------------------
      Investment Policies      At  least  95% of the  Portfolio's  total  assets  must be  invested  in U.S.  dollar-denominated
      and Significant          obligations  issued  by the  U.S.  Treasury  and  repurchase  agreements  collateralized  by such
      Restrictions:            obligations.  The  Portfolio  may invest up to 5% of its total assets in high quality  (rating of
                               AA by S&P, Aa by Moody's or a comparable  rating,
                               or   higher   from   a   nationally    recognized
                               statistical  rating  organization)  fixed  income
                               securities.  The  Portfolio  may not invest  more
                               than  5% of its net  assets  in  futures  margins
                               and/or  premiums  on  options  unless it is being
                               used  for  bona  fide   hedging   purposes.   The
                               Portfolio is non-diversified.

      ------------------------ --------------------------------------------------------------------------------------------------
      Risks:                         Correlation risk               Hedging risk                       Leverage risk
                                     Futures risk                   Interest rate risk                 Market risk

      ------------------------ ------------------------------ ---------------------------------- --------------------------------
      Allowable Investment           Duration Management            Hedging                            When Issued and Forward
      Techniques:                                                                                     Commitment Securities

      ------------------------ ------------------------------ ---------------------------------- --------------------------------
      Allowable Investments:         Asset-Backed Securities        Inflation-Indexed                  Stripped Instruments
                                     Bank Obligations              Securities                          U.S. Government and
                                     Corporate Debt                 Investment Companies              Agency Securities
                                    Instruments                     Mortgage Backed Securities         Zero Coupon Securities
                                                                    Repurchase and Reverse
                                                                   Repurchase Agreements

      ------------------------ -------- ------------ --------------- ----------------- ------------- ----------------------------
      Minimum Quality Rating:                             S&P            Moody's                     Average Portfolio Quality:
                                S&P:     Moody's:    (Short-Term):    (Short-Term):     Thompson:             AAA (Aaa)
                                 AA-        Aa3           A-1              P-1              A

      ------------------------ -------- ------------ --------------- ----------------- ------------- ----------------------------
      Average                  The  average  U.S.  dollar-weighted  duration  generally  will not exceed  plus or minus one year
      Weighted Duration:       around the average duration of the Lehman Brothers Government Securities Index.

      ------------------------ --------------------------------------------------------------------------------------------------
      Tax                      Considerations:  Investors in most  jurisdictions
                               will be provided  with  income  exempt from state
                               and local  tax.  Consult  with a tax  adviser  to
                               determine if your state and local tax laws exempt
                               income  derived  from U.S.  Treasury  mutual fund
                               portfolios.

      ------------------------ --------------------------------------------------------------------------------------------------
      Expected Turnover:       Between 500% and 1,000% per year, but may be higher depending on market conditions.

      ------------------------ --------------------------------------------------------------------------------------------------
      ------------------------ -------------------- -------------------- ------------------------- ------------------------------
      Hypothetical Expenses          1 Year               3 Years
                                     ------               -------
      Per $1,000 Investment,           $ 5                 $ 14
      Assuming a 5% Annual
      Return:

      ------------------------ -------------------- -------------------- ------------------------- ------------------------------




                THIS PORTFOLIO HAS NOT YET COMMENCED INVESTMENT ACTIVITY




                         U.S. TREASURY PORTFOLIO ANNUAL OPERATING EXPENSES
                                  (DEDUCTED FROM PORTFOLIO ASSETS)

          Contractual Investment Advisory Fees:               0.30%
          Distribution and/or Service (12b-1) Fees:           0.00%
          Other Expenses:                                     0.15%
          Total Gross Operating Expenses:                     0.45%
          Fee Waiver and/or Expense Reimbursements:          (0.00%)
                                                            -----------
          Net Operating Expenses:                             0.45%
                                                            ===========

   The Investment Adviser and Investors Capital have voluntarily agreed to cap the Net Operating Expenses at 0.45% (on an annualized basis) of the Portfolio's average daily net assets. All operating expenses exceeding the voluntary waiver of fees will be paid by the Investment Adviser. The
   Investment Adviser and the Administrator will not attempt to recover prior period waivers or reimbursements should expenses fall below the cap. Under an Administration Agreement effective May 29, 1998 between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund, for an incentive fee in the event the Portfolio operates below its expense ratio. This fee is capped at 0.02% of the Portfolio's average daily net assets.







                                                 U.S. CORPORATE PORTFOLIO
          (Please refer to the section labeled KEY TO PORTFOLIO TERMS on page 4 for an explanation of this table)



     ------------------------- ------------------------------------------------------------------------------------------------
     Fundamental Investment    To attain a high level of total return as may be consistent with the preservation of capital.
     Objective:

     ------------------------- ------------------------------------------------------------------------------------------------
     Portfolio                 Description The U.S. Corporate  Portfolio invests
                               primarily in high  quality  (rating of AA by S&P,
                               Aa by Moody's or a comparable  rating,  or higher
                               from a nationally  recognized  statistical rating
                               organization)  U.S. corporate  obligations,  with
                               limited exposure to other debt securities.

     ------------------------- ------------------------------------------------------------------------------------------------
     Performance Objective:    To outperform the Salomon Smith Barney Corporate Bond Index.

     ------------------------- ------------------------------------------------------------------------------------------------
     Investment Policies and   The  Portfolio  must  invest  at  least  65% of its  total  assets  in U.S.  dollar-denominated
     Significant               corporate  debt  obligations  of U.S issuers.  The  Portfolio may invest up to 35% of its total
     Restrictions:             assets in  non-dollar-denominated  corporate debt obligations of foreign issuers, or other U.S.
                               dollar-denominated       non-corporate       debt
                               obligations.  The  Portfolio  may not invest more
                               than  5% of its net  assets  in  futures  margins
                               and/or  premiums  on  options  unless it is being
                               used  for  bona  fide   hedging   purposes.   For
                               temporary defensive  purposes,  the Portfolio may
                               invest  up to 100% of its  total  assets  in U.S.
                               Government  securities,  cash or cash  equivalent
                               securities. The Portfolio is non-diversified.

     ------------------------- ------------------------------------------------------------------------------------------------
     Risks:                          Correlation risk              Futures risk                       Liquidity risk
                                     Credit risk                   Hedging risk                       Market risk
                                     Currency risk                 Interest rate risk                 Non-diversification risk
                                                                   Leverage risk                      Prepayment risk

     ------------------------- ----------------------------- ---------------------------------- -------------------------------
     Allowable Investment            Dollar Roll                   Hedging                            TBA Transactions
     Techniques:                    Transactions                   Short Sale Transactions            When Issued and Forward
                                     Duration Management                                             Commitment Securities

     ------------------------- ----------------------------- ---------------------------------- -------------------------------
     Allowable Instruments:          Asset-Backed                  Indexed Notes, Currency            Municipal Instruments
                                    Securities                    Exchange-Related Securities         Repurchase and Reverse
                                     Bank Obligations             and Similar Securities             Repurchase Agreements
                                     Brady Bonds                   Inflation-Indexed                  Stripped Instruments
                                     Convertible Securities       Securities                          Total Return Swaps
                                     Corporate Debt                Investment Companies               U.S. Government and
                                    Instruments                    Mortgage-Backed Securities        Agency  Securities
                                     Foreign Instruments           Multi-National Currency            Warrants
                                     Illiquid Securities          Unit Securities or More             Zero Coupon Bonds
                                                                  Than One Currency
                                                                  Denomination

     ------------------------- -------- ----------- --------------- ----------------- -------------- --------------------------
     Minimum Quality Rating:                             S&P            Moody's                          Minimum Average
                                S&P:     Moody's:   (Short-Term):    (Short-Term):     Thompson:        Portfolio Quality;
                                BBB-       Baa3          A-2              P-2               B                 AA (Aa)

     ------------------------- -------- ----------- --------------- ----------------- -------------- --------------------------
     Average                   The average U.S. dollar-weighted duration generally will not exceed plus or minus one year
     Weighted Duration:        around the average duration of the Salomon Smith Barney Corporate Bond Index.

     ------------------------- ------------------------------------------------------------------------------------------------
     Expected Turnover:        Between 500% and 1,000% per year, but may be higher depending on market conditions.

     ------------------------- ------------------------------------------------------------------------------------------------
     ------------------------- --------------------- ----------------------- ----------------------- --------------------------
     Hypothetical Expenses            1 Year                3 Years
                                      ------                -------
     Per $1,000 Investment,            $ 3                    $ 8
     Assuming a 5% Annual
     Return:

     ------------------------- --------------------- ----------------------- ----------------------- --------------------------




                THIS PORTFOLIO HAS NOT YET COMMENCED INVESTMENT ACTIVITY




                         U.S. CORPORATE PORTFOLIO ANNUAL OPERATING EXPENSES
                                   (DEDUCTED FROM PORTFOLIO ASSETS)

       Contractual Investment Advisory Fees:               0.10%
       Distribution and/or Service (12b-1) Fees:           0.00%
       Other Expenses:                                     0.15%
       Total Gross Operating Expenses:                     0.25%
       Fee Waiver and/or Expense Reimbursements:          (0.00%)
                                                         -----------
       Net Operating Expenses:                             0.25%
                                                         ===========

   The Investment Adviser and Investors Capital have voluntarily agreed to cap the Net Operating Expenses at 0.25% (on an annualized basis) of the Portfolio's average daily net assets. All operating expenses exceeding the voluntary waiver of fees will be paid by the Investment Adviser. The
   Investment Adviser and the Administrator will not attempt to recover prior period waivers or reimbursements should expenses fall below the cap. Under an Administration Agreement effective May 29, 1998 between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund, for an incentive fee in the event the Portfolio operates below its expense ratio. This fee is capped at 0.02% of the Portfolio's average daily net assets.






                                BROAD-MARKET PORTFOLIO
          (Please refer to the section labeled KEY TO PORTFOLIO TERMS on page 4 for an explanation of this table)


----------------------------- -------------------------------------------------------------------------------------------------
Fundamental  Investment  To  attain  a high  level  of  total  return  as may be consistent with the preservation of capital.
Objective:

----------------------------- -------------------------------------------------------------------------------------------------
Portfolio  Investment  The  Broad-Market  Portfolio  invests  primarily  in high quality (rating of AA by S&P, Aa by Description: Moody's or a comparable rating, or higher from a nationally recognized statistical rating
                              organization) fixed income securities reflective of the broad spectrum of the U.S. bond market.

----------------------------- -------------------------------------------------------------------------------------------------
Performance Objective:        To outperform the Lehman Brothers Aggregate Bond Index.

----------------------------- -------------------------------------------------------------------------------------------------
Investment Policies and       The  Portfolio  will invest at least 65% of its total  assets in fixed  income  securities.  The
Significant Restrictions:     allocation  among markets will vary based upon the issuance of new securities and the retirement of  outstanding  securities and  instruments.  The
                              Portfolio has limited exposure to non-U.S.  dollar
                              denominated  securities.  The  Portfolio  may  not
                              invest  more than 5% of its net  assets in futures
                              margins  and/or  premiums on options  unless it is
                              being  used for bona fide  hedging  purposes.  For
                              temporary  defensive  purposes,  the Portfolio may
                              invest up to 100% of its assets in short-term U.S.
                              Government  securities,  cash or  cash  equivalent
                              securities. The Investment Adviser will manage the
                              Broad Market Portfolio to approximate broad market
                              allocations     by    purchasing    and    selling
                              representative  securities in each market, but the
                              Portfolio cannot guarantee that it will match such
                              broad  market  allocations.   The  current  market
                              allocation  is comprised of  approximately  20% in
                              corporate  securities,   50%  in  U.S.  Government
                              securities   and   30%  in   mortgage-backed   and
                              asset-backed   securities.    The   Portfolio   is
                              non-diversified.

----------------------------- ----------------------------- ---------------------------------- --------------------------------
Risks:                              Banking industry risk         Futures risk                       Liquidity risk
                                    Correlation risk              Hedging risk                       Market risk
                                    Credit risk                   Interest rate risk                 Non-diversification risk
                                    Currency risk                 Leverage risk                      Prepayment risk

----------------------------- ----------------------------- ---------------------------------- --------------------------------
Allowable Investment                Dollar Roll                   Duration Management                TBA Transactions
Techniques:                        Transactions                   Hedging                            When Issued and Forward
                                                                                                    Commitment Securities

----------------------------- ----------------------------- ---------------------------------- --------------------------------
Allowable Investments:              Asset-Backed                  Indexed Notes, Currency            Municipal Instruments
                                   Securities                    Exchange-Related Securities         Repurchase and Reverse
                                    Bank Obligations             and Similar Securities             Repurchase Agreements
                                    Brady Bonds                   Inflation-Indexed                  Stripped Instruments
                                    Convertible Securities       Securities                          Total Return Swaps
                                    Corporate Debt                Investment Companies               U.S. Government and
                                   Instruments                    Mortgage-Backed Securities        Agency Securities
                                    Foreign Instruments           Multi-National Currency            Warrants
                                    Illiquid Securities          Unit Securities or More             Zero Coupon Bonds
                                                                 Than One Currency
                                                                 Denomination

----------------------------- -------- ------------- --------------- ---------------- --------------- -------------------------
Minimum Quality Rating:                                   S&P            Moody's                         Average Portfolio
                               S&P:      Moody's:    (Short-Term):    (Short-Term):     Thompson:             Quality:
                               BBB-        Baa3           A-2              P-2              B                 AA (Aa)

----------------------------- -------- ------------- --------------- ---------------- --------------- -------------------------
Average Weighted Duration:    The  average  U.S.  dollar-weighted  duration  generally  will not exceed plus or minus one year around the average duration of the Lehman Brothers Aggregate Bond Index.
----------------------------- -------------------------------------------------------------------------------------------------
Expected Turnover:            Between 500% and 1,000% per year, but may be higher depending on market conditions.

----------------------------- -------------------------------------------------------------------------------------------------
----------------------------- -------------------- ---------------------- ------------------------- ---------------------------
Hypothetical Expenses Per           1 Year                3 Years
$1,000 Investment, Assuming           $ 5                  $ 14
a 5% Annual Return:

----------------------------- -------------------- ---------------------- ------------------------- ---------------------------
                    THIS PORTFOLIO HAS NOT YET COMMENCED INVESTMENT ACTIVITY




                           BROAD MARKET PORTFOLIO ANNUAL OPERATING EXPENSES
                                  (DEDUCTED FROM PORTFOLIO ASSETS)

         Contractual Investment Advisory Fees:               0.30%
         Distribution and/or Service (12b-1) Fees:           0.00%
         Other Expenses:                                     0.15%
         Total Gross Operating Expenses:                     0.45%
         Fee Waiver and/or Expense Reimbursements:          (0.00%)
                                                           -----------
         Net Operating Expenses:                             0.45%
                                                           ===========

   The Investment Adviser and Investors Capital have voluntarily agreed to cap the Net Operating Expenses at 0.45% (on an annualized basis) of the Portfolio's average daily net assets. All operating expenses exceeding the voluntary waiver of fees will be paid by the Investment Adviser. The
   Investment Adviser and the Administrator will not attempt to recover prior period waivers or reimbursements should expenses fall below the cap. Under an Administration Agreement effective May 29, 1998 between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund, for an incentive fee in the event the Portfolio operates below its expense ratio. This fee is capped at 0.02% of the Portfolio's average daily net assets.






               INVESTMENT INFORMATION


    GENERAL INVESTMENT TECHNIQUES/STRATEGIES AND
                  ASSOCIATED RISKS


Dollar Roll Transactions
Dollar roll transactions consist of the sale of mortgage-backed securities, with a commitment to purchase similar, but not identical securities at a future date, and at the same price. Portfolios will maintain a segregated custodial account for dollar roll transactions. The segregated accounts may contain cash, U.S. Government Securities or other liquid, unencumbered securities having an aggregate value at least equal to the amount of such commitments to repurchase the securities under the dollar roll transaction (including accrued interest).

         Risks: Should the broker-dealer to whom a Portfolio sells an underlying security of a dollar roll transaction become insolvent, the Portfolio's right to purchase or repurchase the security may be restricted, or the price of the security may change adversely over the term of the dollar roll transaction.





Duration Management
Duration   measures   a  bond's   price   volatility,
incorporating the following factors:
a.                 the bond's yield,
b.                 coupon interest payments,
c.                 final maturity,
d.                 call features, and
e.                 prepayment assumptions.

Duration measures the expected life of a debt security on a present value basis. It incorporates the length of the time intervals between the present time and the time that the interest and principal payments are scheduled (or in the case of a callable bond, expected to be received) and weighs them by the present values of the cash to be received at each future point in time. For any debt security with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, for the same maturity, the lower the stated or coupon rate of interest of a debt security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a debt security, the shorter the duration of the security.




Futures, options and options on futures have durations closely related to the duration of the securities underlying them. Holding long futures or call options will lengthen a Portfolio's duration by approximately the same amount that holding an equivalent amount of the underlying securities would. Short futures or put option positions have durations roughly equal to the negative duration of the securities that underlie those positions and have the effect of reducing duration by approximately the same amount that selling an equivalent amount of the underlying securities would. The market price of a bond with a duration of two years would be expected to decline 2% if interest rates rose 1%. If a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the bond's value to decline by about 3%.

         Risks: Changes in weighted average duration of a Portfolio's holdings are not likely to be so large as to cause them to fall outside the ranges specified above. There is no assurance that deliberate changes in a Portfolio's weighted average duration will enhance its return relative to more static duration policies or Portfolio structures. In addition, it may detract from its relative return.



Hedging
Hedging techniques are used to offset certain investment risks. Such risks include: changes in interest rates, changes in foreign currency exchange rates and changes in securities and commodity prices. Hedging techniques are commonly used to minimize a given instrument's risks of future gain or loss. Hedging techniques include:



a.                 engaging in swaps;                       d.    purchasing and selling futures contracts; and
b.                 purchasing and selling caps, floors      e.    purchasing and selling options.
                   and collars;
c.    purchasing or selling forward exchange contracts;


All hedging instruments described below constitute commitments by a Portfolio and therefore require the Fund to segregate cash (in any applicable currency), U.S. Government securities or other liquid and unencumbered securities (in any applicable currency) equal to the amount of the Portfolio's obligations in a separate custody account.



When a Portfolio purchases a futures or forward currency contract for non-hedging purposes, the sum of the segregated assets plus the amount of initial and variation margin held in the broker's account, if applicable, must equal the market value of the futures or forward currency contract.

When a Portfolio sells a futures or forward currency contract for non-hedging purposes, the Portfolio will have the contractual right to acquire:
     1.   the securities,
     2.   the   foreign   currency   subject  to  the
         futures,
     3.   the forward currency contract, or
     4. will segregate assets, in an amount at least equal to the market value of the securities or foreign currency underlying the futures or forward currency contract.



Should the market value of the contract move adversely to the Portfolio, or if the value of the securities in the segregated account declines, the Portfolio will be required to deposit additional cash or securities in the segregated account at a time when it may be disadvantageous to do so.



A Portfolio will not enter into any swaps, caps or floors unless the unsecured commercial paper, senior debt or claims paying ability of the counterparty is rated either A or A-1 or better by S&P or A or P-1 or better by Moody's. If unrated, it must be determined to be of comparable quality by the Investment Adviser.

         Risks: Hedging involves risks of imperfect correlation in price movements of the hedge and movements in the price of the hedged security. If interest or currency exchange rates do not move in the direction of the hedge, the Portfolio will be in a worse position than if hedging had not been employed. As a result, the Portfolio will lose all or part of the benefit of the favorable rate movement due to the cost of the hedge or offsetting positions. Hedging transactions not entered into on a U.S. or foreign exchange may subject a Portfolio to exposure to the credit risk of its counterparty. Futures and Options transactions entail special risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related Portfolio position could create the possibility that losses will be greater than gains in the value of the Portfolio's position. Other risks include the risk that a Portfolio could not close out a futures or options position when it would be most advantageous to do so.

a.    Swaps
Swaps are commonly used for hedging purposes. Hedging involving mortgage and interest rate swaps may enhance total return. Interest rate swaps involve a Portfolio's exchange with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Mortgage swaps are similar to interest rate swaps, both represent commitments to pay and receive funds. Currency swaps involve the exchange of their respective rights to make or receive payments in specified currencies.



b.    Caps, Floors and Collars
The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar incorporates a cap and a floor in one transaction as described above.

c. Forward Foreign Exchange Contracts A forward foreign exchange contract is the purchase or sale of a foreign currency, on a specified date, at an exchange rate established before the currency's payment and delivery to hedge the currency exchange risk associated with its assets or obligations denominated in foreign currencies. Synthetic hedging is a technique utilizing forward foreign exchange contracts that is frequently employed by many of the Portfolios. It entails entering into a forward contract to sell a currency the changes in value of which are generally considered to be linked to a currency or currencies in which some or all of the Portfolio's securities are or are expected to be denominated, and buying U.S. dollars. There is a risk that the perceived linkage between various currencies may not be present during the particular time that a Portfolio is engaging in synthetic hedging. A Portfolio may also cross-hedge currencies by entering into forward contracts to sell one or more currencies that are expected to decline in value relative to other currencies to which the Portfolio has or expects to have exposure.




d.    Futures Contracts
A futures contract is an agreement to buy or sell a specific amount of a financial instrument at a particular price on a specified date. The futures contract obligates the buyer to purchase the underlying commodity and the seller to sell it. Losses from investing in futures transactions that are unhedged or uncovered are potentially unlimited. Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling an identical offsetting futures contract that cancels the original contract to make or take delivery. At times, the ordinary spreads between values in the cash and futures markets, due to differences in the character of these markets, are subject to distortions. The possibility of such distortions means that a correct forecast of general market, foreign exchange rate or interest rate trends may not produce the Portfolio's intended results. Investors should note that the Enhanced Equity Market Portfolio may, unlike the other Fund Portfolios, invest more than 5% of its total net assets in futures contracts and will utilize futures contracts for purposes other than bona fide hedging

e.    Options Contracts
An option is a contractual  right, but not an obligation,  to buy (call) or sell
(put) property that is guaranteed in exchange for an agreed upon sum. If the right is not exercised within a specified period of time, the option expires and the option buyer forfeits the amount paid. An option may be a contract that bases its value on the performance of an underlying bond. When a Portfolio writes a call option, it gives up the potential for gain on the underlying securities or currency in excess of the exercise price of the option during the period that the option is open. A put option gives the purchaser, in return for a premium, the right, for a specified period or time, to sell the securities or currency subject to the option to the writer of the put at the specified exercise price. The writer of the put option, in return for the premium, has the obligation, upon exercise of the option, to acquire the securities or currency underlying the option at the exercise price. A Portfolio might, therefore, be obligated to purchase the underlying securities or currency for more than their current market price.
         Risks: Hedging involves risks of imperfect correlation in price movements of the hedge and movements in the price of the hedged security. If interest or currency exchange rates do not move in the direction of the hedge, the Portfolio will be in a worse position than if hedging had not been employed. As a result, it will lose all or part of the benefit of the favorable rate movement due to the cost of the hedge or offsetting positions. Hedging transactions not entered into on a U.S. or foreign exchange may subject a Portfolio to exposure to the credit risk of its counterparty. Futures and Options transactions entail special risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related Portfolio position could create the possibility that losses will be greater than gains in the value of the Portfolio's position. Other risks include the risk that a Portfolio could not close out a futures or options position when it would be most advantageous to do so.


Short Sales
Short sales are transactions in which a Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. Short selling provides the Investment Adviser with flexibility to reduce certain risks of the Portfolio's holdings and increase the Portfolio's total return. To the extent that the Portfolio has sold securities short, it will maintain a daily segregated account, containing cash, U.S. Government securities or other liquid and unencumbered securities, at such a level that (a) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (b) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short.

         Risks: A short sale is generally used to take advantage of an anticipated decline in price or to protect a profit. A Portfolio will incur loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which Portfolio replaces the borrowed money. The amount of any loss will be increased by the amount of any premium or amounts in lieu of interest the Portfolio may be required to pay in connection with a short sale. Without the purchase of an option, the potential loss from a short sale is unlimited.



TBA (To Be Announced) Transactions In a TBA transaction, the type of mortgage-backed securities to be delivered is specified at the time of trade, but the actual pool numbers of the securities to be delivered are not known at the time of the trade. For example, in a TBA transaction, an investor could purchase $1 million 30 year FNMA 9's and receive up to three pools on the settlement date. The pool numbers to be delivered at settlement will be announced shortly before settlement takes place. Agency pass-through mortgage-backed securities are usually issued on a TBA basis. For each Portfolio, the Fund will maintain a segregated custodial account containing cash, U.S. Government securities or other liquid and unencumbered securities having a value at least equal to the aggregate amount of a Portfolio's TBA transactions.


         Risks: The value of the security on the date of delivery may be less than its purchase price, presenting a possible loss of asset value.


When Issued and Forward Commitment Securities The purchase of a when issued or forward commitment security will be recorded on the date the Portfolio enters into the commitment. The value of the security will be reflected in the calculation of the Portfolio's net asset value. The value of the security on delivery date may be more or less than its purchase price. Generally, no interest accrues to a Portfolio until settlement. For each Portfolio, the Fund will maintain a segregated custodial account containing cash, U.S. Government securities or other liquid and unencumbered securities having a value at least equal to the aggregate amount of a Portfolio's when issued and forward commitments transactions.

         Risks: The value of the security on the date of delivery may be less than its purchase price, presenting a possible loss of asset value.




  GENERAL DESCRIPTION OF INVESTMENTS AND ASSOCIATED
                        RISKS

Asset-Backed Securities
Asset-backed  securities  are secured by or backed by
assets other than  mortgage-related  assets,  such as
automobile   and  credit  card   receivables.   These
securities  are  sponsored  by such  institutions  as
finance    companies,    finance    subsidiaries   of
industrial    companies   and    investment    banks.
Asset-backed      securities      have     structural
characteristics     similar    to     mortgage-backed
securities,  however,  the underlying  assets are not
first lien mortgage  loans or interests,  but include
assets such as:
a.        motor vehicle installment sale contracts,
b.        other installment sale contracts,
c.        leases  of   various   types  of  real  and
personal property, and
d. receivables from revolving credit (credit card) agreements.



         Risks: Since the principal amount of asset-backed securities is generally subject to partial or total prepayment risk. If an asset-backed security is purchased at a premium or discount to par, a prepayment rate that is faster than expected will reduce or increase yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect on yield to maturity. These securities may not have any security interest in the underlying assets, and recoveries on the repossessed collateral may not, in some cases, be available to support payments on these securities.


Bank Obligations
Bank obligations are bank issued securities. These instruments include:


a. Time Deposits,             e.    Deposit Notes,                         h. Variable Rate Notes,
                              f.    Eurodollar Time deposits,              i. Loan Participations,
b. Certificates of Deposit,   g.    Eurodollar Certificates of Deposit,    j. Variable Amount Master Demand Notes,
                                                                           k. Yankee CDs, and
c. Bankers'Acceptances,                                                    l. Custodial Receipts

d. Bank Notes,



         Risks:   Investing   in   bank   obligations
         exposes a Portfolio to risks associated with the banking industry such as interest rate and credit risks.


Brady Bonds
Brady Bonds are debt securities, issued or guaranteed by foreign governments in exchange for existing external commercial bank indebtedness. To date, over $154 billion (face amount) of Brady Bonds have been issued by the governments of thirteen countries, the largest proportion having been issued by Argentina,
Brazil, Mexico and Venezuela. Brady Bonds are either collateralized or uncollateralized, issued in various currencies (primarily the U.S. dollar), and are actively traded in the over-the-counter secondary market.

A Portfolio may invest in either collateralized or uncollateralized Brady Bonds. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on such bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at the time and is adjusted at regular intervals thereafter.

         Risks: Brady Bonds are generally issued to countries with developing capital markets or unstable governments and as such, are considered to be among the more risky international investments.


Convertible Securities
Convertible bonds or shares of convertible preferred stock are securities that may be converted into, or exchanged for, underlying shares of common stock, either at a stated price or stated rate. Convertible securities have general characteristics similar to both fixed income and equity securities.

         Risks: Typically, convertible securities are callable by the company, which may, in effect, force conversion before the holder would otherwise choose. If the issuer chooses to convert the security, this action could have an adverse effect on a Portfolio's ability to achieve its objectives.



Corporate Debt Instruments
Corporate bonds are debt instruments issued by private corporations. As creditors, bondholders have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. A Portfolio purchases corporate bonds subject to quality restraints. Commercial paper, notes and other obligations of U.S. and foreign corporate issuers must meet the Portfolio's credit quality standards (including medium-term and variable rate notes). A Portfolio may retain a downgraded corporate debt security if the Investment Adviser determines retention of such security to be in the Portfolio's best interests.

         Risks:    Investing   in   corporate    debt
         securities    subjects   a   Portfolio    to
         interest rate changes and credit risks.



Foreign Instruments

a.     Foreign Securities
Foreign securities are securities denominated in currencies other than the U.S. dollar and may be denominated in any single currency or multi-currency units. The Investment Adviser will adjust exposure of a Portfolios to different currencies based on its perception of the most favorable markets and issuers. It is further anticipated that such securities will be issued primarily by governmental and private entities located in such countries and by supranational entities. A Portfolio will only invest in countries considered to have stable governments, based on the Investment Adviser's analysis of social, political, and economic factors.

b. Foreign Government, International and Supranational Agency Securities These securities include debt obligations issued or guaranteed by a foreign government or its subdivisions, agencies and instrumentalities, international agencies and supranational entities.

         Risks:    Generally,    foreign    financial
         markets  have   substantially   less  volume
         than the  U.S.  market.  Securities  of many
         foreign  companies  are  less  liquid,   and
         their   prices   are  more   volatile   than
         securities    of     comparable     domestic
         companies.  Certain  Portfolios  may  invest
         portions  of  their  assets  in   securities
         denominated  in  foreign  currencies.  These
         investments  carry risks of  fluctuations of
         exchange   rates   relative   to  the   U.S.
         dollar.   Securities   issued   by   foreign
         entities  (governments,  corporations  etc.)
         may involve risks not  associated  with U.S.
         investments,   including   expropriation  of
         assets,   taxation,   political   or  social
         instability  and  low  financial   reporting
         standards--all of which may cause declines in investment returns.


Illiquid Securities
Illiquid  securities  cannot be sold or  disposed  of
in the  ordinary  course  of  business  within  seven
days  for   approximately   the   value  at  which  a
Portfolio has valued the securities.  These include:
1.    securities    with    legal   or    contractual
     restrictions on resale,
2.    time   deposits,   repurchase   agreements  and
     dollar  roll   transactions   having  maturities
     longer than seven days, and
3. securities not having readily available market quotations. Although the Portfolios are allowed to invest up to 15% (10% in the case of the Money Market Portfolio) of the value of their net assets in illiquid assets, it is not expected that any Portfolio will invest a significant portion of its assets in illiquid securities. The Investment Adviser monitors the liquidity of such restricted securities under the supervision of the Board of Directors.

A Portfolio may purchase securities not registered under the Securities Act of 1933 as amended (the "1933 Act"), but which can be sold to qualified institutional buyers in accordance with Rule 144A under that Act. A Portfolio may also invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the 1933 Act (Section 4(2) paper). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. If a particular investment in Rule 144A securities, Section 4(2) paper or private placement securities is not determined to be liquid, that investment will be included within the 15% (or 10%) limitation on investment in illiquid securities. The Investment Adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors.

         Risks: Investing in illiquid securities presents the potential risks of tying up a Portfolio's assets at a time when liquidating assets may be necessary to meet debts and obligations.


Indexed Notes, Currency Exchange-Related Securities and Similar Securities These securities are notes, the principal amount of which and/or the rate of interest payable is determined by reference to an index. This index may be determined by the rate of exchange between the specified currency for the note and one or more other currencies or composite currencies.

         Risks:   Foreign  currency  markets  can  be
         highly  volatile  and are  subject  to sharp
         price   fluctuations.   A  high   degree  of
         leverage  is typical  for  foreign  currency
         instruments   in  which  a   Portfolio   may
         invest.



Inflation-Indexed Securities
Inflation-indexed securities are linked to the inflation rate from worldwide bond markets such as the U.S. Treasury Department's "inflation-protection" issues. The initial issues are ten year notes which are issued quarterly. Other maturities will be sold at a later date. The principal is adjusted for inflation (payable at maturity) and the semi-annual interest payments equal a fixed percentage of the inflation adjusted principal amount. The inflation adjustments are based upon the Consumer Price Index for Urban Consumers. These securities may be eligible for coupon stripping under the U.S. Treasury program. In addition to the U.S. Treasury's issues, inflation-indexed securities include inflation-indexed securities from other countries such as Australia, Canada, New Zealand, Sweden and the United Kingdom.

         Risks: If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Portfolios many also invest in other inflation related bonds that may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

         The U.S. Treasury has only recently begun issuing inflation-indexed bonds. As such, there is no trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop, although one is expected to continue to evolve. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Portfolio may be forced to liquidate positions when it would not be advantageous to do so. Finally, there can be no assurance that the Consumer Price Index for Urban Consumers will accurately measure the real rate of inflation in the price of goods and services.



Investment Companies
An  investment  company  is  an  investment  vehicle,
which,  for a  management  fee,  invests  the  pooled
funds of  investors  in  securities  appropriate  for
its  investment   objectives.   Two  basic  types  of
investment companies exist:
1. Open end funds: these funds have a floating number of outstanding shares and will sell or redeem shares at their current net asset value,
2. Closed end funds: these funds have a fixed number of outstanding shares that are traded on an exchange.

The  acquiring  company may not purchase or otherwise
acquire  securities  in the  acquired  company  (if a
load fund) if, immediately after the acquisition:
1.    the   acquiring   company   and   any   company
     controlled by it would own in the aggregate more than 3% of the total outstanding voting stock of the acquired company
2. securities issued by the acquired company would have an aggregate value exceeding 5% of the value of the total assets of the acquiring company; or
3. securities issued by the acquired company and all other investment companies would have an aggregate value in excess of 10% of the value of the acquiring company's total assets.

The acquiring company may not purchase or otherwise acquire securities in the acquired company (if no-load) if, immediately after the acquisition the acquiring company and any company controlled by it would own in the aggregate more than 3% of the total outstanding voting stock of the acquired company.

A Portfolio may invest in another Portfolio within the FFTW Funds, Inc. family. This is commonly referred to as cross-portfolio investing. Should such cross-portfolio investing occur, investors will not be double-charged advisory fees. The Portfolio in which it is directly invested will only charge investors an advisory fee.

         Risks: Generally, risks posed by a particular fund will mirror those posed by the underlying securities. A money market fund has the highest safety of principal, whereas bond funds are vulnerable to interest rate movements.





Mortgage-Backed Securities
Mortgage-backed     securities     are     securities
representing   ownership   interests   in,   or  debt
obligations   secured   entirely  or  primarily   by,
"pools" of residential  or commercial  mortgage loans
or      other       mortgage-backed       securities.
Mortgage-backed  securities  may  take a  variety  of
forms, the most common being:
1.    Mortgage-pass through securities issued by
     a.   the Government National Mortgage
         Association (Ginnie Mae),
     b.   the Federal National Mortgage Association
         (Fannie Mae),
     c.   the Federal Home Loan Mortgage
         Corporation (Freddie Mac),
     d. commercial banks, savings and loan associations, mortgage banks or by issuers that are affiliates of or sponsored by such entities,
2.    Collateralized   mortgage   obligations  (CMOs)
     which are debt obligations collateralized by such assets, and
3. Commercial mortgage-backed securities.

The Investment Adviser expects that new types of mortgage-backed securities may be created offering asset pass-through and asset-collateralized investments in addition to those described above by governmental, government-related and private entities. As new types of mortgage-related securities are developed and offered to investors, the Investment Adviser will consider whether it would be appropriate for such Portfolio to make investments in them.

CMOs are derivatives collateralized by mortgage pass-through securities. Cash flows from mortgage pass-through securities are allocated to various tranches in a predetermined, specified order. Each tranche has a stated maturity - the latest date by which the tranche can be completely repaid, assuming no prepayments - and has an average life the average of the time to receipt of a principal payment weighted by the size of the principal payment. The average life is typically used as a proxy for maturity because the debt is amortized, rather than being paid off entirely at maturity.

         Risks: A Portfolio may invest in mortgage-backed and other asset-backed securities carrying the risk of a faster or slower than expected prepayment of principal which may affect the duration and return of the security. Portfolio returns will be influenced by changes in interest rates. Changes in market yields affect a Portfolio's asset value since Portfolio debt will generally increase when interest rates fall and decrease when interest rates rise. Thus, interest rates have an inverse relationship with corresponding market values. Prices of shorter-term securities generally fluctuate less in response to interest rate changes than do longer-term securities.


Multi-National Currency Unit Securities or More Than One Currency Denomination Multi-national currency unit securities are tied to currencies of more than one nation. This includes the European Currency Unit--a "basket" consisting of specified currencies of the member states of the European Community (a Western European economic cooperative organization). These securities include securities denominated in the currency of one nation, although it is issued by a governmental entity, corporation or financial institution of another nation.

         Risks:         Investments         involving
         multi-national  currency  units are  subject
         to  changes  in  currency   exchange   rates
         which may  cause the value of such  invested
         securities  to  decrease   relative  to  the
         U.S. dollar.



Municipal Instruments
Municipal instruments are debt obligations issued by a state or local government entity. The instruments may support general governmental needs or special governmental projects. It is not anticipated that such instruments will ever represent a significant portion of any Portfolio's assets.

         Risks:      Investments     in     municipal
         instruments     are     subject    to    the
         municipality's   ability   to  make   timely
         payment.   Municipal  instruments  may  also
         be subject to bankruptcy protection should the municipality file for such protection.


Repurchase and Reverse Repurchase Agreements Under a repurchase agreement, a bank or securities firm (a dealer in U.S. Government Securities reporting to the Federal Reserve Bank of New York) or Investors Bank & Trust Co. agrees to sell U.S. Government Securities to a Portfolio and repurchase such securities from the Portfolio at a later date for an agreed upon price. Under a reverse
repurchase  agreement,   a  primary  or  reporting  dealer  in  U.S.  Government
Securities purchases U.S. Government Securities from a Portfolio and the Portfolio agrees to repurchase the securities for an agreed price at a later date.



The Fund will maintain a segregated custodial account for each Portfolio's reverse repurchase agreements. Until repayment is made, the segregated accounts may contain cash, U.S. Government Securities or other liquid, unencumbered securities having an aggregate value at least equal to the amount of such commitments to repurchase (including accrued interest). Repurchase and reverse repurchase agreements will generally be restricted to those maturing within seven days.

         Risks: If the other party to a repurchase and/or reverse repurchase agreement becomes subject to a bankruptcy or other insolvency proceeding, or fails to satisfy its obligations thereunder, delays may result in recovering cash or the securities sold, or losses may occur as to all or part of the income, proceeds or rights in the security.


Stripped Instruments
Stripped  instruments  are bonds,  reduced to its two
components:  its rights to receive periodic  interest
payments  (IOs)  and  rights  to  receive   principal
repayments   (POs).   Each  component  is  then  sold
separately.  Such instruments include:
a.    Municipal Bond Strips
b.    Treasury Strips
c.    Stripped Mortgage-Backed Securities

         Risks: POs do not pay interest, its return is solely based on payment of principal at maturity. Both POs and IOs tend to be subject to greater interim market value fluctuations in response to changes in interest rates. Stripped Mortgage-Backed Securities IOs run the risk of unanticipated prepayment which will decrease the instrument's overall return.


Total Return Swaps
A total return swap is an exchange of one security for another. Unlike a hedge swap, a total return swap is solely entered into as a derivative investment to enhance total return.

         Risks: A total return swap may result in a Portfolio obtaining an instrument, which for some reason, does not perform as well as the original swap instrument.



U.S. Government and Agency Securities and Government-Sponsored Enterprises/Federal Agencies U.S. Government and agency securities are issued by or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and supported by the full faith and credit of the United States. A Portfolio may also invest in other securities which may be issued by a U.S. Government-sponsored enterprise or federal agency, and supported either by its ability to borrow from the U.S. Treasury or by its own credit standing. Such securities do not constitute direct obligations of the United States but are issued, in general, under the authority of an Act of Congress. The universe of eligible securities in these categories include those sponsored by:
     a.   U.S. Treasury Department,
     b.   Farmer's Home Administration,
     c.   Federal Home Loan Mortgage Corporation,
     d.   Federal National Mortgage Association,
     e.   Student Loan Marketing Association, and
     f.   Government National Mortgage Association.


         Risks:  Investing  in  securities  backed by
         the  full  faith  and  credit  of  the  U.S.
         Government   are   guaranteed   only  as  to
         interest rate and face value at maturity, not its current market price.


Warrants
A warrant is a corporate-issued option that entitles the holder to buy a proportionate amount of common stock at a specified price. Warrants are freely transferable and can be traded on the major exchanges

         Risks: Warrants retain their value only so long as the stock retains its value.
         Typically, when the value of the stock drops, the value of the warrant drops.


Zero Coupon Securities
Zero coupon securities are sold at a deep discount from their face value. Such securities make no periodic interest payments, however, the buyer receives a rate of return by the gradual appreciation of the security, until it is redeemed at face value on a specified maturity date.

         Risks: Zero coupon securities do not pay interest until maturity and tend to be subject to greater interim market value fluctuations in response to interest rate changes rather than interest paying securities of similar maturities.


                 PORTFOLIO TURNOVER

Costs associated with Portfolio turnover have historically been and are expected to remain low relative to equity fund turnover costs. These anticipated Portfolio turnover rates are believed to be higher than the turnover experienced by most fixed income funds, due to the Investment Adviser's active management of duration and could, in turn, lead to higher turnover costs. High Portfolio turnover may involve greater brokerage commissions and transactions costs which will be paid by the Portfolio. In addition, high turnover rates may result in increased short-term capital gains.


               SHAREHOLDER INFORMATION



             DISTRIBUTION OF FUND SHARES

Shares of the Fund are distributed by Investors Capital, Inc. a branch office of AMT Capital pursuant to a Distribution Agreement dated as of May 29, 1998 between the Fund and AMT Capital. No fees are payable by the Fund pursuant to the Distribution Agreement, and AMT Capital bears the expense of its distribution activities.

                      PURCHASES

Portfolio shares, other than Mortgage-Backed, Mortgage LIBOR, Asset-Backed and High Yield may be purchased at each Portfolio's net asset value next determined after receipt of the order. Submitted orders should include a completed Account Application to AMT Capital or Investors Capital and federal funds must be wired to AMT Capital's "Fund Purchase Account" at Investors Bank & Trust Company ("IBT") in Boston, Massachusetts. IBT serves as the Fund's Transfer Agent. With the exception of Mortgage-Backed, Mortgage LIBOR and Asset-Backed Portfolios, the other seven Portfolios continuously offer shares. Purchases may be made Monday through Friday, except for the holidays declared by the Federal Reserve Banks of New York or Boston. At the present time, these holidays are: New Year's Day, Dr. Martin Luther King's Birthday, Presidents' Day, Memorial Day, Fourth of July, Labor Day, Columbus Day, Veterans Day, Thanksgiving, and Christmas.

Portfolio shares may be purchased directly from the Fund, or obtained by employing the services of an outside broker or agent. Such broker or agent may charge a fee for its services. The minimum initial investment in any Portfolio, if shares are purchased directly from the Fund, is $100,000; such minimum may be waived at the discretion of the Investment Adviser or AMT Capital. Subsequent investments or redemptions may be of any amount. Initial investments, if obtained through a broker or agent may be for amounts lower than $100,000. There are no loads nor 12b-1 fees imposed by the Fund.

Shares of the Mortgage LIBOR Portfolio may be purchased only on the last Business Day of each week and on any other Business Day approved by the Investment Adviser. The Net Asset Value for the Mortgage LIBOR Portfolio is regularly determined on the last Business Day of each week, and on any other Business Days approved by the Investment Adviser

 Shares of Mortgage-Backed, High Yield and Asset-Backed Portfolios may be purchased only on the last Business Day of each month and on any other Business Days approved by the Investment Adviser. The Net Asset Value for the Mortgage-Backed, Asset-Backed and High Yield Portfolios is regularly determined on the last business day of each month and on any other Business Days approved by the Investment Adviser.

Investors in Enhanced Equity Market Portfolio must be qualified eligible participants as defined in Commodities Futures Trading Commission Rule 4.7. The requirements for "Qualified Eligible Participants" status are set forth in the Fund's Account Application Form. Share purchases must be made by wire transfer of Federal funds. Subject to the above offering dates, initial share purchase orders are effective on the date AMT Capital or Investors Capital receive a completed Account Application Form (and other required documents) and Federal funds become available to the Fund in its account with the Transfer Agent as set forth below. The shareholder's bank may impose a charge to execute the wire transfer.

In order to purchase shares on a particular Business Day, subject to the offering dates described above, a purchaser must call Investors Capital at (800) 762-4848 [or within the City of New York, (212) 332-5211] prior to 4:00 p.m. Eastern time ("ET") (12:00 p.m. ET in the case of the Money Market Portfolio) to inform the Fund of the incoming wire transfer. Investors must clearly indicate which Portfolio is to be purchased. If Federal funds are received by the Fund that same day, the order will be effective on that day. If the Fund receives notification after 4:00 p.m. ET (12:00 p.m. ET in the case of the Money Market Portfolio), or if Federal funds are not received by the Transfer Agent, such purchase order shall be executed as of the date that Federal funds are received. Shares purchased will begin accruing dividends on the day Federal funds are received.

                                                     WIRING INSTRUCTIONS

To:                 Investors Bank & Trust Company, Boston, Massachusetts.
ABA Number:         011-0010438
Account Name:       AMT Capital Securities, L.L.C. - Purchase Account
Account Number:     933333333
Reference:          (Indicate Portfolio name)

                     REDEMPTIONS

All Fund shares (fractional and full) will be redeemed upon shareholder request. The redemption price will be the net asset value per share, determined once the Transfer Agent receives proper notice of redemption (as described below). If such notice is received by the Transfer Agent by 4:00 p.m. ET (12:00 p.m. ET in the case of the Money Market Portfolio) on any Business Day, the redemption will be effective and payment will be made: 1) on such Business day in the case of Money Market and U.S. Short-Term, or 2) within seven calendar days in the case of all other Portfolios, but generally on the day following receipt of such notice. If notice is received on a non-business day or after 4:00 p.m. ET (12:00 p.m. ET in the case of the Money Market Portfolio), the redemption notice will be deemed received as of the next Business Day.

Shares may be redeemed by employing the services of an outside broker or agent or may be redeemed directly from the Fund. Such broker or agent may charge a fee for its services. There are no loads nor 12b-1 fees imposed by the Fund. No charge is imposed by the Fund to redeem shares, however, a shareholder's bank may impose its own wire transfer fee for receipt of the wire. Redemptions may be executed by the Fund in any amount requested by the shareholder up to the amount the shareholder has invested in the Fund.

To redeem shares from the Fund, a shareholder or any authorized agent (so designated on the Account Application Form) must provide the Transfer Agent with:
1.    the dollar or share amount to be redeemed;
2. the account to which the redemption proceeds should be wired (this account will have been previously designated by the shareholder on its Account Application Form);
3.    the name of the shareholder; and
4.    the shareholder's account number.
Shares redeemed receive dividends declared up to, and including the day, preceding the day of the redemption payment.

A shareholder may change its authorized agent or the account designated to receive redemption proceeds at any time by writing to the Transfer Agent with an appropriate signature guarantee. Further documentation may be required when deemed appropriate by the Transfer Agent.

A shareholder may request redemption by calling the Transfer Agent at (800) 247-0473. Telephone redemption is made available to shareholders of the Fund on the Account Application. The Fund or the Transfer Agent may employ procedures designed to confirm that instructions communicated by telephone are genuine. If the Fund does not employ such procedures, it may be liable for losses due to unauthorized or fraudulent instructions. The Fund or the Transfer Agent may require personal identification codes and will only wire funds through pre-existing bank account instructions. No bank instruction changes will be accepted via telephone.

In an attempt to reduce expenses, the Fund may redeem shares of any shareholder whose Portfolio account has a net asset value lower than $100,000. A shareholder's account may be involuntarily redeemed by the Fund should its account value fall below minimum investment requirements. An involuntary redemption will not occur when drops in investment value are the sole result of adverse market conditions. The Fund will give 60 days prior written notice to shareholders whose shares are being redeemed to allow them to purchase sufficient additional shares of the applicable Portfolio to avoid such redemption. The Fund also may redeem shares in a shareholder's account as reimbursement for loss due to the failure of a check or wire to clear in payment of shares purchased.


          DETERMINATION OF NET ASSET VALUE

Portfolio  net  asset  value is  determined  by:  (1)
adding  the  market  value  of  all  the  Portfolio's
assets,   (2)  subtracting  all  of  the  Portfolio's
liabilities,  and then (3)  dividing by the number of
shares  outstanding  and  adjusting  to  the  nearest
cent.
1.    For all Portfolios  other than Mortgage  LIBOR,
      Mortgage-Backed,  Asset-Backed,  High Yield and
      Money Market,  net asset value is calculated by
      the Fund's  Accounting Agent as of 4:00 p.m. ET
      on each Business Day.
2. Mortgage LIBOR Portfolio's net asset value is calculated by the Fund's Accounting Agent as of 4:00 p.m. ET on the last Business day of each week, on any other Business Days in which the Investment Adviser approves a purchase, and on each Business Day for which a redemption order has been placed.
3.    Mortgage-Backed,  Asset-Backed  and High  Yield
      Portfolios'  net asset values are calculated by
      the Fund's  Accounting Agent as of 4:00 p.m. ET
      on the last  Business Day of each week and each
      month,  on any other Business Days in which the
      Investment Adviser approves a purchase,  and on
      each Business Day for which a redemption  order
      has been placed.
4.    Money  Market  Portfolio's  net asset  value is
      calculated  as of  12:00  noon  ET on  Business
      Days.  The  Money  Market  Portfolio  seeks  to
      maintain a stable net asset  value per share of
      $1.00.  For purposes of  calculating  the Money
      Market Portfolio's net asset value,  securities
      are valued  using the  "amortized  cost" method
      of   valuation,   which   does  not  take  into
      consideration  unrealized gains or losses.  The
      amortized  cost  method  involves   valuing  an
      instrument at its cost,  and assumes a constant
      amortization  to  maturity  of any  discount or
      premium,    regardless   of   the   impact   of
      fluctuating  interest rates on the market value
      of the  instrument.  While this method provides
      certainty  in  valuation,   it  may  result  in
      periods  during  which value based on amortized
      cost  is  higher  or  lower  than  the  price a
      Portfolio   would   receive   if  it  sold  the
      instrument.

The use of amortized cost and the maintenance of the Portfolio's per share net asset value at $1.00 is based on its election to operate under the provisions of Rule 2a-7 (the "Rule") under the 1940 Act. As conditions of operating under the Rule, the Money Market Portfolio must: 1. maintain a dollar-weighted average Portfolio maturity of 90 days or shorter;
2.     generally  purchase  only  instruments  having
      remaining maturities of 397 days or shorter;
3.     invest   only   in   U.S.   dollar-denominated
      securities which have been determined by the Board of Directors to present minimal credit risks and which are of eligible quality as determined under the Rule; and
4.     diversify its holdings.


                      DIVIDENDS

If desired, shareholders must request to receive dividends in cash (payable on the first business day of the following month) on the Account Application Form. Absent such notice, all dividends will be automatically reinvested in additional shares on the last Business Day of each month at the share's net asset value. In the unlikely event that a Portfolio realizes net short-or long-term capital gains (i.e., with respect to assets held more than one year), the Portfolio will distribute such gains by automatically reinvesting (unless a shareholder has elected to receive cash) them in additional Portfolio shares.

Net investment income (including accrued but unpaid interest, amortization of original issue and market discount or premium) of each Portfolio, other than Mortgage-Backed, Mortgage LIBOR, Asset-Backed and High Yield will be declared as dividends payable daily to the respective shareholders of record as of the close of each Business Day. The net investment income of Mortgage LIBOR, Mortgage-Backed, Asset-Backed and High Yield Portfolios will be declared as dividends payable to the respective shareholders of record as of the last Business Day of each month.


                    VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Director elections and other shareholder voting matters. Matters to be acted upon affecting a particular Portfolio (such as approval of the investment advisory agreement with the Investment Adviser or the submission of changes of fundamental Portfolio investment policy) require the affirmative vote of the Portfolio shareholders. The election of the Fund's Board of Directors and the approval of the Fund's independent auditors are voted upon by shareholders on a Fund-wide basis. The Fund is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Fund's or a Portfolio's operation and for the election of Directors under certain circumstances. Directors may be removed by shareholders at a special meeting. The directors shall call a special meeting of the Fund upon written request of shareholders owning at least 10% of the Fund's outstanding shares.


                 TAX CONSIDERATIONS

The following discussion is for general information only. An investor should consult with his or her own tax adviser as to the tax consequences of an investment in a Portfolio, including the status of distributions from each Portfolio under applicable state or local law.

Federal Income Taxes
Each active Portfolio currently qualifies and intends to continue to qualify as a regulated investment company (RIC) under the Internal Revenue Code of 1986, as amended. To be a RIC, a Portfolio must meet certain income, distribution and diversification requirements. In any year in which a Portfolio qualifies as a RIC while distributing all of its taxable income, and substantially all of its net tax-exempt interest income on a timely basis, the Portfolio generally will not pay U.S. federal income or excise tax. In any year a Portfolio fails to qualify as a RIC, the Portfolio will be subject to federal income tax in the same manner as an ordinary corporation and distributions to shareholders will be taxable as ordinary income to the extent of the earnings and profits of the Portfolio. Distributions in excess of earnings and profits will be treated as a tax-free return of capital, to the extent of a holder's basis in its shares, and any excess, as a long or short-term capital gain.

Each Portfolio will distribute all of its taxable income by automatically reinvesting such income in additional Portfolio shares and distributing those shares to its shareholders, unless a shareholder elects on the Account Application Form to receive cash payments for such distributions. Shareholders receiving distributions from the Fund in the form of additional shares will be treated for federal income tax purposes as receiving a distribution in an amount equal to the fair market value of the additional shares on the date of such a distribution.

Dividends a Portfolio pays from its investment company taxable income (including interest and net short-term capital gains) will be taxable to U.S. shareholders as ordinary income, whether received in cash or in additional Fund shares. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) are generally taxable to shareholders at the applicable long-term capital gains rates, regardless of how long they have held their Portfolio shares. If a portion of a Portfolio's income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the Portfolio may be eligible for the corporate dividends-received deduction.

A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Portfolio in October, November or December with a record date in any such month and paid by the Portfolio during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. Each Portfolio will inform shareholders of the amount and tax status of all amounts treated as distributed to them not later than 60 days after the close of each calendar year.

The foregoing discussion is only a brief summary of the important federal tax considerations generally affecting the Fund and its shareholders. As noted above, IRAs receive special tax treatment. No attempt is made to present a detailed explanation of the federal, state or local income tax treatment of the Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Fund should consult their tax advisers with specific reference to their own tax situation.

State and Local Taxes
 .
A  Portfolio  may  be  subject  to  state,  local  or  foreign  taxation  in any jurisdiction in which the Portfolio may be deemed to be doing business. Portfolio distributions may be subject to state and local taxes. Portfolio distributions derived from interest on obligations of the U.S. Government and certain of its agencies, authorities and instrumentalities may be exempt from state and local taxes in certain states. Shareholders should consult their own tax advisers regarding possible state and local income tax exclusions for dividend portions paid by a Portfolio, which are attributable to interest from obligations of the U.S. Government, its agencies, authorities and instrumentalities.


                   FUND MANAGEMENT

                 BOARD OF DIRECTORS

The Fund's Board of Directors is responsible for the Fund's overall management and supervision. The Fund's Directors are Stephen P. Casper, John C Head III, Lawrence B. Krause and Onder John Olcay. Additional information about the Directors and the Fund's executive officers may be found in the Statement of Additional Information under the heading "Management of the Fund - Board of Directors."

                 INVESTMENT ADVISER

Subject to the direction and authority of the Fund's Board of Directors, Fischer Francis Trees & Watts, Inc. serves as Investment Adviser to the Fund. The Investment Adviser continuously conducts investment research and is responsible for the purchase, sale or exchange of the Portfolio's assets. Organized in 1972, the Investment Adviser is registered with the Securities and Exchange Commission and is a New York corporation currently managing over $30 billion in assets for numerous fixed-income Portfolios. The Investment Adviser currently advises over 100 major institutional clients including banks, central banks, pension funds and other institutional clients. The average size of a client relationship with the Investment Adviser is in excess of $200 million. The Investment Adviser also serves as a sub-adviser to three portfolios of two other open-end management investment companies. The Investment Adviser's offices are located at 200 Park Avenue, New York, New York 10166. The Investment Adviser is directly wholly-owned by Charter Atlantic Corporation, a New York corporation.


                 PORTFOLIO MANAGERS

David J. Marmon,  Managing  Director.  Mr.  Marmon is
responsible  for  management  of  the   Asset-Backed,
High-Yield,   U.S.   Corporate   and   Broad   Market
Portfolios.  He  joined  FFTW in 1990  from  Yamaichi
International  (America)  where he headed futures and
options   research.   Mr.  Marmon  was  previously  a
financial   analyst  and   strategist  at  the  First
Boston   Corporation,   where  he  developed  hedging
programs for financial  institutions  and  industrial
firms.  Mr.  Marmon  has a B.A.  summa  cum  laude in
economics   from  Alma   College   and  an  M.A.   in
economics from Duke University.

Stewart M. Russell,  Managing  Director.  Mr. Russell
is  responsible  for  management of the Money Market,
U.S.  Short-Term,  Limited Duration,  Enhanced Equity
Market  and  U.S.  Treasury  Portfolios.   He  joined
FFTW  in  1992   from  the   short-term   proprietary
trading  desk  in the  global  markets  area  of J.P.
Morgan,  where  he was  responsible  for  proprietary
positioning   of   U.S.   and   non-U.S.   government
obligations,   corporate   bonds,   and  asset-backed
securities.   Earlier  at  the  bank,   Mr.   Russell
managed  the  short-term  interest  rate risk  group,
coordinating   a  $10  billion  book  of  assets  and
liabilities.    Mr.   Russell   holds   a   B.A.   in
government from Cornell University and an M.B.A. in finance from New York University.

Patricia  L. Cook,  Managing  Director.  Ms.  Cook is
responsible  for  management  of the  Mortgage  LIBOR
and  Mortgage-Backed  Portfolios.  She joined FFTW in
1991  after  twelve  years  with  Salomon   Brothers,
where she most  recently  established  and headed the
bond  strategy  team that  analyzes  relative  values
among  mortgages,  treasuries,  and other  sectors of
the  fixed-income  markets  and  developed  portfolio
strategies    for    Salomon     Brothers'     global
institutional clients. Ms. Cook worked initially as an analyst in the firm's proprietary trading unit before joining the firm's financing desk. Ms.
Cook has a B.A. from St. Mary's College and an M.B.A. from New York University.

                    ADMINISTRATOR

Pursuant to an Administration Agreement dated May 29, 1998, Investors Capital serves as the Fund's Administrator. Investors Capital assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund other than investment advisory activities, including: custodial, transfer agent, dividend disbursing, accounting, auditing, compliance and related services.

The Fund pays Investors Capital a monthly fee at an annual rate of 0.07% of the Fund's average daily net assets on the first $350 million, 0.05% thereafter up to $2 billion, 0.04% thereafter up to $5 billion, and 0.03% on assets over $5 billion. The Fund also reimburses Investors Capital for certain costs. In addition, the Fund has agreed to pay Investors Capital an incentive fee for reducing a Portfolio expense ratio of one or more of the Fund's Portfolios below a specified expense ratio. The maximum incentive fee is 0.02% of the average daily net assets of a Portfolio.


             POTENTIAL YEAR 2000 PROBLEM

Like other mutual funds, financial and business organizations and individuals around the world, the Fund could be affected adversely if the computer systems used by the Investment Advisor, Administrator and/or other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The advisor and administrator are taking steps that they believe are reasonably designed to address the Year 2000 Problem with respect to their computer systems and in obtaining reasonable assurances that comparable steps are being taken by the Fund's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund nor can there be any assurance that the Year 2000 Problem will not have an adverse effect on the companies whose securities are held by the Fund or on global markets or economies, generally.


      THE EURO

The European Economic and Monetary Union has established a single currency, the Euro Currency ("Euro") that will replace the national currency of certain European countries effective January 1, 1999. Computer systems and applications must be adapted in order to be able to process Euro sensitive information accurately beginning in 1999. Should any of the computer systems employed by the Fund's major service providers fail to process Euro related information properly, that could have a significant negative impact on the Fund's operations and the services that are provided to the Fund's shareholders. In addition, to the extent that the operations of issuers of securities held by the Fund are impaired by the Euro problem, or prices of securities held by the Fund's decline as a result of real or perceived problems relating to the Euro, the value of the Fund's shares may be materially affected.

With respect to the Euro, the Board of Directors of the Fund has been advised that the Custodian has established a project team to assess changes that will be required in connection with the introduction of the Euro. The Custodian reports that its project team has assessed all systems, including those developed or managed internally, as well as those provided by vendors, in order to determine the modifications that will be required to process accurately transactions denominated in Euro after 1998. At this time, the Custodian expects that the required modifications for the introduction of the Euro will be completed and tested before the end of 1998. The Custodian believes that the costs associated with resolving this issue will not have a material adverse effect on its operations or on its ability to provide the level of services it currently provides to the Fund. As of the date of this Prospectus, the Fund has no reason to believe that the Custodian will be unable to achieve these goals.










                   CONTROL PERSON

As of August 31, 1998, Fischer Francis Trees & Watts, Inc. had discretionary investment advisory agreements with shareholders of the Fund, representing 78.4% of the Fund's total net assets and therefore, may be deemed a control person.


           CUSTODIAN AND ACCOUNTING AGENT

Investors  Bank  &  Trust  Company,  P.O.  Box  1537,
Boston,  Massachusetts  02205-1537,  is Custodian and
Accounting Agent for the Fund.

       TRANSFER AND DIVIDEND DISBURSING AGENT

Investors Bank & Trust Company, P.O. Box 1537, Boston, Massachusetts 02205-1537, is Transfer Agent for the shares of the Fund, and Dividend Disbursing Agent for the Fund.


                    LEGAL COUNSEL

Dechert Price & Rhoads,  1500 1775 Eye Street,  N.W.,
Washington, D.C. 20006-2401, is legal counsel for the Fund.


                INDEPENDENT AUDITORS

Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, is the independent auditor for the Fund. Ernst & Young LLP also renders accounting services to the Investment Adviser.


                SHAREHOLDER INQUIRIES

Fund inquiries may be made by writing to Investors Capital Services, Inc. 600 Fifth Avenue 26th Floor, New York, New York 10020 or by calling Investors Capital at (800) 762-4848 [or (212) 332-5211, if within New York City].




















                                       FFTW FUNDS, INC.

         200 Park Avenue, 46th Floor, New York, New York 10166 (212) 681-3000



                                 Distributed by:
             Investors Capital Services, Inc., ("Investors Capital")
        a branch office of AMT Capital Securities, L.L.C. ("AMT Capital")
                       600 Fifth Avenue New York, NY 10020
                                  (212) 332-5211



==============================================================================
                           GLOBAL AND INTERNATIONAL PORTFOLIOS
==============================================================================



                 September 11, 1998
          (Supplemented December 10, 1998)

FFTW Funds, Inc. is a no-load, open-end management investment company managed by Fischer Francis Trees & Watts, Inc. (the "Investment Adviser"). The Fund currently consists of twenty-one separate Portfolios. This Prospectus pertains to the ten Portfolios labeled the "Global and International Portfolios." Each Portfolio is actively managed, and other than the Emerging Markets and Global High Yield Portfolios, primarily invests in high quality debt securities [e.g. an AA rating by Standard & Poor's Corp. ("S&P"), an Aa rating by Moody's Investors Services, Inc. ("Moody's"), an AA rating by Thompson BankWatch, Inc., ("Thompson") or a comparable rating or higher from a nationally recognized statistical rating organization]. Shares may be purchased directly from the Fund or obtained by employing the services of an outside broker or agent. Such broker or agent may charge a fee for its services. The minimum initial investment in any Portfolio, if shares are purchased directly from the Fund, is $100,000; subsequent investments or redemptions may be of any amount. Initial investments, if obtained through a broker or agent may be for amounts lower than $100,000. There is no sales charge for purchasing shares directly from the Fund.


The ten Portfolios comprising the Global and International Portfolios are:



    Global Tactical Exposure     International                        Global High Yield
    Worldwide                    International Opportunities          Inflation-Indexed
    Worldwide-Hedged             International Corporate              Inflation-Indexed Hedged
                                 Emerging Markets




No assurance can be given that a Portfolio's investment objective will be achieved.

This Prospectus contains a concise statement of information investors should know before they invest in the Fund. Please retain this Prospectus for future reference. A statement containing additional information about the Fund, dated September 11, 1998 (Supplemented December 10, 1998) has been filed with the Securities and Exchange Commission and can be obtained without charge by calling or writing Investors Capital., a branch office of AMT Capital Securities, L.L.C. at the telephone numbers or address stated above. The Statement of Additional Information is hereby incorporated by reference into this Prospectus.


THESE   SECURITIES   HAVE   NOT  BEEN   APPROVED   OR
DISAPPROVED    BY   THE   SECURITIES   AND   EXCHANGE
COMMISSION,  NOR  HAS  THE  SECURITIES  AND  EXCHANGE
COMMISSION  PASSED  UPON THE  ACCURACY OR ADEQUACY OF
THIS   PROSPECTUS.    ANY   REPRESENTATION   TO   THE
CONTRARY IS A CRIMINAL OFFENSE.








                                                               CONTENTS


                                                                                                   Page
    The Fund                                                                                          3
    Summary of Investment Objectives and Descriptions                                                 3
    General Risks Associated with the Fund's Investment Policies and Investment
    Techniques                                                                                        4
    Shareholder Transaction Expenses for Each Portfolio                                               4
    Portfolio Summaries and Financial Highlights                                                      5
    Key to Portfolio Summary Terms                                                                    5
         Global Tactical Exposure Portfolio                                                           6
         Worldwide Portfolio                                                                          8
         Worldwide-Hedged Portfolio                                                                  10
         International Portfolio                                                                     12
         International Opportunities Portfolio                                                       14
         International Corporate Portfolio                                                           16
         Emerging Markets Portfolio                                                                  18
         Global High Yield Portfolio                                                                 20
         Inflation-Indexed Portfolio                                                                 22
         Inflation-Indexed Hedged Portfolio                                                          24
    Investment Information                                                                           26
         General Investment Techniques/Strategies and Associated Risks                               26
         General Description of Investments and Associated Risks                                     29
         Portfolio Turnover                                                                          35
    Shareholder Information                                                                          35
         Distribution of Fund Shares                                                                 35
         Purchases                                                                                   35
        Wiring Instructions                                                                          36
         Redemptions                                                                                 36
         Determination of Net Asset Value                                                            36
         Dividends                                                                                   37
         Voting Rights                                                                               37
         Tax Considerations                                                                          37
    Fund Management                                                                                  38
         Board of Directors                                                                          38
         Investment Adviser                                                                          38
         Investment Sub-Adviser                                                                      38
         Portfolio Managers                                                                          39
         Administrator                                                                               39
        Potential Year 2000 Problem                                                                  39
        The Euro                                                                                     39
         Control Person                                                                              40
         Custodian and Accounting Agent                                                              40
         Transfer and Dividend Disbursing Agent                                                      40
         Legal Counsel                                                                               40
         Independent Auditors                                                                        40
    Shareholder Inquiries                                                                            40








                      THE FUND

FFTW Funds, Inc. is a no-load, open-end management investment company organized as a Maryland corporation and registered under the Investment Company Act of 1940 as amended (the "1940 Act"). The Fund has been in operation since December 6, 1989 and offers the professional investment services of the Fund's Investment Adviser, Fischer Francis Trees & Watts, Inc. to pension plans, profit sharing plans, employee benefit trusts, endowments, foundations, corporations and other high net worth individuals. The Fund is comprised of twenty-one separate Portfolios, each having its own investment objective. This Prospectus contains information regarding the Fund's ten Global and International Portfolios.


   SUMMARY OF INVESTMENT OBJECTIVES AND PORTFOLIO
              IINVESTMENT DESCRIPTIONS



     PORTFOLIO NAME             FUNDAMENTAL INVESTMENT OBJECTIVE                    PORTFOLIO INVESTMENT DESCRIPTION*

------------------------- ---------------------------------------------- --------------------------------------------------------
    Global Tactical         To attain a high level of total return as       High quality debt securities from worldwide bond
        Exposure           may be consistent with the preservation of                            markets
                                             capital

------------------------- ---------------------------------------------- --------------------------------------------------------
------------------------- ---------------------------------------------- --------------------------------------------------------
       Worldwide            To attain a high level of total return as       High quality debt securities from worldwide bond
                           may be consistent with the preservation of     markets denominated in both U.S. dollars and foreign
                                             capital                                           securities

------------------------- ---------------------------------------------- --------------------------------------------------------
------------------------- ---------------------------------------------- --------------------------------------------------------
    Worldwide-Hedged        To attain a high level of total return as       High quality debt securities from worldwide bond
                           may be consistent with the preservation of     markets denominated in both U.S. dollars and foreign
                                             capital                                           securities

------------------------- ---------------------------------------------- --------------------------------------------------------
------------------------- ---------------------------------------------- --------------------------------------------------------
     International          To attain a high level of total return as       High quality debt securities from worldwide bond
                           may be consistent with the preservation of      markets (excluding the U.S.) denominated in foreign
                                             capital                                           currencies

------------------------- ---------------------------------------------- --------------------------------------------------------
------------------------- ---------------------------------------------- --------------------------------------------------------
     International          To attain a high level of total return as       High quality debt securities from worldwide bond
     Opportunities         may be consistent with the preservation of      markets (excluding the U.S.) denominated in foreign
                                             capital                        currencies with active management of the currency
                                                                                               hedge ratio

------------------------- ---------------------------------------------- --------------------------------------------------------
------------------------- ---------------------------------------------- --------------------------------------------------------
International Corporate     To attain a high level of total return as      Investment grade corporate debt from worldwide bond
                           may be consistent with the preservation of                            markets
                                             capital

------------------------- ---------------------------------------------- --------------------------------------------------------
------------------------- ---------------------------------------------- --------------------------------------------------------
    Emerging               Markets  To  attain a high  level of total  return as
                           Debt securities from bond markets in emerging markets
                           may be consistent with the  preservation of countries
                           denominated in local currencies or OCED
                                             capital                                           currencies

------------------------- ---------------------------------------------- --------------------------------------------------------
------------------------- ---------------------------------------------- --------------------------------------------------------
   Global High Yield        To attain a high level of total return as      High yield debt securities denominated in both U.S.
                           may be consistent with the preservation of                dollars and foreign currencies
                                             capital

------------------------- ---------------------------------------------- --------------------------------------------------------
------------------------- ---------------------------------------------- --------------------------------------------------------
   Inflation-Indexed       To attain a high level of return in excess Securities
                           with  a  coupon  rate  and/or   principal  amount  of
                           inflation as may be consistent with the linked to the
                           inflation rate from worldwide bond
                                     preservation of capital              markets denominated in both U.S. dollars and foreign
                                                                                               securities

------------------------- ---------------------------------------------- --------------------------------------------------------
------------------------- ---------------------------------------------- --------------------------------------------------------
Inflation-Indexed          Hedged  To  attain a high  level of  return in excess
                           Actively hedged  securities with a coupon rate and/or
                           of inflation as may be consistent  with the principal
                           amount linked to the inflation rate from
                                     preservation of capital                 worldwide bond markets denominated in both U.S.
                                                                                     dollars and foreign securities

------------------------- ---------------------------------------------- --------------------------------------------------------
                  * See Portfolio Summaries for more complete information







                  GENERAL RISKS ASSOCIATED WITH THE FUND'S INVESTMENT POLICIES AND INVESTMENT TECHNIQUES

Correlation                 risk: A Portfolio may experience changes in value as
                            between the securities held and the value of a particular derivative instrument.

Credit risk: The risk that a security's issuer or a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. When synthetic and cross-hedges are used, the net exposure of a Portfolio to any one currency may be different from that of its total assets denominated in such currency.

Futures risk: The primary risks inherent in the use of futures depend on the Investment Adviser's ability to anticipate correctly movements in the direction of interest rates, securities prices, and currency markets and the imperfect correlation between the price of futures contracts and movements in the prices of the securities being hedged.

Hedging risk: Hedging is commonly used as a buffer against a perceived investment risk. While it can reduce or eliminate losses, it can also reduce or eliminate gains should the hedged investment increase in value.

Interest                    rate risk: A Portfolio may be influenced by interest
                            rate  changes,   which  generally  have  an  inverse
                            relationship to corresponding market values.

Leverage                    risk:  Derivatives may include  elements of leverage
                            which   can   cause   greater   fluctuations   in  a
                            Portfolio's net asset value.

Liquidity risk:             Certain securities may be difficult or impossible to
                            sell at favorable prices.

Market risk: The market value of a security may increase or decrease over time. Such fluctuations can cause a security to be worth less than the price originally paid for it or less than it was worth at an earlier time. Market risk may affect a single issuer, entire industry or the market as a whole.

Non-diversification         A  Portfolio  is  diversified  when it  spreads
risk:                       investment  risk by  placing  assets  in  several
                            investment categories. A non-diversified Portfolio concentrates its assets in a less diverse spectrum of securities. Non-diversification can intensify risk should a particular investment category suffer from adverse market conditions.

Prepayment                  risk: A Portfolio may invest in mortgage-backed  and
                            other asset-backed securities. Such securities carry risks of faster or slower than expected prepayment of principal which affect the duration and return of the security.









    PORTFOLIO SUMMARIES AND FINANCIAL HIGHLIGHTS

The following section summarizes the most important information on each of the Portfolios. Please review the remainder of the Prospectus and the Statement of Additional Information for more information.

The financial information contained in the Financial Highlight information table is provided to assist investors in understanding the various costs and expenses that an investor will incur, either directly or indirectly, as a shareholder in the Fund. All costs and expenses are calculated as a percentage of average daily net assets. These are the only fund-related expenses that an investor will bear. The Fund's distributor, AMT Capital Securities, through its branch office, Investors Capital, provides distribution services at no cost to the Fund.

Ernst & Young, LLP has audited the Financial Highlight information in the Financial Highlights (unless otherwise indicated) in conjunction with the Fund's financial statements. The audited financial statements for the year ended December 31, 1997 and the unaudited financial statements for the six months ended June 30, 1998 are incorporated by reference in the Statement of Additional Information. The financial information should be read in conjunction with the financial statements.

           KEY TO PORTFOLIO SUMMARY TERMS


1.   Fundamental  Investment Objective - Presents the 7. Allowable Investments -
     In general terms,  presents Portfolio's  fundamental purpose. A Portfolio's the securities in which the Portfolio may invest.
     fundamental  investment  objective  may not be changed
     without a shareholder vote.                               8.    Minimum  Quality Rating - Presents the minimum  quality
                                                                    investment standards for individual  investments as well
2.   Portfolio Description - Presents the Portfolio's as the Portfolio's average quality. primary investment vehicles and strategies.
                                                               9.    Average   Weighted   Duration  -  Describes   the  U.S.
3.    Performance  Objective  -  Presents  the  Portfolio's         dollar-weighted average Portfolio duration.
     benchmark,   a  measurement   standard  of  investment
     success.                                                  10.   Supplemental  Information  -  Some  Portfolios  possess
                                                                    unique  characteristics  such  as tax  implications--this
4.   Investment Policies and Significant  Restrictions - section highlights such characteristics.  Presents the Portfolio's  primary investment policies and investment  restrictions.  11.  Hypothetical  Shareholder  Expenses  -  The
     purpose of
                                                                    this table is to assist the  investor  in  understanding
5.   Risks - In general  terms,  presents  the most common the various  expenses that an investor in a Portfolio  risks the Portfolio may encounter based on the types will bear, directly or indirectly.  These examples of investments in which it may engage. should not be considered a representation of future expenses or performance.  Actual operating  expenses may
6.   Allowable Investment Techniques - In general terms, be greater or less than those shown.  Should the presents  the most common  investment  strategies, which  Investment  Adviser  deem it necessary  to end a the  Portfolio  may employ. Portfolio's voluntary fee cap, the Investment Adviser shall so notify all  shareholders  in the  Portfolio  30
                                                                    days prior to the end of such cap.

                                                               12.  Financial
                                                                    Highlights -
                                                                    This   table
                                                                    presents   a
                                                                    breakdown of
                                                                    each
                                                                    Portfolio's
                                                                    financial
                                                                    information.










                                            GLOBAL TACTICAL EXPOSURE PORTFOLIO
         (Please refer to the section labeled KEY TO PORTFOLIO TERMS on page 4 for an explanation of this table)



---------------------- -------------------------------------------------------------------------------------------------------
Fundamental            To attain a high level of total return as may be consistent with the preservation of capital.
Investment Objective:

---------------------- -------------------------------------------------------------------------------------------------------
Portfolio  Investment Primarily invests in high quality (rating of AA by S&P, Aa by Moody's or a  comparable  rating,  or  Description:  higher from a nationally recognized statistical rating organization) debt securities from worldwide and markets.  The systemic risk of non-U.S. market currencies are hedged via an index swap.

---------------------- -------------------------------------------------------------------------------------------------------
Performance            To outperform the J.P. Morgan 3 Month Eurodeposit Index.
Objective:

----------------------
                       -------------------------------------------------------------------------------------------------------
Investment  Policies  At  least  65% of the  Portfolio's  total  assets  must be invested  in debt  securities  from  worldwide  bond  and  Significant  markets, denominated in both U.S. dollars and foreign  currencies.  The Portfolio may not invest more  Restrictions:  than 5% of its net assets in futures  margins and/or premiums on options unless it is being used for
                       bona fide hedging  purposes.  The Portfolio will maintain
                       investments  in debt  securities of issuers from at least
                       three different countries including the U.S. At least 35%
                       of the Portfolio's  total assets will be invested in debt
                       securities  from  jurisdictions   outside  the  U.S.  The
                       Portfolio may not engage in short sales transactions. For
                       temporary  defensive  purposes,  100% of the  Portfolio's
                       total   assets  may  be  invested   in  U.S.   Government
                       securities,  cash  or  cash  equivalent  securities.  The
                       Portfolio  will actively hedge risk through the use of an
                       index swap. The Portfolio is non-diversified.

---------------------- ------------------------------ --------------------------------------- --------------------------------
Risks:                       Correlation risk               Hedging risk                            Market risk
                             Credit risk                    Interest rate risk                      Non-diversification risk
                             Currency risk                  Leverage risk                           Prepayment risk
                             Futures risk                   Liquidity risk

---------------------- ------------------------------ --------------------------------------- --------------------------------
Allowable Investment         Dollar Roll                    Hedging                                 When Issued and Forward
Strategies:                 Transactions                    TBA Transactions                       Commitment Securities
                             Duration Management

---------------------- ------------------------------ --------------------------------------- --------------------------------
Allowable                    Asset-Backed Securities        Indexed Notes, Currency                 Repurchase and Reverse
Investments:                 Bank Obligations              Exchange-Related Securities and         Repurchase Agreements
                             Brady Bonds                   Similar Securities                       Stripped Instruments
                             Corporate Debt                 Inflation-Indexed Securities            Total Return Swaps
                            Instruments                     Investment Company                      U.S. Government and
                             Foreign Instruments            Mortgage-Backed Securities             Agency Securities
                             Illiquid Securities            Multi-National Currency Unit            Zero Coupon Securities
                                                           Securities or More Than One
                                  Denomination

---------------------- ------------------------------ --------------------------------------- --------------------------------
Minimum Quality                                     S&P             Moody's                            Average Portfolio
Rating:                  S&P:     Moody's:     (Short-Term):     (Short-Term):       Thompson:              Quality:
                         ----     --------     -------------     -------------       ---------              --------
                         BBB         Baa            A-2               P-2                B                  AA (Aa)

---------------------- --------- ------------ ----------------- ----------------- ---------------- ---------------------------
Average Weighted       The Portfolio's average U.S.  dollar-weighted duration generally will not exceed three months, plus or
Duration:              minus the average duration of the J.P. Morgan 3-Month Eurodeposit Index.

---------------------- -------------------------------------------------------------------------------------------------------
Note:                  The Global Tactical Exposure Portfolio's name was formally changed from International Hedged
                       Portfolio on September 11, 1998.

---------------------- -------------------------------------------------------------------------------------------------------
Expected Turnover:     Between 500% and 1,000% per year, but may be higher depending on market conditions.

---------------------- -------------------------------------------------------------------------------------------------------
---------------------- ------------------------- ----------------------- --------------------- -------------------------------
Hypothetical                    1 Year                  3 Years                5 Years                    10 Years
                                ------                  -------                -------                    --------
Expenses Per $1,000              $ 3                      $ 10                   $ 17                       $ 38
Investment, Assuming
a 5% Annual Return:
---------------------- ------------------------- ----------------------- --------------------- -------------------------------









                   GLOBAL TACTIAL EXPOSURE PORTFOLIO ANNUAL OPERATING EXPENSES
                                (DEDUCTED FROM PORTFOLIO ASSETS)

                 Contractual Investment Advisory Fees:               0.40%
                 Distribution and/or Service (12b-1) Fees:           0.00%
                 Other Expenses:                                     0.20%
                 Total Gross Operating Expenses:                     0.60%
                 Fee Waiver and/or Expense Reimbursements:          (0.30%)
                                                                   -----------
                 Net Operating Expenses:                             0.30%
                                                                   ===========

   The Investment Adviser and Investors Capital have voluntarily agreed to cap the Net Operating Expenses at 0.30% (on an annualized basis) of the Portfolio's average daily net assets. All operating expenses exceeding the voluntary waiver of fees will be paid by the Investment Adviser. The
   Investment Adviser and the Administrator will not attempt to recover prior period waivers or reimbursements should expenses fall below the cap. Under an Administration Agreement effective May 29, 1998 between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund, for an incentive fee in the event the Portfolio operates below its expense ratio. This fee is capped at 0.02% of the Portfolio's average daily net assets.



===============================================================================
           GLOBAL TACTICAL EXPOSURE PORTFOLIO FINANCIAL HIGHLIGHTS
                (IN WHOLE DOLLARS UNLESS OTHERWISE INDICATED)

===============================================================================


FOR A SHARE OUTSTANDING THROUGHOUT THE        Six Months     Year        Year Ended       From      Year            From
                  PERIOD                      Ended 6/30/98    Ended        12/31/96     9/14/95 to   Ended        3/25/93* to
                                                Unaudited       12/31/97                  12/31/95     12/31/94     12/31/93
-------------------------------------------- ----------------- ----------- ------------ ------------- ----------- ==============
Net asset value at beginning of period       10.05             9.80        10.19        10.00***      10.39       10.00
-------------------------------------------- ----------------- ----------- ------------ ------------- ----------- ==============
Net investment income                        0.20              0.41        0.47         0.19          0.20        0.44
Net realized gains or (losses) on
  investments, financial futures, and
  options contracts, and foreign             0.12              0.43        (0.15)       0.19          (0.46)      0.78
  currency-related transactions
-------------------------------------------- ----------------- ----------- ------------ ------------- ----------- ==============
Total investment income                      0.32              0.84        0.32         0.38          (0.26)      1.22
============================================ ----------------- ----------- ------------ ------------- ----------- ==============
Distributions from net investment income     0.27              0.36        0.47         0.19          0.20        0.44
Distributions in excess of net investment    ---               0.17        ---          0.00 (d)      ---         ---
income
Distributions from net realized gain on
  investments, financial futures contracts
  and foreign currency related transactions  ---               0.06        0.05         ---           0.50        0.39
Distributions in excess of net realized
  gain on investments, financial futures
  contracts, and foreign currency related    ---               ---         0.09         ---           ---         ---
  transactions
Distributions from capital stock in excess
  of par value                               ---               ---         0.10         ---           ---         ---
-------------------------------------------- ----------------- ----------- ------------ ------------- ----------- ==============
Total distributions                          0.27              0.59        0.71         0.19          0.70        0.83
-------------------------------------------- ----------------- ----------- ------------ ------------- ----------- ==============
============================================ ----------------- ----------- ------------ ------------- ----------- ==============
Net asset value at end of period             10.10             10.05       9.80         10.19         9.43 **     10.39
============================================ ----------------- ----------- ------------ ------------- ----------- ==============
Total return on investment                   3.14% (c)         8.77%       3.18%        13.45% (b)    (2.53%)     16.37% (b)
Net assets at end of period in 000's         329,605           283,005     126,645      34,005        ---         17,867
Ratio of operating expenses to average net
  assets, exclusive of interest expense (a)  0.30% (b)         0.42%       0.60%        0.60% (b)     0.57%       0.60% (b)
Ratio of operating expenses to average net
  assets, inclusive of interest expense (a)  5.81% (b)         ---         ---          ---           ---         ---
Ratio of net income to average net assets    5.44% (b)         3.67%       4.65%        6.12% (b)     2.87%       5.86% (b)
Decrease in above expense ratios due to
  waiver of investment advisory fees and
  reimbursement of other expenses            0.30% (b)         0.16%       0.06%        0.17% (b)     0.49%       0.28% (b)
Portfolio turnover rate                      411%              712%        784%         764%          1,282%      855%
============================================ ================= =========== ============ ============= =========== ==============


(a) Net of waivers and  reimbursements
(b)  Annualized
(c) Not  annualized
(d)
Rounds to less than $0.01
* Commencement of operations
**   Represents   net  asset   value  per  share  at
12/30/94. The Portfolio was fully liquidated on 12/30/94 based on this net asset value.
***  The Portfolio recommenced operations on 9/14/95.







                                                    WORLDWIDE PORTFOLIO
          (Please refer to the section labeled KEY TO PORTFOLIO TERMS on page 4 for an explanation of this table)


-------------------------- ----------------------------------------------------------------------------------------------------
Fundamental    Investment  To attain a high level of total return as may be consistent with the preservation of capital.
Objective:

-------------------------- ----------------------------------------------------------------------------------------------------
Portfolio  Investment The Worldwide  Portfolio invests primarily in high quality
(rating of AA by S&P,  Aa by Moody's or a  Description:  comparable  rating,  or higher from a nationally recognized statistical rating organization) debt securities from worldwide bond markets, denominated in both U.S. dollars and foreign currencies.

-------------------------- ----------------------------------------------------------------------------------------------------
-------------------------- ----------------------------------------------------------------------------------------------------
Performance Objective:     To outperform the J.P. Morgan Global Government Bond Index (Unhedged).

-------------------------- ----------------------------------------------------------------------------------------------------
-------------------------- ----------------------------------------------------------------------------------------------------
Investment Policies and    At least 65% of the Portfolio's  total assets must be invested in high quality debt securities from
Significant Restrictions:  worldwide bond markets,  denominated  in both U.S.  dollars and foreign  currencies.  The Portfolio may not  invest  more than 5% of its total net assets
                           in futures  margins and/or premiums on options unless
                           it is being used for bona fide hedging purposes.  The
                           Portfolio   will   maintain   investments   in   debt
                           securities  of issuers from at least three  different
                           countries  including  the U.S.  At  least  35% of the
                           Portfolio's  total  assets  will be  invested in debt
                           securities  from  jurisdictions  outside the U.S. The
                           Portfolio  may not enter into a repurchase or reverse
                           repurchase  agreement if, as a result  thereof,  more
                           than 25% of the  Portfolio's  total  assets  would be
                           subject  to the  agreement.  The  Portfolio  may  not
                           engage  in short  sale  transactions.  For  temporary
                           defensive  purposes,  100% of the  Portfolio's  total
                           assets may be invested in U.S. Government securities,
                           cash or cash equivalent securities.  The Portfolio is
                           non-diversified.

-------------------------- ----------------------------------------------------------------------------------------------------
Risks:                           Correlation risk               Hedging risk                           Market risk
                                 Credit risk                    Interest rate risk                     Non-diversification
                                 Currency risk                  Leverage risk                         risk
                                 Futures risk                   Liquidity risk                         Prepayment risk

-------------------------- ------------------------------ -------------------------------------- ------------------------------
Allowable Investment             Dollar Roll                    Hedging                                When Issued and
Strategies:                     Transactions                    TBA Transactions                      Forward Commitment
                                 Duration Management                                                  Securities

-------------------------- ------------------------------ -------------------------------------- ------------------------------
Allowable Investments:           Asset-Backed Securities        Indexed Notes, Currency                Repurchase and Reverse
                                 Bank Obligations              Exchange-Related Securities and        Repurchase Agreements
                                 Brady Bonds                   Similar Securities                      Stripped Instruments
                                 Corporate Debt                 Inflation-Indexed Securities           Total Return Swaps
                                Instruments                     Investment Companies                   U.S. Government and
                                 Foreign Instruments            Mortgage-Backed Securities            Agency Securities
                                 Illiquid Securities            Multi-National Currency Unit           Zero Coupon Securities
                                                               Securities or More Than One
                                  Denomination

-------------------------- ------- ------------- --------------- ----------------- --------------- ----------------------------
Minimum Quality Rating:                               S&P            Moody's                       Average Portfolio Quality:
                            S&P:     Moody's:    (Short-Term):    (Short-Term):      Thompson:               AA (Aa)
                            BBB        Baa            A-2              P-2               B
-------------------------- ----------------------------------------------------------------------------------------------------
Average Weighted           The Portfolio's average U.S.  dollar-weighted  duration generally will not exceed one year, plus or
Duration:                  minus the average duration of the J.P. Morgan Global Government Bond Index (Unhedged).

-------------------------- ----------------------------------------------------------------------------------------------------
Expected Turnover:         Between 500% and 1,000% per year, but may be higher depending on market conditions.

-------------------------- ----------------------------------------------------------------------------------------------------
-------------------------- ----------------------- ----------------------- ------------------------ ---------------------------
Hypothetical Expenses              1 Year                 3 Years                  5 Years                   10 Years
                                   ------                 -------                  -------                   --------
Per $1,000 Investment,              $ 6                     $ 19                    $ 33                       $ 75
Assuming a 5% Annual
Return:

-------------------------- ----------------------- ----------------------- ------------------------ ---------------------------



                             WORLDWIDE PORTFOLIO ANNUAL OPERATING EXPENSES
                                        (DEDUCTED FROM PORTFOLIO ASSETS)

          Contractual Investment Advisory Fees:               0.40%
          Distribution and/or Service (12b-1) Fees:           0.00%
          Other Expenses:                                     0.20%
          Total Gross Operating Expenses:                     0.60%
          Fee Waiver and/or Expense Reimbursements:          (0.00%)
                                                            -----------
          Net Operating Expenses:                             0.60%
                                                            ===========

   Pursuant to an Investment Advisory Agreement, total operating expenses are capped at 0.60% (on an annualized basis) of the Portfolio's average daily net assets. The Investment Adviser and Investors Capital have voluntarily agreed to cap the Net Operating Expenses at 0.25% (on an annualized basis) of the Portfolio's average daily net assets. The Investment Adviser and Investors Capital have voluntarily agreed to cap the Net Operating Expenses at 0.60% (on an annualized basis) of the Portfolio's average daily net assets. All operating expenses exceeding caps and voluntary waiver of fees will be paid by the Investment Adviser. The Investment Adviser and the Administrator will not attempt to recover prior period waivers or reimbursements should expenses fall below the cap. Under an Administration Agreement effective May 29, 1998 between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund, for an incentive fee in the event the Portfolio operates below its expense ratio. This fee is capped at 0.02% of the Portfolio's average daily net assets.



===============================================================================
                        WORLDWIDE PORTFOLIO FINANCIAL HIGHLIGHTS
                      (IN WHOLE DOLLARS UNLESS OTHERWISE INDICATED)

===============================================================================


FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD   Six         Year       Year       Year       Year       Year     From
                                                 Months      Ended      Ended      Ended      Ended      Ended    4/15/92*
                                                 Ended       12/31/97   12/31/97   12/31/95   12/31/94   12/31/93 to
                                                 6/30/98                                                          12/31/92
                                                 Unaudited
------------------------------------------------ ----------- ---------- ---------- ---------- ---------- -------- ==========
Net asset value at beginning of period           9.42        9.64       9.83       9.27       10.02      9.98     10.00
------------------------------------------------ ----------- ---------- ---------- ---------- ---------- -------- ==========
Net investment income                            0.24        0.49       0.53       0.58       0.50       0.45     0.39
Net realized and unrealized gains or (losses)
  on investments, financial futures and
  options contracts and foreign                  0.07        (0.22)     0.01       0.56       (0.74)     1.04     0.53
  currency-related transactions
------------------------------------------------ ----------- ---------- ---------- ---------- ---------- -------- ==========
Total investment income                          0.31        0.27       0.54       1.14       (0.24)     1.49     0.92
================================================ ----------- ---------- ---------- ---------- ---------- -------- ==========
Distributions from net investment income         0.24        0.19       0.53       0.30       0.20       0.45     0.39
Distributions in excess of net investment        ---         0.11       ---        ---        0.01       -        -
income
Distributions from net realized gain on
  investments, financial futures, and options
  contracts and foreign currency-related         ---         ---        0.09       ---        ---        0.87     0.55
  transactions
Distributions in excess of net realized gain
  on investments, financial futures and
  options contracts, and foreign currency        ---         ---        ---        ---        ---        0.13     0.00**
  related transactions
Distributions from capital stock in excess of    ---         0.19       0.11       0.28       0.30       ---      ---
par value
------------------------------------------------ ----------- ---------- ---------- ---------- ---------- -------- ==========
Total distributions                              0.24        0.49       0.73       0.58       0.51       1.45     0.94
------------------------------------------------ ----------- ---------- ---------- ---------- ---------- -------- ==========
Net asset value at end of period                 9.49        9.42       9.64       9.83       9.27       10.02    9.98
================================================ ----------- ---------- ---------- ---------- ---------- -------- ==========
Total return on investment                       3.29% (c)   2.93%      5.77%      12.60%     (2.25%)    15.86%   13.46%
                                                                                                                  (b)
Net assets at end of period in 000's             87,047      82,236     74,939     86,186     53,721     217,163  82,757
Ratio of operating expenses to average net
  income - exclusive of interest expense (a)     0.60% (b)   0.60%      0.60%      0.60%      0.60%      0.59%    0.60% (b)
Ratio of operating expenses to average net
  income - inclusive of interest expense (a)     0.60% (b)   0.60%      0.60%      0.60%      0.63%      0.86%    0.79% (b)
Ratio of net income to average net assets (a)    5.03% (b)   5.21%      5.52%      6.13%      5.11%      4.48%    5.39% (b)
Decrease in above expense ratios due to waiver
  of investment advisory fees and
  reimbursement of other expenses                ---         0.02%      0.05%      0.30%      0.02%      ---      0.72% (b)
Portfolio turnover rate                          372%        713%       1,126%     1,401%     1,479%     1,245%   850%
================================================ =========== ========== ========== ========== ========== ======== ==========


(a) Net of waivers and reimbursements (b) Annualized (c) Not Annualized * Commencement of operations ** Rounds to less than $0.01






                                                WORLDWIDE-HEDGED PORTFOLIO
         (Please refer to the section labeled KEY TO PORTFOLIO TERMS on page 4 for an explanation of this table)


--------------------------- ---------------------------------------------------------------------------------------------------
Fundamental  Investment  To  attain  a high  level  of  total  return  as may be consistent with the preservation of capital.
Objective:

--------------------------- ---------------------------------------------------------------------------------------------------
Portfolio  Investment The  Worldwide-Hedged  Portfolio invests primarily in high quality (rating of AA by S&P, Aa by Description: Moody's or a comparable rating, or higher from a nationally recognized statistical rating
                            organization)  debt securities from worldwide bond markets,  denominated in both U.S.  dollars and foreign securities and actively utilizes currency hedging techniques.

--------------------------- ---------------------------------------------------------------------------------------------------
--------------------------- ---------------------------------------------------------------------------------------------------
Performance Objective:      To outperform the J.P. Morgan Global Government Bond Index (Hedged).


--------------------------- ---------------------------------------------------------------------------------------------------
--------------------------- ---------------------------------------------------------------------------------------------------
Investment Policies and     At least 65% of the  Portfolio's  total assets must be invested in high  quality  debt  securities
Significant Restrictions:   from  worldwide  bond  markets,  denominated  in both U.S.  dollars  and foreign  currencies.  The
                            Portfolio  may not  invest  more  than 5% of its net
                            assets in futures margins and/or premiums on options
                            unless  it is  being  used  for  bona  fide  hedging
                            purposes. The Portfolio will maintain investments in
                            debt  securities  of  issuers  from at  least  three
                            different  countries including the U.S. At least 35%
                            of the Portfolio's  total assets must be invested in
                            debt securities from jurisdictions  outside the U.S.
                            As a fundamental policy, to the extent feasible, the
                            Portfolio  will actively  utilize  currency  hedging
                            techniques  to  hedge  at  least  65% of  its  total
                            assets.  The Portfolio may not enter into repurchase
                            or  reverse  repurchase  agreements  if, as a result
                            thereof,  more  than  25% of the  Portfolio's  total
                            assets  would be  subject to these  agreements.  The
                            Portfolio may not engage in short sale transactions.
                            For  temporary  defensive  purposes,   100%  of  the
                            Portfolio's  total  assets may be  invested  in U.S.
                            Government  securities,   cash  or  cash  equivalent
                            securities. The Portfolio is non-diversified.

--------------------------- ---------------------------------------------------------------------------------------------------
Risks:                            Correlation risk                Hedging risk                       Market risk
                                  Credit risk                     Interest rate risk                 Non-diversification risk
                                  Currency risk                   Leverage risk                      Prepayment risk
                                  Futures risk                    Liquidity risk

--------------------------- ------------------------------- ---------------------------------- --------------------------------
Allowable Investment              Dollar Roll Transactions        Hedging                            When Issued and Forward
Strategies:                       Duration Management             TBA Transactions                  Commitment Securities

--------------------------- ------------------------------- ---------------------------------- --------------------------------
Allowable Investments:            Asset-Backed Securities         Indexed Notes, Currency            Repurchase and Reverse
                                  Bank Obligations               Exchange-Related Securities        Repurchase Agreements
                                  Brady Bonds                    and Similar Securities              Stripped Instruments
                                  Corporate Debt                  Inflation-Indexed                  Total Return Swaps
                                 Instruments                     Securities                          U.S. Government and
                                  Foreign Instruments             Investment Companies              Agency Securities
                                  Illiquid Securities             Mortgage-Backed Securities         Zero Coupon Securities
                                                                  Multi-National Currency
                                                                 Unit Securities or More
                                                                 Than One Denomination

--------------------------- -------- ------------ --------------- ------------------ --------------- --------------------------
Minimum Quality Rating:                                S&P             Moody's                           Average Portfolio
                             S&P:     Moody's:    (Short-Term):     (Short-Term):      Thompson:             Quality:
                              BBB        Baa           A-2               P-2               B                  AA (Aa)

--------------------------- -------- ------------ --------------- ------------------ --------------- --------------------------
Average Weighted Duration:  The Portfolio's average U.S.  dollar-weighted duration generally will not exceed one year, plus or minus the average duration of the J.P. Morgan Global Government Bond Index (Hedged).

--------------------------- ---------------------------------------------------------------------------------------------------
Expected Turnover:          Between 500% and 1,000% per year, but may be higher depending on market conditions.

--------------------------- ---------------------------------------------------------------------------------------------------
--------------------------- ---------------------- ----------------------- ------------------------ ---------------------------
Hypothetical Expenses Per          1 Year                 3 Years                  5 Years                   10 Years
                                   ------                 -------                  -------                   --------
$1,000 Investment,                   $ 5                    $ 14                    $ 25                       $ 57
Assuming a 5% Annual
Return:

--------------------------- ---------------------- ----------------------- ------------------------ ---------------------------

                WORLDWIDE-HEDGED PORTFOLIO ANNUAL OPERATING EXPENSES
                     (DEDUCTED FROM PORTFOLIO ASSETS)

              Contractual Investment Advisory Fees:               0.40%
              Distribution and/or Service (12b-1) Fees:           0.00%
              Other Expenses:                                     0.19%
              Total Gross Operating Expenses:                     0.59%
              Fee Waiver and/or Expense Reimbursements:          (0.15 %)
                                                                -----------
              Net Operating Expenses:                             0.44%
                                                                ===========


   Pursuant to an Investment Advisory Agreement, total operating expenses are capped at 0.60% on an annualized basis of the Portfolio's average daily net assets. The Investment Adviser and Investors Capital have voluntarily agreed to cap the Net Operating Expenses at 0.25% (on an annualized basis) of the Portfolio's average daily net assets. The Investment Adviser and Investors Capital have voluntarily agreed to cap the Net Operating Expenses at 0.44% (on an annualized basis) of the Portfolio's average daily net assets. All operating expenses exceeding caps and voluntary waiver of fees will be paid by the Investment Adviser. The Investment Adviser and the Administrator will not attempt to recover prior period waivers or reimbursements should expenses fall below the cap. Under an Administration Agreement effective May 29, 1998 between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund, for an incentive fee in the event the Portfolio operates below its expense ratio. This fee is capped at 0.02% of the Portfolio's average daily net assets.



==============================================================================
                      WORLDWIDE-HEDGED PORTFOLIO'S FINANCIAL HIGHLIGHTS
                        (IN WHOLE DOLLARS UNLESS OTHERWISE INDICATED)

======================================= ----------- ----------- ----------- ---


 FOR A SHARE OUTSTANDING THROUOUT THE   Six         Year        Year        Year        Year        Year Ended   From
                PERIOD                  Months      Ended       Ended       Ended       Ended        12/31/93    5/1/92*
                                        Ended        12/31/97    12/31/96    12/31/95    12/31/94                to
                                        6/30/98                                                                  12/31/92
                                        Unaudited
--------------------------------------- ----------- ----------- ----------- ----------- ----------- ------------ ==========
Net asset value at beginning of period  11.23       10.91       10.85       10.41       10.08       9.85         10.00
--------------------------------------- ----------- ----------- ----------- ----------- ----------- ------------ ==========
Net investment income                   0.28        0.53        0.62        0.45        0.34        0.45         0.32
Net realized gains or (losses) on
  investments, financial futures and
  options contracts, and foreign        0.24        0.80        0.43        0.66        0.43        0.76         0.25
  currency-related transactions
--------------------------------------- ----------- ----------- ----------- ----------- ----------- ------------ ==========
Total investment income                 0.52        1.33        1.05        1.11        0.77        1.21         0.57
--------------------------------------- ----------- ----------- ----------- ----------- ----------- ------------ ==========
Distributions from net investment       0.28        0.59        0.62        0.67        0.44        0.45         0.32
income
Distributions in excess of net
  investment income                     ---         ---         0.37        ---         0.00**      ---          ---
Distributions from net realized gain
  on investments, financial futures
  and options contracts and on
  foreign currency-related              ---         0.42        ---         ---         ---         0.53         0.40
  transactions
======================================= ----------- ----------- ----------- ----------- ----------- ------------ ==========
Total distributions                     0.28        1.01        0.99        0.67        0.44        0.98         0.72
--------------------------------------- ----------- ----------- ----------- ----------- ----------- ------------ ==========
Net asset value at end of period        11.47       11.23       10.91       10.85       10.41       10.08        9.85
--------------------------------------- ----------- ----------- ----------- ----------- ----------- ------------ ==========
Total return on investment              4.73% (c)   12.60%      10.03%      11.00%      7.84%       12.89%       9.45% (b)
Net assets at end of period in 000's    170,875     80,390      30,024      28,255      273         41,138       21,785
Ratio of operating expenses to
  average net assets - exclusive of     0.44% (b)   0.45%       0.45%       0.45%       0.60%       0.60%        0.60% (b)
  interest expense (a)
Ratio of operating expenses to
  average net assets - inclusive of     0.44% (b)   0.45%       0.45%       0.45%       0.65%       0.86%        0.83% (b)
  interest expense (a)
Ratio of net income to average net      5.06% (b)   5.29%       5.71%       5.84%       4.72%       4.49%        5.13% (b)
assets (a)
Decrease in above expense ratios due
  to waiver of investment advisory
  fees and reimbursement of other       0.15% (b)   0.20%       0.24%       0.54%       0.17%       0.09%        1.01% (b)
  expenses
Portfolio turnover rate                 498%        704%        1,087%      500%        1,622%      1,254%       826%
======================================= =========== =========== =========== =========== =========== ============ ==========


(a) Net of waivers and reimbursements (b) Annualized (c) Not annualized * Commencement of operations ** Rounds to less than $0.01




                                                  INTERNATIONAL PORTFOLIO
         (Please refer to the section labeled KEY TO PORTFOLIO TERMS on page 4 for an explanation of this table)


-------------------------- -----------------------------------------------------------------------------------------------------
Fundamental    Investment  To attain a high  level of return of total  return as may be  consistent  with the  preservation  of
Objective:                 capital.

-------------------------- -----------------------------------------------------------------------------------------------------
Portfolio  Investment Primarily invests in high quality (rating of AA by S&P, Aa by Moody's or a  comparable  rating,  or  Description:  higher from a nationally recognized statistical rating organization) debt securities from worldwide bond markets, excluding the U.S. denominated in foreign currencies.

-------------------------- -----------------------------------------------------------------------------------------------------
-------------------------- -----------------------------------------------------------------------------------------------------
Performance Objective:     To outperform the J.P. Morgan Global Government Bond Index (Non-U.S. Unhedged).

-------------------------- -----------------------------------------------------------------------------------------------------
-------------------------- -----------------------------------------------------------------------------------------------------
Investment  Policies  and At least 65% of the  Portfolio's  total assets must be invested in high quality fixed income Significant Restrictions:  securities from worldwide bond markets, denominated in foreign currencies. The Portfolio may not invest  more  than 5% of its net  assets  in  futures
                           margins and/or premiums on options unless it is being
                           used for bona fide hedging  purposes.  The  Portfolio
                           will  maintain  investments  in  debt  securities  of
                           issuers from at least three different  countries.  At
                           least 65% of the  Portfolio's  total  assets  will be
                           invested  in  debt  securities   from   jurisdictions
                           outside  the U.S.  The  Portfolio  may not  engage in
                           short  sale  transactions.  For  temporary  defensive
                           purposes, 100% of the Portfolio's total assets may be
                           invested in U.S. Government securities,  cash or cash
                           equivalent     securities.     The    Portfolio    is
                           non-diversified.

-------------------------- -----------------------------------------------------------------------------------------------------
Risks:                           Correlation risk              Hedging risk                         Market risk
                                 Credit risk                   Interest rate risk                   Non-diversification risk
                                 Currency risk                 Leverage risk                        Prepayment risk
                                 Futures risk                  Liquidity risk

-------------------------- ----------------------------- ------------------------------------ ----------------------------------
Allowable Investment             Dollar Roll                   Hedging                              When Issued and Forward
Strategies:                     Transactions                   TBA Transactions                    Commitment Securities
                                 Duration Management

-------------------------- ----------------------------- ------------------------------------ ----------------------------------
Allowable Investments:           Asset-Backed                  Indexed Notes, Currency              Repurchase and Reverse
                                Securities                    Exchange-Related Securities          Repurchase Agreements
                                 Bank Obligations             and Similar Securities                Stripped Instruments
                                 Brady Bonds                   Inflation-Indexed Securities         Total Return Swaps
                                 Corporate Debt                Investment Companies                 U.S. Government and Agency
                                Instruments                    Mortgage-Backed Securities          Securities
                                 Foreign Instruments           Multi-National Currency Unit         Zero Coupon Securities
                                 Illiquid Securities          Securities or More Than One
                                  Denomination

-------------------------- ----------------------------- ------------------------------------ ----------------------------------
Minimum Quality Rating:                                 S&P              Moody's                          Average Portfolio
                            S&P:     Moody's:      (Short-Term):      (Short-Term):      Thompson:             Quality:
                            BBB        Baa              A-2                P-2               B                 AA (Aa)

-------------------------- -----------------------------------------------------------------------------------------------------
Average Weighted           The Portfolio's  average U.S.  dollar-weighted  duration generally will not exceed one year, plus or
Duration:                  minus the average duration of the J.P. Morgan Global Government Bond Index (Non-U.S. Unhedged).

-------------------------- -----------------------------------------------------------------------------------------------------
Expected Turnover:         Between 500% and 1,000% per year, but may be higher depending on market conditions.

-------------------------- -----------------------------------------------------------------------------------------------------
                                                   ---------------------
Hypothetical Expenses              1 Year                3 Years               5 Years                     10 Years
                                   ------                -------               -------                     --------
Per $1,000 Investment,              $ 6                    $ 19                  $ 33                        $ 75
Assuming a 5% Annual
Return:

-------------------------- ----------------------- --------------------- --------------------- ---------------------------------



                  INTERNATIONAL PORTFOLIO ANNUAL OPERATING EXPENSES
                     (DEDUCTED FROM PORTFOLIO ASSETS)

              Contractual Investment Advisory Fees:               0.40%
              Distribution and/or Service (12b-1) Fees:           0.00%
              Other Expenses:                                     0.20%
              Total Gross Operating Expenses:                     0.60%
              Fee Waiver and/or Expense Reimbursements:          (0.00%)
                                                                -----------
              Net Operating Expenses:                             0.60%
                                                                ===========

   The Investment Adviser and Investors Capital have voluntarily agreed to cap the Net Operating Expenses at 0.60% (on an annualized basis) of the Portfolio's average daily net assets. All operating expenses exceeding the voluntary waiver of fees will be paid by the Investment Adviser. The
   Investment Adviser and the Administrator will not attempt to recover prior period waivers or reimbursements should expenses fall below the cap. Under an Administration Agreement effective May 29, 1998 between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund, for an incentive fee in the event the Portfolio operates below its expense ratio. This fee is capped at 0.02% of the Portfolio's average daily net assets.


===============================================================================
                     INTERNATIONAL PORTFOLIO FINANCIAL HIGHLIGHTS
                     (IN WHOLE DOLLARS UNLESS OTHERWISE INDICATED)

===============================================================================


                FOR A SHARE EXCEPT WHERE OTHERWISE INDICATED                      Six Months     Year Ended   From 5/9/96*
                                                                                   Ended 6/30/98    12/31/97     to 12/31/96
                                                                                     Unaudited
--------------------------------------------------------------------------------- ---------------- ------------ ==============
Net asset value at beginning of period                                            9.50             10.20        10.00
--------------------------------------------------------------------------------- ---------------- ------------ ==============
Net investment income                                                             0.24             0.50         0.38
Net realized gains or (losses) on investments, financial futures contracts, and
  foreign currency-related transactions                                           (0.01)           (0.56)       0.28
--------------------------------------------------------------------------------- ---------------- ------------ ==============
Total investment income                                                           0.23             (0.06)       0.66
--------------------------------------------------------------------------------- ---------------- ------------ ==============
Distributions from net investment income                                          0.24             0.14         0.38
Distributions from net realized gain on investments, financial futures
  contracts, and foreign currency related transactions                            ---              0.14         0.08
Distributions from capital stock in excess of par value                           ---              0.36         ---
================================================================================= ---------------- ------------ ==============
Total distributions                                                               0.24             0.64         0.46
================================================================================= ---------------- ------------ ==============
Net asset value at end of period                                                  9.49             9.50         10.20
================================================================================= ---------------- ------------ ==============
Total return on investment                                                        2.42% (c)        (0.43%)      6.66% (c)
Net assets at end of period in 000's                                              76,976           67,653       35,746
Ratio of operating expenses to average net assets (a)                             0.60% (b)        0.60%        0.60% (b)
Ratio of net investment income to average net assets (a)                          5.02% (b)        5.19%        5.73% (b)
Decrease in above expense ratios due to waiver of investment advisory fees        ---              0.10%        0.32% (b)
Portfolio turnover rate                                                           643%             809%         539%
================================================================================= ================ ============ ==============

(a)   Net of waivers and reimbursements
(b)   Annualized
(c)   Not annualized
*    Commencement of operations






                                          INTERNATIONAL OPPORTUNITIES PORTFOLIO
         (Please refer to the section labeled KEY TO PORTFOLIO TERMS on page 4 for an explanation of this table)


--------------------------- --------------------------------------------------------------------------------------------------
Fundamental  Investment  To  attain  a high  level  of  total  return  as may be consistent with the preservation of capital.
Objective:

--------------------------- --------------------------------------------------------------------------------------------------
Portfolio  Investment Primarily invests in high quality (rating of AA by S&P, Aa by Moody's or a  comparable  rating,  or  Description:  higher from a nationally recognized statistical rating organization) debt securities from worldwide  bond  markets,  excluding  the U.S.  denominated  in foreign  currencies  with  active management of the currency hedge ratio.

--------------------------- --------------------------------------------------------------------------------------------------
Performance Objective:      To outperform the lower of the J.P.  Morgan Global  Government Bond Indices  (Non-U.S.  Hedged or
                            Non-U.S. Unhedged).

--------------------------- --------------------------------------------------------------------------------------------------
Investment Policies and     At least 65% of the  Portfolio's  total assets must be invested in high  quality debt  securities
Significant Restrictions:   from  worldwide  bond markets  denominated  in foreign  currencies.  The Portfolio may not invest more than 5% of its net  assets in  futures  margins
                            and/or  premiums on options  unless it is being used
                            for bona fide hedging  purposes.  The Portfolio will
                            maintain  investments in debt  securities of issuers
                            from at least three  different  countries.  At least
                            65% of the Portfolio's total assets will be invested
                            in debt  securities from  jurisdictions  outside the
                            U.S. The  Portfolio  may engage in currency  hedging
                            techniques.  For temporary defensive purposes,  100%
                            of the  Portfolio's  total assets may be invested in
                            U.S. Government securities,  cash or cash equivalent
                            securities. The Portfolio is non-diversified.

--------------------------- -------------------------- -------------------------------------- --------------------------------
Risks:                            Correlation risk           Hedging risk                           Market risk
                                  Credit risk                Interest rate risk                     Non-diversification risk
                                  Currency risk              Leverage risk                          Prepayment risk
                                  Futures risk               Liquidity risk

--------------------------- -------------------------- -------------------------------------- --------------------------------
Allowable Investment              Dollar Roll                Hedging                                When Issued and Forward
Strategies:                      Transactions                Short Sales Transactions              Commitment Securities
                                  Duration Management        TBA Transactions

--------------------------- -------------------------- -------------------------------------- --------------------------------
Allowable Investments:            Asset-Backed               Indexed Notes, Currency                Repurchase and Reverse
                                 Securities                 Exchange-Related Securities and        Repurchase Agreements
                                  Bank Obligations          Similar Securities                      Stripped Instruments
                                  Brady Bonds                Inflation-Indexed Securities           Total Return Swaps
                                  Corporate Debt             Investment Companies                   U.S. Government and
                                 Instruments                 Mortgage-Backed Securities            Agency Securities
                                  Foreign Instruments        Multi-National Currency Unit           Zero Coupon Securities
                                  Illiquid Securities       Securities or More Than One
                                  Denomination

--------------------------- -------- -------------- --------------- ---------------- -------------- --------------------------
Minimum Quality Rating:                                  S&P            Moody's                         Average Portfolio
                             S&P:      Moody's:     (Short-Term):    (Short-Term):     Thompson:            Quality:
                              BBB         Baa            A-2              P-2              B                 AA (Aa)

--------------------------- -------- -------------- --------------- ---------------- -------------- --------------------------
Average Weighted Duration:  The Portfolio's average U.S.  dollar-weighted duration generally will not exceed one year plus or minus the  average  duration  of the J.P.  Morgan  Global  Government  Bond  Indices  (either the
                            Non-U.S. Hedged or Non-U.S. Unhedged, whichever is lower).

--------------------------- --------------------------------------------------------------------------------------------------
Expected Turnover:          Between 500% and 1,000% per year, but may be higher depending on market conditions.

--------------------------- --------------------------------------------------------------------------------------------------
--------------------------- -------------------- ----------------------- --------------------- -------------------------------
Hypothetical Expenses Per         1 Year                3 Years                5 Years                    10 Years
                                  ------                -------                -------                    --------
$1,000 Investment,                  $ 6                   $ 19
Assuming a 5% Annual
Return:

--------------------------- -------------------- ----------------------- --------------------- -------------------------------



     THIS PORTFOLIO HAS NOT YET COMMENCED INVESTMENT ACTIVITY




      INTERNATIONAL OPPORTUNITIES PORTFOLIO ANNUAL OPERATING EXPENSES
                (DEDUCTED FROM PORTFOLIO ASSETS)

         Contractual Investment Advisory Fees:               0.40%
         Distribution and/or Service (12b-1) Fees:           0.00%
         Other Expenses:                                     0.20%
         Total Gross Operating Expenses:                     0.60%
         Fee Waiver and/or Expense Reimbursements:          (0.00%)
                                                           -----------
         Net Operating Expenses:                             0.60%
                                                           ===========

   The Investment Adviser and Investors Capital have voluntarily agreed to cap the Net Operating Expenses at 0.60% (on an annualized basis) of the Portfolio's average daily net assets. All operating expenses exceeding the voluntary waiver of fees will be paid by the Investment Adviser. The
   Investment Adviser and the Administrator will not attempt to recover prior period waivers or reimbursements should expenses fall below the cap. Under an Administration Agreement effective May 29, 1998 between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund, for an incentive fee in the event the Portfolio operates below its expense ratio. This fee is capped at 0.02% of the Portfolio's average daily net assets.






                                             INTERNATIONAL CORPORATE PORTFOLIO
          (Please refer to the section labeled KEY TO PORTFOLIO TERMS on page 4 for an explanation of this table)


--------------------------- ---------------------------------------------------------------------------------------------------
Fundamental  Investment  To  attain  a high  level  of  total  return  as may be consistent with the preservation of capital.
Objective:

--------------------------- ---------------------------------------------------------------------------------------------------
Portfolio Investment        Primarily invests in investment grade corporate debt from worldwide bond markets.
Description:

--------------------------- ---------------------------------------------------------------------------------------------------
--------------------------- ---------------------------------------------------------------------------------------------------
Performance Objective:      To outperform the Lehman Brothers Euro Corporate Bond Index.

--------------------------- ---------------------------------------------------------------------------------------------------
--------------------------- ---------------------------------------------------------------------------------------------------
Investment Policies and     At least 65% of the Portfolio's  total assets must be invested in investment  grade corporate debt
Significant Restrictions:   securities from worldwide bond markets  denominated in foreign  currencies.  The Portfolio may not invest  more than 5% of its net  assets  in  futures
                            margins  and/or  premiums  on  options  unless it is
                            being  used  for bona  fide  hedging  purposes.  The
                            Portfolio  will  maintain  investments  in corporate
                            debt  securities  of  issuers  from at  least  three
                            different countries. At least 65% of the Portfolio's
                            total  assets  will be invested  in  corporate  debt
                            securities from  jurisdictions  outside the U.S. For
                            temporary   defensive   purposes,    100%   of   the
                            Portfolio's  total  assets may be  invested  in U.S.
                            Government  securities,   cash  or  cash  equivalent
                            securities. The Portfolio is non-diversified.

--------------------------- ---------------------------------------------------------------------------------------------------
Risks:                            Correlation risk                Hedging risk                        Market risk
                                  Credit risk                     Interest rate risk                  Non-diversification risk
                                  Currency risk                   Leverage risk                       Prepayment risk
                                  Futures risk                    Liquidity risk

--------------------------- ------------------------------- ----------------------------------- -------------------------------
Allowable Investment              Dollar Roll Transactions        Hedging                             When Issued and Forward
Strategies:                       Duration Management             Short Sales Transactions           Commitment Securities
                                                                  TBA Transactions

--------------------------- ------------------------------- ----------------------------------- -------------------------------
Allowable Investments:            Asset-Backed Securities         Indexed Notes, Currency             Repurchase and Reverse
                                  Bank Obligations               Exchange-Related Securities         Repurchase Agreements
                                  Brady Bonds                    and Similar Securities               Stripped Instruments
                                  Convertibles                    Inflation-Indexed Securities        Total Return Swaps
                                  Corporate Debt                  Investment Companies                U.S. Government and
                                 Instruments                      Mortgage-Backed Securities         Agency Securities
                                  Foreign Instruments             Multi-National Currency             Zero Coupon Securities
                                  Illiquid Securities            Unit Securities or More Than
                                                                 One Denomination

--------------------------- -------- ------------ ---------------- ----------------- --------------- --------------------------
Minimum Quality Rating:                                 S&P            Moody's                           Average Portfolio
                             S&P:     Moody's:     (Short-Term):    (Short-Term):      Thompson:             Quality:
                              BBB        Baa            A-2              P-2               B                   A(a)

--------------------------- -------- ------------ ---------------- ----------------- --------------- --------------------------
Average Weighted Duration:  The Portfolio's average U.S.  dollar-weighted  duration generally will not exceed one year plus or minus the average duration of the Lehman Brothers Euro Corporate Bond Index.

--------------------------- ---------------------------------------------------------------------------------------------------
Expected Turnover:          Between 500% and 1,000% per year, but may be higher depending on market conditions.

--------------------------- ---------------------------------------------------------------------------------------------------
--------------------------- ------------------------ ------------------- --------------------- --------------------------------
Hypothetical Expenses Per           1 Year                3 Years
                                    ------                -------
$1,000 Investment,                    $ 3                   $ 8
Assuming a 5% Annual
Return:

--------------------------- ------------------------ ------------------- --------------------- --------------------------------



                   THIS PORTFOLIO HAS NOT YET COMMENCED INVESTMENT ACTIVITY


                   INTERNATIONAL CORPORATE ANNUAL OPERATING EXPENSES
                                        (DEDUCTED FROM PORTFOLIO ASSETS)

                 Contractual Investment Advisory Fees:               0.10%
                 Distribution and/or Service (12b-1) Fees:           0.00%
                 Other Expenses:                                     0.15%
                 Total Gross Operating Expenses:                     0.25%
                 Fee Waiver and/or Expense Reimbursements:          (0.00%)
                                                                   -----------
                 Net Operating Expenses:                             0.25%
                                                                   ===========

   The Investment Adviser and Investors Capital have voluntarily agreed to cap the Net Operating Expenses at 0.25% (on an annualized basis) of the Portfolio's average daily net assets. All operating expenses exceeding the voluntary waiver of fees will be paid by the Investment Adviser. The
   Investment Adviser and the Administrator will not attempt to recover prior period waivers or reimbursements should expenses fall below the cap. Under an Administration Agreement effective May 29, 1998 between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund, for an incentive fee in the event the Portfolio operates below its expense ratio. This fee is capped at 0.02% of the Portfolio's average daily net assets.





                                                EMERGING MARKETS PORTFOLIO
          (Please refer to the section  labeled KEY TO PORTFOLIO TERMS on page 4 for an explanation of this table)


-------------------------- -----------------------------------------------------------------------------------------------------
Fundamental    Investment  To attain a high level of total return as may be consistent with the preservation of capital.
Objective:

-------------------------- -----------------------------------------------------------------------------------------------------
Portfolio Investment       Primarily  invests in debt securities from bond markets in emerging markets  countries,  denominated
Description:               in local  currencies  or OECD  currencies  denominated  in local  currencies  or  currencies of OCED countries.

-------------------------- -----------------------------------------------------------------------------------------------------
Performance Objective:     To outperform a composite  index,  consisting of 60% J.P.  Morgan  Emerging Local Markets Index Plus
                           and 40% J.P. Morgan Emerging Markets Bond Index Plus.

-------------------------- -----------------------------------------------------------------------------------------------------
Investment Policies and    At least 65% of the  Portfolio's  total assets must be invested in debt securities from bond markets
Significant Restrictions:  in  emerging  countries  denominated  in local  currencies  or  currencies  of OECD  countries.  The
                           Portfolio  may  not  invest  more  than 5% of its net
                           assets in futures  margins and/or premiums on options
                           unless  it  is  being  used  for  bona  fide  hedging
                           purposes.  The Portfolio will maintain investments in
                           debt  securities  of  issuers  from  at  least  three
                           different    countries   including   the   U.S.   The
                           Adviser/Sub-Adviser  intends to  actively  manage the
                           Portfolio   and   will   allocate   the   Portfolio's
                           investment  assets  among  various  emerging  markets
                           countries (and currencies).  Such allocations are not
                           expected to be  comparable  to, nor as diverse as the
                           allocations accorded to such markets (and currencies)
                           by the major bond market indices.  Portfolio managers
                           will screen out credit or default risks and highlight
                           potentially   risky  emerging  market  currencies  by
                           employing  a   fundamental   economic   analysis  and
                           internally  developed models. For temporary defensive
                           purposes, 100% of the Portfolio's total assets may be
                           invested in U.S. Government securities,  cash or cash
                           equivalent     securities.     The    Portfolio    is
                           non-diversified.

-------------------------- ------------------------------ ------------------------------------- --------------------------------
Risks:                           Correlation risk               Hedging risk                          Market risk
                                 Credit risk                    Interest rate risk                    Non-diversification risk
                                 Currency risk                  Leverage risk                         Prepayment risk
                                 Futures risk                   Liquidity risk

-------------------------- ------------------------------ ------------------------------------- --------------------------------
Note:                      Special  Risks  Emerging  markets bonds are issued by
                           countries   which   may  have   relatively   unstable
                           governments,  may be highly  vulnerable to changes in
                           local or global trade  conditions,  and/or may suffer
                           from volatile debt burdens or inflation  rates.  As a
                           result,  the  risk of  default  is  higher  on  these
                           instruments  than it would be on an investment  grade
                           bond.  Such bonds pay higher yields to compensate for
                           their greater risk.

-------------------------- -----------------------------------------------------------------------------------------------------
Allowable Investment             Dollar Roll                    Hedging                               When Issued and Forward
Strategies:                     Transactions                    TBA Transactions                     Commitment Securities
                                 Duration Management

-------------------------- ------------------------------ ------------------------------------- --------------------------------
Allowable Investments:           Asset-Backed Securities        Indexed Notes, Currency               Repurchase and Reverse
                                 Bank Obligations              Exchange-Related Securities           Repurchase Agreements
                                 Brady Bonds                   and Similar Securities                 Stripped Instruments
                                 Convertible Securities         Inflation-Indexed Securities          Total Return Swaps
                                 Corporate Debt                 Investment Companies                  U.S. Government and
                                Instruments                     Mortgage-Backed Securities           Agency Securities
                                 Foreign Instruments            Multi-National Currency Unit          Warrants
                                 Illiquid Securities           Securities or More Than One            Zero Coupon Securities
                                  Denomination

-------------------------- --------- ------------ ---------------- ------------------ --------------- --------------------------
Minimum Quality Rating:                                 S&P             Moody's                           Average Portfolio
                             S&P:     Moody's:     (Short-Term):     (Short-Term):      Thompson:             Quality:
                             CCC-       Caa3             C                P-3              LC-3                   B

-------------------------- --------- ------------ ---------------- ------------------ --------------- --------------------------
Average Weighted           The Portfolio's  average U.S.  dollar-weighted  duration generally will not exceed one year, plus or
Duration:                  minus the average  duration of the composite  index of 60% J.P.  Morgan Emerging Local Markets Index
                           Plus and 40% J.P. Morgan Emerging Markets Bond Index Plus.

-------------------------- -----------------------------------------------------------------------------------------------------
Expected Turnover:         Between 500% and 1,000% per year, but may be higher depending on market conditions.

-------------------------- -----------------------------------------------------------------------------------------------------
-------------------------- ----------------------- --------------------- --------------------- ---------------------------------
Hypothetical Expenses              1 Year                3 Years
                                   ------                -------
Per $1,000 Investment,              $ 11                   $ 33
Assuming a 5% Annual
Return:

-------------------------- ----------------------- --------------------- --------------------- ---------------------------------




                   EMERGING MARKETS PORTFOLIO ANNUAL OPERATING EXPENSES
                                        (DEDUCTED FROM PORTFOLIO ASSETS)

      Contractual Investment Advisory Fees:               0.75%
      Distribution and/or Service (12b-1) Fees:           0.00%
      Other Expenses:                                     0.29%
      Total Gross Operating Expenses:                     1.04%
      Fee Waiver and/or Expense Reimbursements:          (0.00%)
                                                        -----------
      Net Operating Expenses:                             1.04%
                                                        ===========

   The Investment Adviser and Investors Capital have voluntarily agreed to cap the Net Operating Expenses at 1.04% (on an annualized basis) of the Portfolio's average daily net assets. All operating expenses exceeding the voluntary waiver of fees will be paid by the Investment Adviser. The
   Investment Adviser and the Administrator will not attempt to recover prior period waivers or reimbursements should expenses fall below the cap. Under an Administration Agreement effective May 29, 1998 between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund, for an incentive fee in the event the Portfolio operates below its expense ratio. This fee is capped at 0.02% of the Portfolio's average daily net assets.


===============================================================================
                     EMERGING MARKET PORTFOLIO'S FINANCIAL HIGHLIGHTS
                       (IN WHOLE DOLLARS UNLESS OTHERWISE INDICATED)

===============================================================================


                      FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                            Six Months         From
                                                                                               Ended 6/30/98    812/97* to
                                                                                                 Unaudited       12/31/97
--------------------------------------------------------------------------------------------- ---------------- =============
Net asset value at beginning of period                                                        9.59             10.00
--------------------------------------------------------------------------------------------- ---------------- =============
Net investment income                                                                         0.44             0.29
Net realized gains or (losses) on investments, financial futures contacts and foreign         (0.55)           (0.41)
currency-related transactions
--------------------------------------------------------------------------------------------- ---------------- =============
Total investment income                                                                       (0.11)           (0.12)
--------------------------------------------------------------------------------------------- ---------------- =============
Net distributions from investment income                                                      0.44             0.29
============================================================================================= ---------------- =============
Net asset value at end of period                                                              9.04             9.59
============================================================================================= ---------------- =============
Total return on investment                                                                    (1.29) (b)       (1.20%) (b)
Net assets at end of period in 000's                                                          186,834          111,043
Ratio of operating expenses to average net assets, exclusive of interest expense              1.04% (a)        1.03% (a)
Ratio of operating expenses to average net assets, inclusive of interest expense              1.13% (a)        1.03% (a)
Ratio of net income to average net assets                                                     9.46% (a)        7.87% (a)
Portfolio turnover rate                                                                       72%              16%
============================================================================================= ================ =============

(a)    Annualized
(b)    Not Annualized
*     Commencement of operations






                                                GLOBAL HIGH YIELD PORTFOLIO
          (Please refer to the section  labeled KEY TO PORTFOLIO TERMS on page 4 for an explanation of this table)


------------------------- ----------------------------------------------------------------------------------------------------
Fundamental   Investment  To attain a high level of total return as may be consistent with the preservation of capital.
Objective:

------------------------- ----------------------------------------------------------------------------------------------------
Portfolio Investment      The Portfolio primarily invests in high yield debt securities.  High yield bonds (also referred to
Description:              as  "junk bonds") have a rating of BB or lower and pay a higher yield to compensate for its greater risk.

------------------------- ----------------------------------------------------------------------------------------------------
------------------------- ----------------------------------------------------------------------------------------------------
Performance Objective:    To outperform the Salomon Smith Barney All BB and B Rated Issues Index.

------------------------- ----------------------------------------------------------------------------------------------------
------------------------- ----------------------------------------------------------------------------------------------------
Investment Policies and   At least 65% of the  Portfolio's  total assets must be invested in high yield debt  securities from
Significant               worldwide bond markets  denominated  in both U.S.  dollars and foreign  currencies.  Portfolio will
Restrictions:             maintain  investments  in debt  securities  of  issuers  from at least  three  different  countries including  the U.S.  At least  35% of the  Portfolio's
                          total assets will be invested in debt  securities from
                          jurisdictions  outside the U.S. The  Portfolio may not
                          invest  more  than 5% of its  net  assets  in  futures
                          margins and/or premiums on options, unless it is being
                          used for bona fide  hedging  purposes.  For  temporary
                          defensive  purposes,  100%  of the  Portfolio's  total
                          assets may be invested in U.S. Government  securities,
                          cash or cash equivalent  securities.  The Portfolio is
                          non-diversified.

------------------------- ----------------------------------------------------------------------------------------------------
Risks:                          Correlation risk              Hedging risk                               Market risk
                                Credit risk                   Interest rate risk                         Non-diversification
                                Currency risk                 Leverage risk                             risk
                                Futures risk                  Liquidity risk                             Prepayment risk

------------------------- ----------------------------- ------------------------------------------ ---------------------------
Note:                     Special  Risks  Also known as junk  bonds,  high yield
                          bonds are  issued by  corporations  who  either do not
                          have long track records of sales and  earnings,  or by
                          those who possess  questionable credit strength.  As a
                          result,  the  risk  of  default  is  higher  on  these
                          instruments  than it would be on an  investment  grade
                          bond. High yield bonds have ratings of BB or lower and
                          pay  higher  yields to  compensate  for their  greater
                          risk.

------------------------- ----------------------------------------------------------------------------------------------------
Allowable Investment            Dollar Roll Transactions             Hedging                          When Issued and
Strategies:                     Duration Management                  Short Sales Transactions        Forward Commitment
                                                                     TBA Transactions                Securities

------------------------- ------------------------------------ -------------------------------- ------------------------------
Allowable Investments:          Asset-Backed Securities              Inflation-Indexed                Repurchase and Reverse
                                Bank Obligations                    Securities                       Repurchase Agreements
                                Brady Bonds                          Investment Companies             Stripped Instruments
                                Corporate Debt Instruments           Mortgage-Backed                  Total Return Swaps
                                Foreign Instruments                 Securities                        U.S. Government and
                                Illiquid Securities                  Multi-National Currency         Agency Securities
                                Indexed Notes, Currency             Unit Securities or More           Warrants
                               Exchange-Related Securities          Than One Denomination             Zero Coupon Securities
                               and Similar Securities

------------------------- ------------------------------------ -------------------------------- ------------------------------
Minimum Quality Rating:                               S&P              Moody's                           Average Portfolio
                           S&P:    Moody's:      (Short-Term):      (Short-Term):       Thompson:            Quality:
                           CCC-      Caa3              C                 P-3              LC-3                   B

------------------------- ----------------------------------------------------------------------------------------------------
Average Weighted          The Portfolio's average U.S.  dollar-weighted  duration generally will not exceed one year, plus or
Duration:                 minus the average duration of the Salomon Smith Barney All BB & B Rated Issues Index.

------------------------- ----------------------------------------------------------------------------------------------------
Expected Turnover:        Between 500% and 1,000% per year, but may be higher depending on market conditions.

------------------------- ----------------------------------------------------------------------------------------------------
------------------------- ------------------------ ----------------------- --------------------- -----------------------------
Hypothetical Expenses             1 Year                  3 Years
                                  ------                  -------
Per $1,000 Investment,              $ 7                     $ 22
Assuming a 5% Annual
Return:

------------------------- ------------------------ ----------------------- --------------------- -----------------------------




                   THIS PORTFOLIO HAS NOT YET COMMENCED INVESTMENT ACTIVITY



             GLOBAL HIGH YIELD PORTFOLIO ANNUAL OPERATING EXPENSES
                  (DEDUCTED FROM PORTFOLIO ASSETS)

           Contractual Investment Advisory Fees:               0.50%
           Distribution and/or Service (12b-1) Fees:           0.00%
           Other Expenses:                                     0.20%
           Total Gross Operating Expenses:                     0.70%
           Fee Waiver and/or Expense Reimbursements:          (0.00%)
                                                             -----------
           Net Operating Expenses:                             0.70%
                                                             ===========

   The Investment Adviser and Investors Capital have voluntarily agreed to cap the Net Operating Expenses at 0.70% (on an annualized basis) of the Portfolio's average daily net assets. All operating expenses exceeding the voluntary waiver of fees will be paid by the Investment Adviser. The
   Investment Adviser and the Administrator will not attempt to recover prior period waivers or reimbursements should expenses fall below the cap. Under an Administration Agreement effective May 29, 1998 between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund, for an incentive fee in the event the Portfolio operates below its expense ratio. This fee is capped at 0.02% of the Portfolio's average daily net assets.



                                                INFLATION-INDEXED PORTFOLIO
          (Please refer to the section labeled KEY TO PORTFOLIO TERMS on page 4 for an explanation of this table)


-------------------------- -----------------------------------------------------------------------------------------------------
Fundamental    Investment  To attain a high level of return in excess of inflation as may be consistent  with the  preservation
Objective:                 of capital.

-------------------------- -----------------------------------------------------------------------------------------------------
Portfolio Investment       Primarily invests in securities with a coupon rate and/or principal amount,  linked to the inflation
Description:               rate from worldwide bond markets, denominated in both U.S. dollars and foreign securities.

-------------------------- -----------------------------------------------------------------------------------------------------
-------------------------- -----------------------------------------------------------------------------------------------------
Performance Objective:     To outperform the Lehman Brothers Global Real Index.

-------------------------- -----------------------------------------------------------------------------------------------------
-------------------------- -----------------------------------------------------------------------------------------------------
Investment Policies and    At least 65% of the Portfolio's total assets must be invested in inflation indexed  securities.  The
Significant Restrictions:  Portfolio  may not invest  more than 5% of its net  assets in futures  margins  and/or  premiums  on options unless it is being used for bona fide hedging
                           purposes. The Portfolio is not required to invest any
                           minimum  percentage of its assets in debt  securities
                           of  issuers  located  outside  the  U.S.  nor  in any
                           minimum  number  of  countries  or  currencies.   For
                           temporary defensive purposes, 100% of the Portfolio's
                           total  assets  may be  invested  in  U.S.  Government
                           securities,  cash or cash equivalent securities.  The
                           Portfolio is non-diversified.

-------------------------- -----------------------------------------------------------------------------------------------------
Risks:                           Correlation risk               Hedging risk                           Market risk
                                 Credit risk                    Interest rate risk                     Non-diversification risk
                                 Currency risk                  Leverage risk                          Prepayment risk
                                 Futures risk                   Liquidity risk

-------------------------- ------------------------------ -------------------------------------- -------------------------------
Allowable Investment             Dollar Roll                    Hedging                                When Issued and Forward
Strategies:                     Transactions                    Short Sales Transactions              Commitment Securities
                                 Duration Management            TBA Transactions

-------------------------- ------------------------------ -------------------------------------- -------------------------------
Allowable Investments:           Asset-Backed Securities        Indexed Notes, Currency                Repurchase and Reverse
                                 Bank Obligations              Exchange-Related Securities and        Repurchase Agreements
                                 Brady Bonds                   Similar Securities                      Stripped Instruments
                                 Corporate Debt                 Inflation-Indexed Securities           Total Return Swaps
                                Instruments                     Investment Companies                   U.S. Government and
                                 Foreign Instruments            Mortgage-Backed Securities            Agency Securities
                                 Illiquid Securities            Multi-National Currency Unit           Zero Coupon Securities
                                                               Securities or More Than One
                                  Denomination

-------------------------- ------------------------------ -------------------------------------- -------------------------------
Minimum Quality Rating:                                S&P            Moody's                       Average Portfolio Quality:
                            S&P:     Moody's:     (Short-Term):    (Short-Term):      Thompson:               AA (Aa)
                            BBB        Baa             A-2              P-2               B
-------------------------- ------- ------------- ---------------- ----------------- --------------- ----------------------------
Average Weighted           The Portfolio's  average U.S.  dollar-weighted  duration generally will not exceed one year, plus or
Duration:                  minus the average duration of the Lehman Brothers Global Real Index.

-------------------------- -----------------------------------------------------------------------------------------------------
Expected Turnover:         Between 500% and 1,000% per year, but may be higher depending on market conditions.

-------------------------- -----------------------------------------------------------------------------------------------------
-------------------------- ------------------------- ------------------- --------------------- ---------------------------------
Hypothetical Expenses               1 Year                3 Years
                                    ------                -------
Per $1,000 Investment,               $ 6                    $ 19
Assuming a 5% Annual
Return:

-------------------------- ------------------------- ------------------- --------------------- ---------------------------------


                        PORTFOLIO HAS NOT YET COMMENCED INVESTMENT ACTIVITY



        INFLATION-INDEXED PORTFOLIO ANNUAL OPERATING EXPENSES
             (DEDUCTED FROM PORTFOLIO ASSETS)

      Contractual Investment Advisory Fees:               0.40%
      Distribution and/or Service (12b-1) Fees:           0.00%
      Other Expenses:                                     0.20%
      Total Gross Operating Expenses:                     0.60%
      Fee Waiver and/or Expense Reimbursements:          (0.00%)
                                                        -----------

   The Investment Adviser and Investors Capital have voluntarily agreed to cap the Net Operating Expenses at 0.60% (on an annualized basis) of the Portfolio's average daily net assets. All operating expenses exceeding the voluntary waiver of fees will be paid by the Investment Adviser. The
   Investment Adviser and the Administrator will not attempt to recover prior period waivers or reimbursements should expenses fall below the cap. Under an Administration Agreement effective May 29, 1998 between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund, for an incentive fee in the event the Portfolio operates below its expense ratio. This fee is capped at 0.02% of the Portfolio's average daily net assets.



                                            INFLATION-INDEXED HEDGED PORTFOLIO
          (Please refer to the section labeled KEY TO PORTFOLIO TERMS on page 4 for an explanation of this table)


------------------------- ------------------------------------------------------------------------------------------------------
Fundamental   Investment  To attain a high level of return in excess of inflation as may be  consistent  with the  preservation
Objective:                of capital.

------------------------- ------------------------------------------------------------------------------------------------------
Portfolio Investment      Primarily invests in securities with a coupon rate and/or principal  amount,  linked to the inflation
Description:              rate from  worldwide  bond  markets,  denominated  in both U.S.  dollars and foreign  securities  and actively utilizes currency hedging techniques.

------------------------- ------------------------------------------------------------------------------------------------------
Performance Objective:    To outperform the Lehman Brothers Global Real Index.

------------------------- ------------------------------------------------------------------------------------------------------
Investment  Policies  and At least 65% of the  Portfolio's  total assets must be invested in inflation  indexed  securities.  The  Significant  Portfolio may not invest  more than 5% of its net assets in futures  margins  and/or  premiums  on
Restrictions: options unless it is being used for bona fide hedging purposes. As a fundamental policy, the
                          Portfolio  will  attempt  to hedge at least 65% of its
                          total assets.  The Portfolio is not required to invest
                          any   minimum   percentage   of  its  assets  in  debt
                          securities of issuers  located outside the U.S. nor in
                          any minimum  number of  countries or  currencies.  For
                          temporary defensive purposes,  100% of the Portfolio's
                          total  assets  may  be  invested  in  U.S.  Government
                          securities,  cash or cash equivalent  securities.  The
                          Portfolio is non-diversified.

------------------------- ---------------------------- -------------------------------------- ----------------------------------
Risks:                          Correlation risk             Hedging risk                           Market risk
                                Credit risk                  Interest rate risk                     Non-diversification risk
                                Currency risk                Leverage risk                          Prepayment risk
                                Futures risk                 Liquidity risk

------------------------- ---------------------------- -------------------------------------- ----------------------------------
Allowable Investment            Dollar Roll                  Hedging                                When Issued and Forward
Strategies:                    Transactions                  Short Sales Transactions              Commitment Securities
                                Duration Management          TBA Transactions

------------------------- ---------------------------- -------------------------------------- ----------------------------------
Allowable Investments:          Asset-Backed                 Indexed Notes, Currency                Repurchase and Reverse
                               Securities                   Exchange-Related Securities and        Repurchase Agreements
                                Bank Obligations            Similar Securities                      Stripped Instruments
                                Brady Bonds                  Inflation-Indexed Securities           Total Return Swaps
                                Corporate Debt               Investment Companies                   U.S. Government and Agency
                               Instruments                   Mortgage-Backed Securities            Securities
                                Foreign Instruments          Multi-National Currency Unit           Zero Coupon Securities
                                Illiquid Securities         Securities or More Than One
                                  Denomination

------------------------- ---------------------------- -------------------------------------- ----------------------------------
Minimum Quality Rating:                                S&P            Moody's                              Average Portfolio
                           S&P:     Moody's:      (Short-Term):    (Short-Term):         Thompson:              Quality:
                           BBB         Baa             A-2              P-2                  B                  AA (Aa)

------------------------- ------- -------------- ---------------- ----------------- -------------------- -----------------------
Average Weighted          The Portfolio's  average U.S.  dollar-weighted  duration  generally will not exceed one year, plus or
Maturity:                 minus the average duration of the Lehman Brothers Global Real Index.

------------------------- ------------------------------------------------------------------------------------------------------
Expected Turnover:        Between 500% and 1,000% per year, but may be higher depending on market conditions.

------------------------- ------------------------------------------------------------------------------------------------------
------------------------- -------------------------- ------------------- ------------------------ ------------------------------
Hypothetical Expenses              1 Year                 3 Years
                                   ------                 -------
Per $1,000 Investment,               $ 6                    $ 19
Assuming a 5% Annual
Return;

------------------------- -------------------------- ------------------- ------------------------ ------------------------------


                    THIS PORTFOLIO HAS NOT YET COMMENCED INVESTMENT ACTIVITY



               INFLATION INDEXED HEDGED PORTFOLIO ANNUAL OPERATING EXPENSES
                        (DEDUCTED FROM PORTFOLIO ASSETS)

                 Contractual Investment Advisory Fees:               0.40%
                 Distribution and/or Service (12b-1) Fees:           0.00%
                 Other Expenses:                                     0.20%
                 Total Gross Operating Expenses:                     0.60%
                 Fee Waiver and/or Expense Reimbursements:          (0.00%)
                                                                   -----------
                 Net Operating Expenses:                             0.60%
                                                                   ===========

   The Investment Adviser and Investors Capital have voluntarily agreed to cap the Net Operating Expenses at 0.60% (on an annualized basis) of the Portfolio's average daily net assets. All operating expenses exceeding the voluntary waiver of fees will be paid by the Investment Adviser. The
   Investment Adviser and the Administrator will not attempt to recover prior period waivers or reimbursements should expenses fall below the cap. Under an Administration Agreement effective May 29, 1998 between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund, for an incentive fee in the event the Portfolio operates below its expense ratio. This fee is capped at 0.02% of the Portfolio's average daily net assets.




               INVESTMENT INFORMATION

    GENERAL INVESTMENT TECHNIQUES/STRATEGIES AND
                  ASSOCIATED RISKS

Dollar Roll Transactions
Dollar roll transactions consist of the sale of mortgage-backed securities, with a commitment to purchase similar, but not identical securities at a future date, and at the same price. Portfolios will maintain a segregated custodial account for dollar roll transactions. The segregated accounts may contain cash, U.S. Government Securities or other liquid, unencumbered securities having an aggregate value at least equal to the amount of such commitments to repurchase the securities under the dollar roll transaction (including accrued interest).

         Risks: Should the broker-dealer to whom a Portfolio sells an underlying security of a dollar roll transaction become insolvent, the Portfolio's right to purchase or repurchase the security may be restricted, or the price of the security may change adversely over the term of the dollar roll transaction.


Duration Management
Duration   measures   a  bond's   price   volatility,
incorporating the following factors:
a.                 the bond's yield,
b.                 coupon interest payments,
c.                 final maturity,
d.                 call features, and
e.                 prepayment assumptions.

Duration measures the expected life of a debt security on a present value basis. It incorporates the length of the time intervals between the present time and the time that the interest and principal payments are scheduled (or in the case of a callable bond, expected to be received) and weighs them by the present values of the cash to be received at each future point in time. For any debt security with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, for the same maturity, the lower the stated or coupon rate of interest of a debt security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a debt security, the shorter the duration of the security.



Futures, options and options on futures have durations closely related to the duration of the securities that underlying them. Holding long futures or call options will lengthen a Portfolio's duration by approximately the same amount that holding an equivalent amount of the underlying securities would. Short futures or put option positions have durations roughly equal to the negative duration of the securities that underlie those positions and have the effect of reducing duration by approximately the same amount that selling an equivalent amount of the underlying securities would. The market price of a bond with a duration of two years would be expected to decline 2% if interest rates rose 1%. If a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the bond's value to decline by about 3%.

         Risks: Changes in weighted average duration of a Portfolio's holdings are not likely to be so large as to cause them to fall outside the ranges specified above. There is no assurance that deliberate changes in a Portfolio's weighted average duration will enhance its return relative to more static duration policies or Portfolio structures. In addition, it may detract from its relative return.


Hedging
Hedging techniques are used to offset certain investment risks. Such risks include: changes in interest rates, changes in foreign currency exchange rates and changes in securities and commodity prices. Hedging techniques are commonly used to minimize a given instrument's risks of future gain or loss. Hedging techniques include:


a.                 engaging in swaps;                       d.    purchasing and selling futures contracts; and
b.                 purchasing and selling caps, floors      e.    purchasing and selling options.
                   and collars;
c.                 purchasing or selling forward exchange contracts;


All hedging instruments described below constitute commitments by a Portfolio and therefore require the Fund to segregate cash (in any applicable currency), U.S. Government securities or other liquid and unencumbered securities (in any applicable currency) equal to the amount of the Portfolio's obligations in a separate custody account.



When a Portfolio purchases a futures or forward currency contract for non-hedging purposes, the sum of the segregated assets plus the amount of initial and variation margin held in the broker's account, if applicable, must equal the market value of the futures or forward currency contract.

When a Portfolio sells a futures or forward currency contract for non-hedging purposes, the Portfolio will have the contractual right to acquire:
     1.   the securities,
     2.   the   foreign   currency   subject  to  the
         futures,
     3.   the forward currency contract, or
     4.     will  segregate  assets,  in an amount at
           least  equal  to the  market  value of the
           securities     or     foreign     currency
           underlying    the   futures   or   forward
           currency contract.

Should the market value of the contract move adversely to the Portfolio, or if the value of the securities in the segregated account declines, the Portfolio will be required to deposit additional cash or securities in the segregated account at a time when it may be disadvantageous to do so.



A Portfolio will not enter into any swaps caps or floors unless the unsecured commercial paper, senior debt or claims paying ability of the counter party is rated either A or A-1 or better by S&P or A or P-1 or better by Moody's. If unrated, it must be determined to be of comparable quality by the Investment Adviser.

         Risks: Hedging involves risks of imperfect correlation in price movements of the hedge and movements in the price of the hedged security. If interest or currency exchange rates do not move in the direction of the hedge, the Portfolio will be in a worse position than if hedging had not been employed. As a result, the Portfolio will lose all or part of the benefit of the favorable rate movement due to the cost of the hedge or offsetting positions. Hedging transactions not entered into on a U.S. or foreign exchange may subject a Portfolio to exposure to the credit risk of its counterparty. Futures and Options transactions entail special risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related Portfolio position could create the possibility that losses will be greater than gains in the value of the Portfolio's position. Other risks include the risk that a Portfolio could not close out a futures or options position when it would be most advantageous to do so.

a.    Swaps
Swaps are commonly used for hedging purposes. Hedging involving mortgage and interest rate swaps may enhance total return. Interest rate swaps involve a Portfolio's exchange with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Mortgage swaps are similar to interest rate swaps, both represent commitments to pay and receive funds. Currency swaps involve the exchange of their respective rights to make or receive payments in specified currencies.


b.    Caps, Floors and Collars
The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar incorporates a cap and a floor in one transaction as described above.

c. Forward Foreign Exchange Contracts A forward foreign exchange contract is the purchase or sale of a foreign currency, on a specified date, at an exchange rate established before the currency's payment and delivery to hedge the currency exchange risk associated with its assets or obligations denominated in foreign currencies. Synthetic hedging is a technique utilizing forward foreign exchange contracts that is frequently employed by many of the Portfolios. It entails entering into a forward contract to sell a currency the changes in value of which are generally considered to be linked to a currency or currencies in which some or all of the Portfolio's securities are or are expected to be denominated, and buying U.S. dollars. There is a risk that the perceived linkage between various currencies may not be present during the particular time that a Portfolio is engaging in synthetic hedging. A Portfolio may also cross-hedge currencies by entering into forward contracts to sell one or more currencies that are expected to decline in value relative to other currencies to which the Portfolio has or expects to have exposure.



d.   Futures Contracts
A futures contract is an agreement to buy or sell a specific amount of a financial instrument at a particular price on a specified date. The futures contract obligates the buyer to purchase the underlying commodity and the seller to sell it. Losses from investing in futures transactions that are unhedged or uncovered are potentially unlimited. Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling an identical offsetting futures contract that cancels the original contract to make or take delivery. At times, the ordinary spreads between values in the cash and futures markets, due to differences in the character of these markets, are subject to distortions. The possibility of such distortions means that a correct forecast of general market, foreign exchange rate or interest rate trends may not produce the Portfolio's intended results.

e.    Options Contracts
An option is a contractual  right, but not an obligation,  to buy (call) or sell
(put) property that is guaranteed in exchange for an agreed upon sum. If the right is not exercised within a specified period of time, the option expires and the option buyer forfeits the amount paid. An option may be a contract that bases its value on the performance of an underlying bond. When a Portfolio writes a call option, it gives up the potential for gain on the underlying securities or currency in excess of the exercise price of the option during the period that the option is open. A put option gives the purchaser, in return for a premium, the right, for a specified period or time, to sell the securities or currency subject to the option to the writer of the put at the specified exercise price. The writer of the put option, in return for the premium, has the obligation, upon exercise of the option, to acquire the securities or currency underlying the option at the exercise price. A Portfolio might, therefore, be obligated to purchase the underlying securities or currency for more than their current market price.
         Risks: Hedging involves risks of imperfect correlation in price movements of the hedge and movements in the price of the hedged security. If interest or currency exchange rates do not move in the direction of the hedge, the Portfolio will be in a worse position than if hedging had not been employed. As a result, it will lose all or part of the benefit of the favorable rate movement due to the cost of the hedge or offsetting positions. Hedging transactions not entered into on a U.S. or foreign exchange may subject a Portfolio to exposure to the credit risk of its counterparty. Futures and Options transactions entail special risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related Portfolio position could create the possibility that losses will be greater than gains in the value of the Portfolio's position. Other risks include the risk that a Portfolio could not close out a futures or options position when it would be most advantageous to do so.


Short Sales
Short sales are transactions in which a Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. Short selling provides the Investment Adviser with flexibility to reduce certain risks of the Portfolio's holdings and increase the Portfolio's total return. To the extent that the Portfolio has sold securities short, it will maintain a daily segregated account, containing cash, U.S. Government securities or other liquid and unencumbered securities, at such a level that (a) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (b) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short.

         Risks: A short sale is generally used to take advantage of an anticipated decline in price or to protect a profit. A Portfolio will incur loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which Portfolio replaces the borrowed money. The amount of any loss will be increased by the amount of any premium or amounts in lieu of interest the Portfolio may be required to pay in connection with a short sale. Without the purchase of an option, the potential loss from a short sale is unlimited.



TBA (To Be Announced) Transactions In a TBA transaction, the type of mortgage-backed securities to be delivered is specified at the time of trade, but the actual pool numbers of the securities to be delivered are not known at the time of the trade. For example, in a TBA transaction, an investor could purchase $1 million 30 year FNMA 9's and receive up to three pools on the settlement date. The pool numbers to be delivered at settlement will be announced shortly before settlement takes place. Agency pass-through mortgage-backed securities are usually issued on a TBA basis. For each Portfolio, the Fund will maintain a segregated custodial account containing cash, U.S. Government securities or other liquid and unencumbered securities having a value at least equal to the aggregate amount of a Portfolio's TBA transactions.


         Risks:  The  value of the  security  on the
         date  of  delivery  may be  less  than  its
         purchase   price,   presenting  a  possible
         loss of asset value


When Issued and Forward Commitment Securities The purchase of a when issued or forward commitment security will be recorded on the date the Portfolio enters into the commitment. The value of the security will be reflected in the calculation of the Portfolio's net asset value. The value of the security on delivery date may be more or less than its purchase price. Generally, no interest accrues to a Portfolio until settlement. For each Portfolio, the Fund will maintain a segregated custodial account containing cash, U.S. Government securities or other liquid and unencumbered securities having a value at least equal to the aggregate amount of a Portfolio's when issued and forward commitments transactions.

         Risks:  The  value of the  security  on the
         date  of  delivery  may be  less  than  its
         purchase   price,   presenting  a  possible
         loss of asset value.


 GENERAL DESCRIPTION OF INVESTMENTS AND ASSOCIATED
                       RISKS



Asset-Backed Securities
Asset-backed  securities  are  secured  by or backed
by assets other than  mortgage-related  assets, such
as  automobile  and credit card  receivables.  These
securities  are  sponsored by such  institutions  as
finance   companies,    finance    subsidiaries   of
industrial    companies   and   investment    banks.
Asset-backed      securities     have     structural
characteristics     similar    to    mortgage-backed
securities,  however,  the underlying assets are not
first  lien  mortgage   loans  or   interests,   but
include assets such as:
a.        motor vehicle installment sale contracts,
b.        other installment sale contracts,
c.        leases  of  various   types  of  real  and
personal property, and
d.        receivables    from    revolving    credit
(credit card) agreements.

         Risks: Since the principal amount of asset-backed securities is generally subject to partial or total prepayment risk. If an asset-backed security is purchased at a premium or discount to par, a prepayment rate that is faster than expected will reduce or increase yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect on yield to maturity. These securities may not have any security interest in the underlying assets, and recoveries on the repossessed collateral may not, in some cases, be available to support payments on these securities.



Bank Obligations
Bank obligations are bank-issued securities. These instruments include, but are not limited to:


a.       Time Deposits,             e. Deposit Notes,                          h.  Variable Rate Notes,
b.       Certificates of Deposit,   f. Eurodollar Time  deposits,              i.  Loan Participations,
c.       Bankers' Acceptances,      g. Eurodollar Certificates of Deposit,     j.  Variable Amount Master Demand Notes,
d.       Bank Notes,                                                           k.  Yankee CDs, and
                                                                               l.  Custodial Receipts


         Risks:   Investing   in   bank   obligations
         exposes a Portfolio to risks associated with the banking industry such as interest rate and credit risks.


Brady Bonds
Brady Bonds are debt securities, issued or guaranteed by foreign governments in exchange for existing external commercial bank indebtedness. To date, over $154 billion (face amount) of Brady Bonds have been issued by the governments of thirteen countries, the largest proportion having been issued by Argentina,
Brazil, Mexico and Venezuela. Brady Bonds are either collateralized or uncollateralized, issued in various currencies (primarily the U.S. dollar), and are actively traded in the over-the-counter secondary market.

A Portfolio may invest in either collateralized or uncollateralized Brady Bonds. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on such bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at the time and is adjusted at regular intervals thereafter.

         Risks: Brady Bonds are generally issued to countries with developing capital markets or unstable governments and as such, are considered to be among the more risky international investments.


Convertible Securities
Convertible bonds or shares of convertible preferred stock are securities that may be converted into, or exchanged for, underlying shares of common stock, either at a stated price or stated rate. Convertible securities have general characteristics similar to both fixed income and equity securities.

         Risks: Typically, convertible securities are callable by the company, which may, in effect, force conversion before the holder would otherwise choose. If the issuer chooses to convert the security, this action could have an adverse effect on a Portfolio's ability to achieve its objectives.



Corporate Debt Instruments
Corporate bonds are debt instruments issued by private corporations. As creditors, bondholders have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. A Portfolio purchases corporate bonds subject to quality restraints. Commercial paper, notes and other obligations of U.S. and foreign corporate issuers must meet the Portfolio's credit quality standards (including medium-term and variable rate notes). A Portfolio may retain a downgraded corporate debt security if the Investment Adviser determines retention of such security to be in the Portfolio's best interests.

         Risks:    Investing   in   corporate    debt
         securities    subjects   a   Portfolio    to
         interest rate changes and credit risks.


Foreign Instruments

a.  Foreign Securities
Foreign securities are securities denominated in currencies other than the U.S. dollar and may be denominated in any single currency or multi-currency units. The Investment Adviser and the Sub-Adviser will adjust exposure of a Portfolio to different currencies based on their perception of the most favorable markets and issuers. In allocating assets among multiple markets, the Investment Adviser and the Sub-Adviser will assess the relative yield and anticipated direction of interest rates in particular markets, general market and economic conditions and the relationship of currencies of various countries to each other. In their evaluations, the Investment Adviser and the Sub-Adviser will use internal financial, economic and credit analysis resources as well as information obtained from external sources.



The Global and International Portfolios, other than Emerging Markets, will invest primarily in securities denominated in the currencies of the United States, Japan, Canada, Western European nations, New Zealand and Australia, as well as securities denominated in the European Currency Unit. Further, it is anticipated that such securities will be issued primarily by governmental and private entities located in such countries and by supranational entities. Portfolios will only invest in countries considered to have stable governments, based on the Investment Adviser's analysis of social, political and economic factors.



b.    Foreign    Government,     International    and
         Supranational Agency Securities
These securities include debt obligations issued or guaranteed by a foreign government or it's subdivisions, agencies and instrumentalities, international agencies and supranational entities.

         Risks:    Generally,    foreign    financial
         markets  have   substantially   less  volume
         than the  U.S.  market.  Securities  of many
         foreign  companies  are  less  liquid,   and
         their   prices   are  more   volatile   than
         securities    of     comparable     domestic
         companies.  Certain  Portfolios  may  invest
         portions  of  their  assets  in   securities
         denominated  in  foreign  currencies.  These
         investments  carry risks of  fluctuations of
         exchange   rates   relative   to  the   U.S.
         dollar.   Securities   issued   by   foreign
         entities  (governments,  corporations  etc.)
         may involve risks not  associated  with U.S.
         investments,   including   expropriation  of
         assets,   taxation,   political   or  social
         instability  and  low  financial   reporting
         standards--all of which may cause declines in investment returns.


c.   Emerging Markets Securities
Emerging markets securities are foreign securities issued from countries which are considered to be "emerging" or "developing" by the Morgan Stanley Composite Index (MSCI) or by the World Bank. Such emerging markets include all markets other than Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

         Risks: The risks of investing in foreign securities may be intensified when the issuers are domiciled or doing substantial business in emerging market countries or countries with developing capital markets. Security prices in emerging markets can be significantly more volatile than those in more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. Emerging market countries may have:



         a.    relatively unstable governments;                               d.    restrictions on foreign ownership;
         b.    present  the  risk  of  sudden  adverse   government           e.    prohibitions of repatriation of assets; or
               action;                                                        f.    less  protection  of property  rights than
         c.    nationalization of businesses;                                      more developed countries


         The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Transaction settlement procedures may be less reliable in emerging markets than in developed markets. Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements.



Illiquid Securities
Illiquid  securities  cannot be sold or  disposed  of
in the  ordinary  course  of  business  within  seven
days  for   approximately   the   value  at  which  a
Portfolio has valued the securities.  These include:
1.    securities    with    legal   or    contractual
     restrictions on resale,
2.    time   deposits,   repurchase   agreements  and
     dollar  roll   transactions   having  maturities
     longer than seven days, and
3. securities not having readily available market quotations. Although the Portfolios are allowed to invest up to 15% of the value of their net assets in illiquid assets (10% in the case of Money Market Pottfolios), it is not expected that any Portfolio will invest a significant portion of its assets in illiquid securities. The Investment Adviser monitors the liquidity of such restricted securities under the supervision of the Board of Directors.

A Portfolio may purchase  securities not registered  under the Securities Act of
1933 as amended, (the "1933 Act"), but which can be sold to qualified institutional buyers in accordance with Rule 144A under that Act. A Portfolio may also invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the 1933 Act (Section 4(2) paper). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. If a particular investment in Rule 144A securities, Section 4(2) paper or private placement securities is not determined to be liquid, that investment will be included within the 15% (or 10%) limitation on investment in illiquid securities. The Investment Adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors.

         Risks: Investing in illiquid securities presents the potential risks of tying up a Portfolio's assets at a time when liquidating assets may be necessary to meet debts and obligations.




Indexed Notes, Currency Exchange-Related Securities and Similar Securities These securities are notes, the principal amount of which and/or the rate of interest payable is determined by reference to an index. This index may be determined by the rate of exchange between the specified currency for the note and one or more other currencies or composite currencies.

         Risks:   Foreign  currency  markets  can  be
         highly  volatile  and are  subject  to sharp
         price   fluctuations.   A  high   degree  of
         leverage  is typical  for  foreign  currency
         instruments   in  which  a   Portfolio   may
         invest.


Inflation-Indexed Securities
Inflation-indexed securities are linked to the inflation rate from worldwide bond markets such as the U.S. Treasury Department's "inflation-protection" issues. The initial issues are ten year notes which are issued quarterly. Other maturities will be sold at a later date. The principal is adjusted for inflation (payable at maturity) and the semi-annual interest payments equal a fixed percentage of the inflation adjusted principal amount. The inflation adjustments are based upon the Consumer Price Index for Urban Consumers. These securities may be eligible for coupon stripping under the U.S. Treasury program. In addition to the U.S. Treasury's issues, inflation-indexed securities include inflation-indexed securities from other countries such as Australia, Canada, New Zealand, Sweden and the United Kingdom.

         Risks: If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Portfolios many also invest in other inflation related bonds that may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

         The U.S. Treasury has only recently begun issuing inflation-indexed bonds. As such, there is no trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop, although one is expected to continue to evolve. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Portfolio may be forced to liquidate positions when it would not be advantageous to do so. Finally, there can be no assurance that the Consumer Price Index for Urban Consumers will accurately measure the real rate of inflation in the price of goods and services.



Investment Companies
An  investment  company  is  an  investment  vehicle,
which,  for a  management  fee,  invests  the  pooled
funds of  investors  in  securities  appropriate  for
its  investment   objectives.   Two  basic  types  of
investment companies exist:
1. Open end funds: these funds have a floating number of outstanding shares and will sell or redeem shares at their current net asset value,
2. Closed end funds: these funds have a fixed number of outstanding shares that are traded on an exchange.

The  acquiring  company may not purchase or otherwise
acquire  securities  in the  acquired  company  (if a
load fund) if, immediately after the acquisition:
1.    the   acquiring   company   and   any   company
     controlled by it would own in the aggregate more than 3% of the total outstanding voting stock of the acquired company
2. securities issued by the acquired company would have an aggregate value exceeding 5% of the value of the total assets of the acquiring company; or
3. securities issued by the acquired company and all other investment companies would have an aggregate value in excess of 10% of the value of the acquiring company's total assets.

The acquiring company may not purchase or otherwise acquire securities in the acquired company (if no-load) if, immediately after the acquisition the acquiring company and any company controlled by it would own in the aggregate more than 3% of the total outstanding voting stock of the acquired company.

A Portfolio may invest in another Portfolio within the FFTW Funds, Inc. family. This is commonly referred to as cross-portfolio investing. Should such cross-portfolio investing occur, investors will not be double-charged advisory fees. The Portfolio in which it is directly invested will only charge investors an advisory fee.

         Risks: Generally, risks posed by a particular fund will mirror those posed by the underlying securities. A money market fund has the highest safety of principal, whereas bond funds are vulnerable to interest rate movements.





Mortgage-Backed Securities
Mortgage-backed     securities     are     securities
representing   ownership   interests   in,   or  debt
obligations   secured   entirely  or  primarily   by,
"pools" of residential  or commercial  mortgage loans
or      other       mortgage-backed       securities.
Mortgage-backed  securities  may  take a  variety  of
forms, the most common being:
1.    Mortgage-pass through securities issued by
     a.   the    Government     National     Mortgage
     Association (Ginnie Mae),
     b.   the Federal National  Mortgage  Association
     (Fannie Mae),
     c.   the    Federal    Home    Loan     Mortgage
     Corporation (Freddie Mac),
     d.   commercial   banks,    savings   and   loan
         associations,  mortgage  banks or by issuers
         that  are  affiliates  of  or  sponsored  by
         such entities,
2.    Collateralized   mortgage   obligations  (CMOs)
     which are debt obligations collateralized by such assets, and
3. Commercial mortgage-backed securities.



The Investment Adviser expects that new types of mortgage-backed securities may be created offering asset pass-through and asset-collateralized investments in addition to those described above by governmental, government-related and private entities. As new types of mortgage-related securities are developed and offered to investors, the Investment Adviser will consider whether it would be appropriate for such Portfolio to make investments in them.

CMOs are derivatives collateralized by mortgage pass-through securities. Cash flows from mortgage pass-through securities are allocated to various tranches in a predetermined, specified order. Each tranche has a stated maturity - the latest date by which the tranche can be completely repaid, assuming no prepayments - and has an average life the average of the time to receipt of a principal payment weighted by the size of the principal payment. The average life is typically used as a proxy for maturity because the debt is amortized, rather than being paid off entirely at maturity.



         Risks: A Portfolio may invest in mortgage-backed and other asset-backed securities carrying the risk of a faster or slower than expected prepayment of principal which may affect the duration and return of the security. Portfolio returns will be influenced by changes in interest rates. Changes in market yields affect a Portfolio's asset value since Portfolio debt will generally increase when interest rates fall and decrease when interest rates rise. Thus, interest rates have an inverse relationship with corresponding market values. Prices of shorter-term securities generally fluctuate less in response to interest rate changes than do longer-term securities.


Multi-National Currency Unit Securities or More Than One Currency Denomination Multi-national currency unit securities are tied to currencies of more than one nation. This includes the European Currency Unit--a "basket" consisting of specified currencies of the member states of the European Community (a Western European economic cooperative organization). These securities include securities denominated in the currency of one nation, although it is issued by a governmental entity, corporation or financial institution of another nation.

         Risks:         Investments         involving
         multi-national  currency  units are  subject
         to  changes  in  currency   exchange   rates
         which may  cause the value of such  invested
         securities  to  decrease   relative  to  the
         U.S. dollar.


Municipal Instruments
Municipal instruments are debt obligations issued by a state or local government entity. The instruments may support general governmental needs or special governmental projects. It is not anticipated that such instruments will ever represent a significant portion of any Portfolio's assets.

         Risks:      Investments     in     municipal
         instruments     are     subject    to    the
         municipality's   ability   to  make   timely
         payment.   Municipal  instruments  may  also
         be subject to bankruptcy protection should the municipality file for such protection.



Repurchase and Reverse Repurchase Agreements Under a repurchase agreement, a bank or securities firm (that is a dealer in U.S. Government Securities reporting to the Federal Reserve Bank of New York) or the Fund's Custodian agrees to sell U.S. Government Securities to a Portfolio and repurchase such securities from the Portfolio for an agreed price at a later date. Under a reverse repurchase agreement, a primary or reporting dealer in U.S. Government Securities purchases U.S. Government Securities from a Portfolio and the Portfolio agrees to repurchase the securities for an agreed price at a later date.

Each Portfolio will maintain a segregated custodial account for its reverse repurchase agreements. Until repayment is made, the segregated accounts may contain cash, U.S. Government Securities or other liquid, unencumbered securities having an aggregate value at least equal to the amount of such commitments to repurchase (including accrued interest). Repurchase and reverse repurchase agreements will generally be restricted to those maturing within seven days.

         Risks: If the other party to a repurchase and/or reverse repurchase agreement becomes subject to a bankruptcy or other insolvency proceeding, or fails to satisfy its obligations thereunder, delays may result in recovering cash or the securities sold, or losses may occur as to all or part of the income, proceeds or rights in the security.


Stripped Instruments
Stripped  instruments  are bonds,  reduced to its two
components:  its rights to receive periodic  interest
payments  (IOs)  and  rights  to  receive   principal
repayments   (POs).   Each  component  is  then  sold
separately.  Such instruments include:
a.    Municipal Bond Strips
b.    Treasury Strips
c.    Stripped Mortgage-Backed Securities

         Risks: POs do not pay interest, its return is solely based on payment of principal at maturity. Both POs and IOs tend to be subject to greater interim market value fluctuations in response to changes in interest rates. Stripped Mortgage-Backed Securities IOs run the risk of unanticipated prepayment which will decrease the instrument's overall return.



Total Return Swaps
A total return swap is an exchange of one security for another. Unlike a hedge swap, a total return swap is solely entered into as a derivative investment to enhance total return.

         Risks: A total return swap may result in a Portfolio obtaining an instrument, which for some reason, does not perform as well as the original swap instrument. Additionally, potential risks of default also exist on the part of the counterparty.


U.S. Government and Agency Securities and Government-Sponsored Enterprises/Federal Agencies U.S. Government and agency securities are issued by or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and supported by the full faith and credit of the United States. A Portfolio may also invest in other securities which may be issued by a U.S. Government-sponsored enterprise or federal agency, and supported either by its ability to borrow from the U.S. Treasury or by its own credit standing. Such securities do not constitute direct obligations of the United States but are issued, in general, under the authority of an Act of Congress. The universe of eligible securities in these categories include those sponsored by:
     a.   U.S. Treasury Department,
     b.   Farmer's Home Administration,
     c.   Federal Home Loan Mortgage Corporation,
     d.   Federal National Mortgage Association,
     e.   Student Loan Marketing Association, and
     f.   Government National Mortgage Association.


         Risks:  Investing  in  securities  backed by
         the  full  faith  and  credit  of  the  U.S.
         Government   are   guaranteed   only  as  to
         interest rate and face value at maturity, not its current market price.


Warrants
A warrant is a corporate-issued option that entitles the holder to buy a proportionate amount of common stock at a specified price. Warrants are freely transferable and can be traded on the major exchanges.

         Risks: Warrants retain their value only so long as the stock retains its value.
         Typically, when the value of the stock drops, the value of the warrant drops.


Zero Coupon Securities
Zero coupon securities are sold at a deep discount from their face value. Such securities make no periodic interest payments, however, the buyer receives a rate of return by the gradual appreciation of the security, until it is redeemed at face value on a specified maturity date.

         Risks: Zero coupon securities do not pay interest until maturity and tend to be subject to greater interim market value fluctuations in response to interest rate changes rather than interest paying securities of similar maturities.




                 PORTFOLIO TURNOVER

Costs associated with Portfolio turnover have historically been and are expected to remain low relative to equity fund turnover costs. These anticipated Portfolio turnover rates are believed to be higher than the turnover experienced by most fixed income funds, due to the Investment Adviser's active management of duration and could, in turn, lead to higher turnover costs. High Portfolio turnover may involve greater brokerage commissions and transactions costs which will be paid by the Portfolio. In addition, high turnover rates may result in increased short-term capital gains.







               SHAREHOLDER INFORMATION


             DISTRIBUTION OF FUND SHARES

Shares of the Fund are distributed by Investors Capital, Inc. a branch office of AMT Capital pursuant to a Distribution Agreement dated as of May 29, 1998 between the Fund and AMT Capital. No fees are payable by the Fund pursuant to the Distribution Agreement, and AMT Capital bears the expense of its distribution activities.


                      PURCHASES

Portfolio shares, other than Emerging Markets, Global High Yield and Global Tactical Exposure may be purchased at each Portfolio's net asset value next determined after receipt of the order. Submitted orders should include a completed Account Application to AMT Capital Securities L.L.C. or Investors Capital Services, Inc. and federal funds must be wired to AMT Capital's "Fund Purchase Account" at Investors Bank & Trust Company (IBT) in Boston, Massachusetts. IBT serves as the Fund's transfer agent. With the exception of Emerging Markets, Global High Yield and Global Tactical Exposure Portfolios, the other six Portfolios continuously offer shares. Purchases of shares may be made Monday through Friday, except for the holidays declared by the Federal Reserve Banks of New York or Boston. At the present time, these holidays are: New Year's Day, Dr. Martin Luther King's Birthday, Presidents' Day, Memorial Day, Fourth of July, Labor Day, Columbus Day, Veterans Day, Thanksgiving, and Christmas.

Portfolio shares may be purchased directly from the Fund, or obtained by employing the services of an outside broker or agent. Such broker or agent may charge a fee for its services. The minimum initial investment in any Portfolio, if shares are purchased directly from the Fund, is $100,000; such minimum may be waived at the discretion of the Investment Adviser or AMT Capital. Subsequent investments or redemptions may be of any amount. Initial investments, if obtained through a broker or agent may be for amounts lower than $100,000. There are no loads nor 12b-1 fees imposed by the Fund.

Shares of Emerging Markets, Global High Yield, and Global Tactical Exposure Portfolios may be purchased only on the last Business Day of each month, and on any other Business Days approved by the Investment Adviser. Shares may be made at the net asset value on those days. Emerging Markets, Global High Yield, and Global Tactical Exposure Portfolios offer shares at a public offering price equal to the net asset value. The net asset value is determined on the last business day of each month and on any other business days in which the investment adviser approves a purchase.

Share purchases must be made by wire transfer of Federal funds. Subject to the above offering dates, initial share purchase orders are effective on the date AMT Capital or Investors Capital receive a completed Account Application Form (and other required documents) and Federal funds become available to the Fund in the Fund's account with the Transfer Agent as set forth below. The shareholder's bank may impose a charge to execute the wire transfer.

In order to purchase shares on a particular Business Day, subject to the offering dates described above, a purchaser must call Investors Capital at (800) 762-4848 [or within the City of New York, (212) 332-5211] prior to 4:00 p.m. Eastern time ("ET") to inform the Fund of the incoming wire transfer. Investors must clearly indicate which Portfolio is to be purchased. If Federal funds are received by the Fund that same day, the order will be effective on that day. If the Fund receives notification after 4:00 p.m. ET or if Federal funds are not received by the Transfer Agent, such purchase order shall be executed as of the date that Federal funds are received. Shares purchased will begin accruing dividends on the day Federal funds are received.



                                                    WIRING INSTRUCTIONS

To:                 Investors Bank & Trust Company, Boston, Massachusetts.
ABA Number:         011-0010438
Account Name:       AMT Capital Securities, L.L.C. - Purchase Account
Account Number:     933333333
Reference:          (Indicate Portfolio name)



                     REDEMPTIONS

All Fund shares (fractional and full) will be redeemed upon shareholder request. The redemption price will be the net asset value per share, determined once the Transfer Agent receives proper notice of redemption (as described below). In the case of the Global and International Portfolios, if notice of redemption is received by the Transfer Agent by 4:00 p.m. ET on any Business Day, the redemption will be effective. Payment will be made within seven calendar days, but generally two business days following receipt of such notice. If the notice is received on a day that is not a Business Day or after 4:00 p.m. ET the redemption notice will be deemed received as of the next Business Day.

Shares may be redeemed by employing the services of an outside broker or agent or may be redeemed directly from the Fund. Such broker or agent may charge a fee for its services. There are no loads nor 12b-1 fees imposed by the Fund. No charge is imposed by the Fund to redeem shares, however, a shareholder's bank may impose its own wire transfer fee for receipt of the wire. Redemptions may be executed by the Fund in any amount requested by the shareholder up to the amount the shareholder has invested in the Fund.


To redeem shares, a shareholder or any authorized agent (so designated on the Account Application
Form) must provide the Transfer Agent with:
1.    the dollar or share amount to be redeemed;
2. the account to which the redemption proceeds should be wired (this account will have been previously designated by the shareholder on its Account Application Form);
3.    the name of the shareholder; and
4.    the shareholder's account number.



Shares redeemed receive dividends declared up to and including the day, preceding the day of the redemption payment.


A shareholder may change its authorized agent or the account designated to receive redemption proceeds at any time by writing to the Transfer Agent with an appropriate signature guarantee. Further documentation may be required when deemed appropriate by the Transfer Agent.

A shareholder may request redemption by calling the Transfer Agent at (800) 247-0473. Telephone redemption is made available to shareholders of the Fund on the Account Application. The Fund or the Transfer Agent may employ procedures designed to confirm that instructions communicated by telephone are genuine. If the Fund does not employ such procedures, it may be liable for losses due to unauthorized or fraudulent instructions. The Fund or the Transfer Agent may require personal identification codes and will only wire funds through pre-existing bank account instructions. No bank instruction changes will be accepted via telephone.




In an attempt to reduce expenses, the Fund may redeem shares of any shareholder whose Portfolio account has a net asset value lower than $100,000. A shareholder's account may be involuntarily redeemed should the account value fall below minimum investment requirements. An involuntary redemption will not occur when drops in investment value are the sole result of adverse market conditions. The Fund will give 60 days prior written notice to shareholders whose shares are being redeemed to allow them to purchase sufficient additional shares of the applicable Portfolio to avoid such redemption. The Fund also may redeem shares in a shareholder's account as reimbursement for loss due to the failure of a check or wire to clear in payment of shares purchased.


          DETERMINATION OF NET ASSET VALUE

Portfolio net asset value is determined by: (1) adding the market value of all the Portfolio's assets, (2) subtracting all of the Portfolio's liabilities, and then (3) dividing by the number of shares outstanding and adjusting to the nearest cent. The net asset value is calculated by the Fund's Accounting Agent as of 4:00 p.m. ET on each Business Day for each Portfolio. 1. For all Portfolios other than Emerging
      Markets, Global High Yield and Global Tactical Exposure, net asset value is calculated by the Fund's Accounting Agent as of 4:00 p.m. ET on each Business Day.
2.    Emerging Markets,  Global High Yield and Global
      Tactical Exposure  Portfolios' net asset values
      are calculated by the Fund's  Accounting  Agent
      as of 4:00 p.m. ET on the last  Business Day of
      each  week  and  each   month,   on  any  other
      Business Days in which the  Investment  Adviser
      approves a purchase,  and on each  Business Day
      for which a redemption order has been placed.





                      DIVIDENDS

If desired, shareholders must request to receive dividends in cash (payable on the first business day of the following month) on the Account Application Form. Absent such notice, all dividends will be automatically reinvested in additional shares on the last business day of each month at the share's net asset value. In the unlikely event that a Portfolio realizes net short-or long-term capital gains (i.e., with respect to assets held more than one year), the Portfolio will distribute such gains by automatically reinvesting (unless a shareholder has elected to receive cash) them in additional Portfolio shares.

Net investment income (including accrued but unpaid interest, amortization of original issue and market discount or premium) of each Portfolio, other than Emerging Markets, Global High Yield and Global Tactical Exposure Portfolios will be declared as a dividend payable daily to the respective shareholders of record as of the close of each Business Day. The net investment income of Emerging Markets, Global High Yield and Global Tactical Exposure Portfolios will be declared payable to the respective shareholders of record as of the last Business Day of each month.

                    VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Director elections and other shareholder voting matters. Matters to be acted upon affecting a particular Portfolio (such as approval of the investment advisory agreement with the Investment Adviser or the submission of changes of fundamental Portfolio investment policy) require the affirmative vote of the Portfolio shareholders. The election of the Fund's Board of Directors and the approval of the Fund's independent auditors are voted upon by shareholders on a Fund-wide basis. The Fund is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Fund's or a Portfolio's operation and for the election of Directors under certain circumstances. Directors may be removed by shareholders at a special meeting. The directors shall call a special meeting of the Fund upon written request of shareholders owning at least 10% of the Fund's outstanding shares.


                 TAX CONSIDERATIONS

The following discussion is for general information only. An investor should consult with his or her own tax adviser as to the tax consequences of an investment in a Portfolio, including the status of distributions from each Portfolio under applicable state or local law.

Federal Income Taxes
Each active Portfolio currently qualifies and intends to continue to qualify as a regulated investment company (RIC) under the Internal Revenue Code of 1986, as amended. To be a RIC, a Portfolio must meet certain income, distribution and diversification requirements. In any year in which a Portfolio qualifies as a RIC while distributing all of its taxable income, and substantially all of its net tax-exempt interest income on a timely basis, the Portfolio generally will not pay U.S. federal income or excise tax. In any year a Portfolio fails to qualify as a RIC, the Portfolio will be subject to federal income tax in the same manner as an ordinary corporation and distributions to shareholders will be taxable as ordinary income to the extent of the earnings and profits of the Portfolio. Distributions in excess of earnings and profits will be treated as a tax-free return of capital, to the extent of a holder's basis in its shares, and any excess, as a long or short-term capital gain.

Each Portfolio will distribute all of its taxable income by automatically reinvesting such income in additional Portfolio shares and distributing those shares to its shareholders, unless a shareholder elects on the Account Application Form to receive cash payments for such distributions. Shareholders receiving distributions from the Fund in the form of additional shares will be treated for federal income tax purposes as receiving a distribution in an amount equal to the fair market value of the additional shares on the date of such a distribution.



Dividends a Portfolio pays from its investment company taxable income (including interest and net short-term capital gains) will be taxable to U.S. shareholders as ordinary income, whether received in cash or in additional Fund shares. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) are generally taxable to shareholders at the applicable long-term capital gains rates, regardless of how long they have held their Portfolio shares. If a portion of a Portfolio's income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the Portfolio may be eligible for the corporate dividends-received deduction.



A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Portfolio in October, November or December with a record date in any such month and paid by the Portfolio during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. Each Portfolio will inform shareholders of the amount and tax status of all amounts treated as distributed to them not later than 60 days after the close of each calendar year.

The foregoing discussion is only a brief summary of the important federal tax considerations generally affecting the Fund and its shareholders. As noted above, IRAs receive special tax treatment. No attempt is made to present a detailed explanation of the federal, state or local income tax treatment of the Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Fund should consult their tax advisers with specific reference to their own tax situation.



State and Local Taxes
A  Portfolio  may  be  subject  to  state,  local  or  foreign  taxation  in any jurisdiction in which the Portfolio may be deemed to be doing business. Portfolio distributions may be subject to state and local taxes. Portfolio distributions derived from interest on obligations of the U.S. Government and certain of its agencies, authorities and instrumentalities may be exempt from state and local taxes in certain states. Shareholders should consult their own tax advisers regarding possible state and local income tax exclusions for dividend portions paid by a Portfolio, which are attributable to interest from obligations of the U.S. Government, its agencies, authorities and instrumentalities.

                   FUND MANAGEMENT

                 BOARD OF DIRECTORS

The Fund's Board of Directors is responsible for the Fund's overall management and supervision. The Fund's Directors are Stephen P. Casper, John C Head III, Lawrence B. Krause, and Onder John Olcay. Additional information about the Directors and the Fund's executive officers may be found in the Statement of Additional Information under the heading "Management of the Fund - Board of Directors."



                 INVESTMENT ADVISER

Subject to the direction and authority of the Fund's Board of Directors, Fischer Francis Trees & Watts, Inc. serves as Investment Adviser to the Fund. The Investment Adviser continuously conducts investment research and is responsible for the purchase, sale or exchange of the Portfolio's assets. Organized in 1972, the Investment Adviser is registered with the Securities and Exchange Commission and is a New York corporation currently managing over $30 billion in assets for numerous fixed-income Portfolios. The Investment Adviser currently advises over 100 major institutional clients including banks, central banks, pension funds and other institutional clients. The average size of a client relationship with the Investment Adviser is in excess of $200 million. The Investment Adviser also serves as the sub-adviser to three portfolios of two other open-end management investment companies. The Investment Adviser's offices are located at 200 Park Avenue, New York, New York 10166. The Investment Adviser is directly wholly-owned by Charter Atlantic Corporation, a New York corporation.


               INVESTMENT SUB-ADVISER

Fischer Francis Trees & Watts, a corporate partnership organized under the laws of the United Kingdom and an affiliate of the Investment Adviser, is the foreign sub-adviser to the Global and International Portfolios. Organized in 1989, the Sub-Adviser is a U.S.-registered investment adviser and currently manages approximately $6 billion in multi-currency fixed-income portfolios for institutional clients. The Investment Adviser pays the Sub-Adviser monthly from its advisory fee. The Sub-Adviser's annual fee is equal to the advisory fee for each of the Global and International Portfolios. The Sub-Adviser's offices are located at 3 Royal Court, The Royal Exchange, London, EC 3V 3RA. The Investment Sub-adviser is directly or indirectly wholly-owned by Charter Atlantic Corporation, a New York corporation.



                 PORTFOLIO MANAGERS

Liaquat Ahamed,  Managing  Director of the Global and
International  Portfolios.  Mr.  Ahamed  joined  FFTW
in 1988 after nine years with the World  Bank,  where
he  was in  charge  of all  investments  in  non-U.S.
dollar  government  bond  markets.  Mr.  Ahamed  also
served  as  an  economist   with  senior   government
officials   in   the    Philippines,    Korea,    and
Bangladesh.  He has a B.A. in economics  from Trinity
College,   Cambridge   University   and  an  A.M.  in
economics from Harvard University.

Simon G. Hard,  General  Manager  of the  Sub-Adviser
of  the  Global  and  International  Portfolios.  Mr.
Hard   joined  FFTW  in  1989  from   Mercury   Asset
Management,   the   investment   affiliate   of  S.G.
Warburg  &  Co.,  Ltd.  His  responsibilities   there
included   the   formulation   of  global   bond  and
currency investment  policies,  and the management of
interest  rate and  currency  exposures of the firm's
specialist  non-dollar   portfolios.   Mr.  Hard  was
previously  first vice  president  and London  branch
manager of Julius Baer  Investment  Management,  Inc.
Mr.  Hard has an MA in modern  history  from  Lincoln
College,  Oxford  University  and  an  Mphil  in  the
history  and   philosophy  of  science  from  Wolfson
College, Cambridge University.





                    ADMINISTRATOR

Pursuant to an Administration Agreement dated May 29, 1998, Investors Capital serves as the Fund's Administrator. Investors Capital assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund other than investment advisory activities, including: custodial, transfer agent, dividend disbursing, accounting, auditing, compliance and related services.

The Fund pays Investors Capital a monthly fee at an annual rate of 0.07% of the Fund's average daily net assets on the first $350 million, 0.05% thereafter up to $2 billion, 0.04% thereafter up to $5 billion, and 0.03% on assets over $5 billion. The Fund also reimburses Investors Capital for certain costs. In addition, the Fund has agreed to pay Investors Capital an incentive fee for reducing a Portfolio expense ratio of one or more of the Fund's Portfolios below a specified expense ratio. The maximum incentive fee is 0.02% of the average daily net assets of a Portfolio.





             POTENTIAL YEAR 2000 PROBLEM

Like other mutual funds, financial and business organizations and individuals around the world, the Fund could be affected adversely if the computer systems used by the Investment Advisor, Administrator and/or other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The advisor and administrator are taking steps that they believe are reasonably designed to address the Year 2000 Problem with respect to their computer systems and in obtaining reasonable assurances that comparable steps are being taken by the Fund's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund nor can there be any assurance that the Year 2000 Problem will not have an adverse effect on the companies whose securities are held by the Fund or on global markets or economies, generally.


                      THE EURO

The European Economic and Monetary Union has established a single currency, the Euro Currency ("Euro") that will replace the national currency of certain European countries effective January 1, 1999. Computer systems and applications must be adapted in order to be able to process Euro sensitive information accurately beginning in 1999. Should any of the computer systems employed by the Fund's major service providers fail to process Euro related information properly, that could have a significant negative impact on the Fund's operations and the services that are provided to the Fund's shareholders. In addition, to the extent that the operations of issuers of securities held by the Fund are impaired by the Euro problem, or prices of securities held by the Fund's decline as a result of real or perceived problems relating to the Euro, the value of the Fund's shares may be materially affected.

With respect to the Euro, the Board of Directors of the Fund has been advised that the Custodian has established a project team to assess changes that will be required in connection with the introduction of the Euro. The Custodian reports that its project team has assessed all systems, including those developed or managed internally, as well as those provided by vendors, in order to determine the modifications that will be required to process accurately transactions denominated in Euro after 1998. At this time, the Custodian expects that the required modifications for the introduction of the Euro will be completed and tested before the end of 1998. The Custodian believes that the costs associated with resolving this issue will not have a material adverse effect on its operations or on its ability to provide the level of services it currently provides to the Fund. As of the date of this Prospectus, the Fund has no reason to believe that the Custodian will be unable to achieve these goals.



                   CONTROL PERSON

As of August 31, 1998, Fischer Francis Trees & Watts, Inc. had discretionary investment advisory agreements with shareholders of the Fund representing 78.4% of the Fund's total net assets and therefore, may be deemed a control person.


           CUSTODIAN AND ACCOUNTING AGENT

Investors  Bank  &  Trust  Company,  P.O.  Box  1537,
Boston,  Massachusetts  02205-1537,  is Custodian and
Accounting Agent for the Fund.


       TRANSFER AND DIVIDEND DISBURSING AGENT

Investors Bank & Trust Company, P.O. Box 1537, Boston, Massachusetts 02205-1537, is Transfer Agent for the shares of the Fund, and Dividend Disbursing Agent for the Fund.


                    LEGAL COUNSEL

Dechert  Price  &  Rhoads,  1775  Eye  Street,  N.W.,
Washington, D.C. 20005-2401, is legal counsel for the Fund.


                INDEPENDENT AUDITORS

Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, is the independent auditor for the Fund. Ernst & Young LLP also renders accounting services to the Investment Adviser.


                SHAREHOLDER INQUIRIES

Fund inquiries may be made by writing to Investors Capital Services, Inc. 600 Fifth Avenue 26th Floor, New York, New York 10020 or by calling Investors Capital at (800) 762-4848 [or (212) 332-5211, if within New York City].








                              FFTW FUNDS, INC.

          200 Park Avenue, 46th Floor, New York, New York 10166 (212) 681-3000



                                     Distributed by:
                Investors Capital Services, Inc., ("Investors Capital")
                               a branch office of
                 AMT Capital Securities, L.L.C. ("AMT Capital")
                                600 Fifth Avenue
                               New York, NY 10020
                                 (212) 332-5211



-------------------------------------------------------------------------------
                       STATEMENT OF ADDITIONAL INFORMATION
-------------------------------------------------------------------------------


                 September 11, 1998
          (Supplemented December 10, 1998)

FFTW  Funds,   Inc.   (the   "Fund")  is  a  no-load,
open-end  management  investment  company  managed by
Fischer   Francis   Trees   &   Watts,    Inc.   (the
"Investment  Adviser").  The Fund currently  consists
of  twenty-one   portfolios   (each  a   "Portfolio")
grouped in two Prospectuses as described below:



           U.S. Portfolios Prospectus                             Global and International Portfolios Prospectus
-------------------------------------------------         ---------------------------------------------------------------
                  Money Market                                               Global Tactical Exposure
                 Mortgage LIBOR                                                     Worldwide
                U.S. Short-Term                                                  Worldwide-Hedged
                Limited Duration                                                  International
                Mortgage-Backed                                            International Opportunities
                  Asset-Backed                                               International Corporate
                   High Yield                                                    Emerging Markets
             Enhanced Equity Market                                             Global High Yield
                 U.S. Treasury                                                  Inflation-Indexed
                 U.S. Corporate                                              Inflation-Indexed Hedged
                  Broad Market


This Statement of Additional Information is not a prospectus and should be read in conjunction with each Portfolio's Prospectus dated September 11, 1998 (Supplemented December 10, 1998). The two Prospectuses have been filed with the Securities and Exchange Commission and can be obtained, without charge, by calling or writing Investor's Capital. This Statement of Additional Information incorporates by reference the Prospectus.




                                    CONTENTS


                                                                         Page
    Overview of the Fund                                                    3
         History of the Fund                                                3
         Organization of the Fund                                           3
         Management of the Fund                                             3
         Principal Securities Holders                                       8
         Distribution of Fund Shares                                       12
    Money Market Minimum Credit ratings for Allowable Investments          12
    Supplemental Investment Information                                    12
         Supplemental Descriptions of Investments                          12
         Supplemental Descriptions of Investment Techniques                16
         Supplemental Discussion of Risks Associated with the fund's
         Investment Policies and                                           17
              Investment Techniques
         Supplemental Hedging Techniques                                   19
         Investment Restrictions                                           26
         Portfolio Transactions                                            28
    Supplemental Tax Considerations                                        29
    Shareholder Information                                                33
    Calculation of Performance Data                                        33
    Financial Statements                                                   36
    Appendix                                                               36
         Merrill Lynch 1-2.99 Year Treasury Index                          36
         Quality Rating Descriptions                                       36



                OVERVIEW OF THE FUND

                                                 HISTORY OF THE FUND

From its inception on February 23, 1989 to September 27, 1989, Fund's name was "FFTW Institutional Reserves Fund, Inc." The Fund commenced operations on December 6, 1989. From September 27, 1989 to July 22, 1991 the Fund's name was "FFTW Reserves, Inc." On July 22, 1991 the Fund's name was changed to its present name, "FFTW Funds, Inc." The U.S. Short-Term Portfolio commenced operations on December 6, 1989, Worldwide Portfolio commenced operations on April 15, 1992 and Worldwide-Hedged Portfolio commenced operations on May 19, 1992. These Portfolios were called the Short-Term Series (and prior to September 18, 1991 as FFTW Institutional Reserves Fund), Worldwide Series and Worldwide Hedged Series, respectively. The Board of Directors recently approved a name change for several Portfolios, eliminating "Fixed Income" from their name. Effective September 11,1998, the name of the International-Hedged Portfolio was changed to the Global Tactical Exposure Portfolio, the name of the Stable Return Portfolio was changed to Limited Duration Portfolio and the name of the Mortgage Total Return Portfolio was changed to Mortgage-Backed Portfolio.

                                              ORGANIZATION OF THE FUND

Stock Issuance
The Fund's authorized capital stock consists of 5,000,000,000 shares, each with $.001 par value. Each Portfolio has been allocated 200,000,000 shares, with 800,000,000 shares unallocated.

Shareholder Voting
Each Portfolio's shares have equal voting rights--all shareholders have one vote for each share held. All issued and outstanding shares are fully paid and non-assessable, transferable, and redeemable at net asset value at the shareholder's option. Shares have no preemptive or conversion rights.

The Fund's shares have non-cumulative voting rights. Thus, in a Board of Directors election, shareholders holding more than 50% of the voting shares can elect 100% of the Directors if they choose to do so. In such event, the holders of the remaining voting shares (less than 50%) will be unable to elect any person or persons to the Board of Directors.

Cross Portfolio Liability
No Portfolio of the Fund shall be liable for the obligations of any other Portfolio.


               MANAGEMENT OF THE FUND

Board of Directors and Officers
The Fund is managed by its Board of Directors. The individuals listed below are the officers and directors of the Fund. An asterisk (*) placed next to the name of each director means the director is an "interested person" of the Fund. Such term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), by virtue of his affiliation with the Fund or the Investment Adviser.

John C Head III, Fund Director
1330 Avenue of the Americas, New York, New York Mr. Head has been a Managing Member of Head & Company L.L.C. since 1987. He is Chairman of the Board of ESG Re Limited and a Director of PartnerRe Ltd., Kiln Capital plc and other private companies.

Lawrence B. Krause, Fund Director
University  of  California - San Diego  ("UCSD"),  La
Jolla,  CA. Mr.  Krause is a member of the  Editorial
Advisory  Board of the Political  Science  Quarterly,
a member of the  Council  on Foreign  Relations,  and
Vice-Chairman  of the  U.S.  National  Committee  for
Pacific  Economic  Cooperation.  In  December,  1990,
he was  selected  as the first  holder of the Pacific
Economic  Cooperation  Chair  at UCSD.  In 1989,  Mr.
Krause  became the  Director,  Korea-Pacific  Program
at UCSD.  In 1988,  he was named  Coordinator  of the
Pacific  Economic  Outlook  Project  for the  Pacific
Economic  Cooperation  Conference.   Mr.  Krause  was
the first appointment to the new Graduate School of International Relations and Pacific Studies at UCSD and joined the faculty as a professor on January 1, 1987. From 1969 - 1986 Mr. Krause was a senior fellow of the Brookings Institution. Mr. Krause is also an author of numerous publications.

*Onder John Olcay, Fund Chairman of the Board
200 Park  Avenue,  New York,  NY. Mr.  Olcay has been
a   shareholder   and   Managing   Director   of  the
Investment Adviser for the last six years.

*Stephen P. Casper,  Fund Director
200 Park  Avenue,  New York,  NY Mr.  Casper has been
a   shareholder   and   Managing   Director   of  the
Investment    Adviser   since   December   1991.   In
addition,  Mr.  Casper  has been the Chief  Financial
Officer  of the  Investment  Adviser  since  February
1990.  From  March 1984  through  January  1990,  Mr.
Casper was Treasurer of Rockefeller & Company, a registered investment adviser.

Carla E. Dearing,  Fund Assistant Treasurer
600 Fifth Avenue, New York, NY. Ms. Dearing serves as President and Director of Investors Capital.
Ms.  Dearing  was a former Vice  President  of Morgan
Stanley & Co., where she worked from June 1984 to August 1986 and from November 1988 to January 1992.

William E. Vastardis, Fund Secretary and Treasurer 600 Fifth Avenue, New York, NY. Mr. Vastardis serves as Managing Director and Head of Fund Administration for Investors Capital. Prior to his employment at Investors Capital, Mr. Vastardis served as Vice President and head of the Vanguard Group Inc.'s private label administration unit for seven years, after working six years in Vanguard's fund accounting operations.


No employee of the Investment Adviser nor Investors Capital receives compensation from the Fund for acting as an officer or director of the Fund. The Fund pays each director who is not a director, officer or employee of the Investment Adviser or Investors Capital or any of their affiliates, a fee of $1,000 for each meeting attended, and each of the Directors receive an annual retainer of $20,000 which is paid in quarterly installments.

                                             Director's Compensation Table
                                          Fiscal Year Ended December 31, 1997


--------------------------- --------------------------- ---------------------- ---------------- --------------------------
         Director             Aggregate Compensation         Pension or           Estimated      Total Compensation From
                                 From Registrant         Retirement Benefits       Annual          Registrant and Fund
                                                         Accrued As Part of     benefits Upon   Complex Paid to Directors
                                                            Fund Expenses        Retirement
--------------------------- --------------------------- ---------------------- ---------------- --------------------------
--------------------------- --------------------------- ---------------------- ---------------- --------------------------
Stephen P. Casper                                   $0                     $0               $0                         $0
--------------------------- --------------------------- ---------------------- ---------------- --------------------------
--------------------------- --------------------------- ---------------------- ---------------- --------------------------
John C Head III                                $20,000                     $0               $0                    $20,000
--------------------------- --------------------------- ---------------------- ---------------- --------------------------
--------------------------- --------------------------- ---------------------- ---------------- --------------------------
Lawrence B. Krause                             $20,000                     $0               $0                    $20,000
--------------------------- --------------------------- ---------------------- ---------------- --------------------------
--------------------------- --------------------------- ---------------------- ---------------- --------------------------
Paul Meek                                      $20,000                     $0               $0                    $20,000
--------------------------- --------------------------- ---------------------- ---------------- --------------------------
--------------------------- --------------------------- ---------------------- ---------------- --------------------------
Onder John Olcay                                    $0                     $0               $0                         $0
--------------------------- --------------------------- ---------------------- ---------------- --------------------------
--------------------------- --------------------------- ---------------------- ---------------- --------------------------
Stephen J. Constantine                              $0                     $0               $0                         $0
--------------------------- --------------------------- ---------------------- ---------------- --------------------------


By virtue of the responsibilities assumed by the Investment Adviser and Investors Capital and their affiliates under their respective agreements with the Fund, the Fund itself requires no employees in addition to its officers.

Directors and officers of the Fund collectively owned less than 1% of the Fund's outstanding shares as of June 30, 1998.

Investment Adviser and Sub-Adviser Agreements The Fund has two sets of advisory agreements, one agreement covering the three Portfolios: U.S. Short-Term, Worldwide and Worldwide-Hedged, and eighteen others, one for each of the remaining Portfolios. The Fund also has two sets of sub-advisory agreements, one covering Worldwide and Worldwide-Hedged Portfolios, and eight others, one for each of the remaining Global and International Portfolios.

Pursuant to their terms, the advisory agreements between the Fund and the Investment Adviser (the "Advisory Agreements") and the sub-advisory agreements (the "Sub-Advisory Agreements") between the Investment Adviser and its affiliate Fischer Francis Trees & Watts (the "Sub-Adviser"), remain in effect for two years following their date of execution. Thereafter, such agreements will automatically continue for successive annual periods. Continuance thereafter, is specifically approved at least annually. Continuance is voted on by the Board of Directors or the vote of a Portfolio's "majority" (as defined in the 1940 Act) of outstanding voting shares as a single class, provided, that in either event, the continuance is also approved by: a. at least a majority of the Board of Directors who are not "interested  persons" (as defined in
     the 1940 Act) of the Fund,
b.    the Investment Adviser, or
c.    the  Sub-Adviser  by vote  cast in  person at a
     meeting  called  for the  purpose  of  voting on
     such approval.
The following table highlights the dates in which the Advisory Agreements were last approved by the Board of Directors and by the Portfolio's public shareholders:



                     Last Advisory Agreement Approval Dates

             U.S. Portfolios                         Last Board Approval                 Last Shareholder Approval
              Money Market                                 2/1/98                                 1/21/97
             Mortgage LIBOR                                7/7/98                                  9/8/98
            U.S. Short -Term                               2/1/98                                  4/3/91
            Limited Duration                               2/1/98                                 2/18/93
             Mortgage-Backed                               2/1/98                                  1/2/96
              Asset-Backed                                 7/7/98                                  9/8/98
               High Yield                                  7/7/98                                  9/8/98
         Enhanced Equity Market                            7/7/98                                  9/8/98
              U.S. Treasury                                2/1/98                                 1/21/97
             U.S. Corporate                                7/7/98                                  9/8/98
              Broad Market                                 2/1/98                                 1/21/97


   Global and International Portfolios               Last Board Approval                 Last Shareholder Approval
        Global Tactical Exposure                           2/1/98                                 2/18/93
                Worldwide                                  2/1/98                                 12/31/92
            Worldwide-Hedged                               2/1/98                                 12/31/92
              International                                2/1/98                                 2/18/93
       International Opportunities                         7/7/98                                  9/8/98
         International Corporate                           7/7/98                                  9/8/98
            Emerging Markets                               2/1/98                                 1/21/97
            Global High Yield                              7/7/98                                  9/8/98
            Inflation-Indexed                              2/1/98                                 1/21/97
        Inflation-Indexed Hedged                           2/1/98                                 1/21/97

The following table highlights the dates in which the Sub-Advisory Agreements were last approved by the Board of Directors and by a majority of shareholders.

                   Last Sub-Advisory Agreement Approval Dates

   Global and International Portfolios               Last Board Approval                 Last Shareholder Approval
        Global Tactical Exposure                           2/11/98                                2/18/93
                Worldwide                                  2/11/98                                12/31/92
            Worldwide-Hedged                               2/11/98                                12/31/92
              International                                2/11/98                                2/18/93
       International Opportunities                         7/7/98                                  9/8/98
         International Corporate                           7/7/98                                  9/8/98
            Emerging Markets                               2/11/98                                1/21/97
            Global High Yield                              7/7/98                                  9/8/98
            Inflation-Indexed                              2/11/98                                1/21/97
        Inflation-Indexed Hedged                           2/11/98                                1/21/97


Each   Advisory   and   Sub-Advisory   Agreement   is
terminable without penalty:
a. on not less than 60 days' notice by the Board of Directors;
b. by a vote of the holders of a majority of the relevant Portfolio's outstanding shares voting as a single class; or
c. upon not less than 60 days' notice by the Investment Adviser or the Sub-Adviser.
Each Advisory and Sub-Advisory Agreement will terminate automatically in the event of its "assignment" (as defined in the 1940 Act).

Adviser's/Sub-Adviser's Payment of Fund Expenses
The Investment Adviser pays all of its expenses arising from its performance obligations pursuant to the Advisory Agreements, including:
a. all executive salaries and expenses of the Fund's directors,
b.    officers employed by the Investment Adviser, or
c.    its affiliates and office rent of the Fund.

The Investment Adviser will pay all of the fees payable to its affiliate as Sub-Adviser. The Sub-Adviser pays all of its expenses arising from the performance of its obligations under the Sub-Advisory Agreements.

Fund's Payment of Fund Expenses
Subject to the expense reimbursement provisions described in the Prospectus under "Fund Expenses," other expenses incurred in the operation of the Fund are borne by the Fund, including, without limitation:



      a.    investment advisory fees,                         j.    expenses of printing and distributing reports to
                                                                   shareholders,
      b.    brokerage commissions,                            k.    notices and proxy materials to existing shareholders,
      c.    insurance premiums and extraordinary expenses     l.    expenses of printing and filing reports and other
           such as litigation expenses,                            documents filed with governmental agencies,
      d.    fees and expenses of independent attorneys,       m.    expenses of annual and special shareholders' meetings,
      e.    auditors,                                         n.    membership dues in the Investment Company Institute,
      f.    custodians,                                       o.    interest,
      h.    administrators,                                   p.    fees and expenses of directors of the Fund who are not
      i.    expenses of registering and qualifying shares          employees of the Investment Adviser or its affiliates.
            of the
            Fund under federal and state laws and
           regulations,


Portfolio's Payment of Fund Expenses Fund expenses directly attributable to a Portfolio are charged to that Portfolio; other expenses are allocated proportionately among all the Portfolios in relation to their net assets. As compensation (subject to expense caps as described under "Portfolio Operating Expenses" in the Prospectus) for the services rendered by the Investment Adviser under the Advisory Agreements, each Portfolio pays the Investment Adviser a monthly advisory fee (U.S. Short Term, Worldwide and Worldwide-Hedged Portfolios pay their fees quarterly) which is calculated by applying the following annual percentage rates to such Portfolio's average daily net assets for the month (quarter):



         --------------------------------------------------- -------------------------------------------------------
              U.S. Portfolios                                         Global and International Portfolios
              Rates                                                                  Rates
         --------------------------------------------------- -------------------------------------------------------
         --------------------------------------------------- -------------------------------------------------------
              Money Market                   0.10%                     Global Tactical Exposure*** 0.10%
              Mortgage LIBOR                 0.30%                              Worldwide 0.40%
              U.S. Short Term*               0.15%                        Worldwide-Hedged **** 0.30%
              Limited Duration               0.35%                            International 0.40%
              Mortgage-Backed**             0.10%                      International Opportunities 0.40%
              Asset-Backed                   0.10%                       International Corporate 0.10%
              High Yield                     0.40%                           Emerging Markets 0.75%
              Enhanced Equity Market        0.35%                           Global High Yield 0.50%
              U.S. Treasury                  0.30%                          Inflation-Indexed 0.40%
              U.S. Corporate                 0.10%                       Inflation-Indexed Hedged 0.40%
              Broad Market                   0.30%
         --------------------------------------------------- -------------------------------------------------------


* Effective March 1, 1996, the Investment Adviser has voluntarily lowered the advisory fee from 0.30%.
** Effective October 1, 1997, the Investment
Adviser has voluntarily lowered the advisory fee from 0.35%.
*** Effective September 1, 1997 the Investment Adviser has voluntarily lowered the advisory fee from 0.40%. **** Effective July 1, 1995, the Investment Adviser has voluntarily lowered the advisory fee from 0.40%.

For the years ended December 31, 1997, December 31, 1996 and December 31, 1995, the amount of advisory fees (net of waivers and reimbursements) paid by each Portfolio were as follows:



------------------------------------ ---------------------------- ----------------------------- -----------------------------
          Portfolio Name              Year Ended Dec. 31, 1997      Year Ended Dec. 31, 1996      Year Ended Dec. 31, 1995
------------------------------------ ---------------------------- ----------------------------- -----------------------------
                                 U.S. Portfolios
------------------------------------ ---------------------------- ----------------------------- -----------------------------
           Money Market                      $     7,718             $             0              $             0
          U.S. Short-Term                        598,652                     607,871                      867,461
         Limited Duration                         10,639                       1,711                            0
        Mortgage-Backed (1)                    1,286,506                     126,822                          N/A
-----------------------------------------------------------------------------------------------------------------------------
                       Global and International Portfolios
------------------------------------ ---------------------------- ----------------------------- -----------------------------
   Global Tactical Exposure (3)                  500,355                     180,065                       52,860
             Worldwide                           308,466                     334,929                       46,819
         Worldwide-Hedged                        112,750                       1,647                            0
         International (2)                       136,714                      12,322                          N/A
       Emerging Markets (4)                      191,177                         N/A                          N/A


(1)   Commencement of operations was April 29, 1996.
(2)   The Portfolio was fully  liquidated on December
     30,  1994,   and   recommenced   operations   on
     September 14, 1995
(3)   Commencement of operations was May 9, 1996.
(4)   Commencement of operations was August 12, 1997.



Administration Agreement

Pursuant to its terms, the Administration Agreement between the Fund and Investors Capital, a Delaware corporation, will automatically continue for successive annual periods subject to the approval of the Fund's Board of Directors. Investors Capital provides for, or assists in, managing and supervising all aspects of, the general day-to-day business activities and operations of the Fund other than investment advisory activities, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

            PRINCIPAL SECURITIES HOLDERS

                             Money Market Portfolio

As of August 31, 1998 the following persons held 5% or more of the outstanding shares, Common Stock, $.001 per share, as beneficial owners:

Name and Address of Beneficial Owner:                   Percent of Portfolio:

Cooper Industries, Inc. 1001 Fannin Street,
First City Tower Suite 3900, PO Box 4446, Houston, TX         65.64%
77210

Rockdale Health Systems, c/o Fischer Francis Trees
& Watts, Inc. 200 Park Avenue New York, NY 10166              32.18%


                                               U.S. Short-Term Portfolio

As of August 31, 1998 the following persons held 5% or more of the outstanding shares, Common Stock, $.001 per share, as beneficial owners:

Name and Address of Beneficial Owner:                   Percent of Portfolio:

Pacific Gas & Electric Co. Short-Term Liquidity
Portfolio, 3720 Pgec/O State Street Bank &
Trust, One Enterprise Drive, N Quincy, MA 021710000              21.48%

RJR  Nabisco- Defined Benefit Benefit Plan, Wachovia
Bank Na Ttee, PO Box 3099, Winston-Salem, NC 27150               12.11%


General Motors Employees Global Group Pension Trust,
c/o Fischer Francis Trees & Watts, Inc.                          11.88%
200 Park Avenue 46th Floor, New York, NY 10166

Monsanto Co. Master Trust, c/o Fischer Francis Trees &
Watts, Inc. 200 Park Avenue 46th Floor,                           8.17%
New York, NY 10166

The Dow Chemical Company Employees Retirement Plan,
DORINCO 100  Midland,  MI 48674                                   5.83%

                                                Stable Return Portfolio

As of August 31, 1998 the following persons held 5% or more of the outstanding shares, Common Stock, $.001 per share, as beneficial owners:

Name and Address of Beneficial Owner                    Percent of Portfolio

Sprint Short Intermediate 2330 Shawnee
Mission Parkway, Westwood, KS 662052005                             45.34%

Rockdale Health Systems, c/o Fischer Francis Trees &
Watts, Inc. 200 Park Avenue, New York, NY  10166                    23.16%


Mars Deferred Compensation Plan, Barclays Global Investors Tr,
Fbo Mars Deferred Compensation Plan                                 17.03%
Stable Value Master Fund, 800 Scudders Mill Road Section 2B,
Plainsboro, NJ 08536

Corporation For Supportive Housing 342 Madison
Avenue Suite 505, New York, NY 10173                                 9.70%

                                               Mortgage-Backed Portfolio

As of August 31, 1998 the following persons held 5% or more of the outstanding shares, Common Stock, $.001 per share, as beneficial owners:

Name and Address of Beneficial Owner                     Percent of Portfolio

Ford Motor Co., Dingle & Co., Fbo Ford Motor Co.
c/o Comercia Bank PO Box 75000, Detroit, MI 48275                    35.25%
International Bank For Reconstruction And Development
Retirement Staff, Benefits Plan c/o Fischer                           9.34%
Francis Trees & Watts, Inc. 200 Park Avenue 46th Floor,
New York , NY 10166

Harbor Capital Group Trust For Defined Benefit Plans,
c/o Fischer Francis Trees & Watts, Inc. 200                            8.08%
Park Avenue 46th Floor, New York, NY 10166

Corning Master Trust Aggregate Portfolio
c/o Fischer Francis Trees & Watts, Inc. 200 Park Avenue                7.47%
46th Floor, New York, NY 10166

International Bank For Reconstruction and Development Staff
Retirement Plan, c/o Fischer Francis                                   7.38%
Trees & Watts, Inc. 200 Park Avenue 46th Floor, New York, NY 10166

Bull HN Information Systems, Inc - Retirement Aggregate,
State Street Bank & Trust Co. Tr , Fbo                                 6.64%
Bull Hn Information Systems, Inc. Retirement/Aggregate,
1 Enterprise Drive SW 5C, North Quincy, MA 02171

Monsanto-Defined Contribution & Employees Stock Plan,
The Northern Trust Co. Tr, U/A Dtd 4/1/93                              5.37%
Fbo Monsanto Defined Contribution and Employee
Stock Ownership Trust, PO Box 92956 (22-33706)
Chicago, IL 60675


                       Global Tactical Exposure Portfolio

As of August 31, 1998 the following persons held 5% or more of the outstanding shares, Common Stock, $.001 per share, as beneficial owners:

Name and Address of Beneficial Owner:                  Percent of Portfolio:
-------------------------------------                  ---------------------
Ford Motor Co. Dingle & Co. c/o Comercia Bank,
PO Box 75000, Detroit, MI 482753446                       45.62%

Harbor Capital Group Trust For Defined Benefit Plans,
c/o Fischer Francis Trees & Watts, Inc. 200                9.49%
Park Avenue 46th Floor, New York, NY 10166

Northrop Corporation, Employee Benefit Plan 1840
Century Park West Los Angeles, CA 900672101                8.30%

Corning Master Trust Aggregate Portfolio,
c/o Fischer Francis Trees & Watts, Inc. 200 Park Avenue    6.40%
46th Floor, New York, NY 10166


                                                  Worldwide Portfolio

As of August 31, 1998 the following persons held 5% or more of the outstanding shares, Common Stock, $.001 per share, as beneficial owners:

Name and Address of Beneficial Owner:                     Percent of Portfolio:

GATX Master Retirement Trust Corporation, The Northern Trust,
500 West Monroe Street 44th Floor,                                 21.83%
Chicago, IL 60661

Bob & Co. c/o Bank Of Boston,  PO Box 1809, Boston, MA 02105       16.99%

Administrators of Tulane Educational Fund,
Office of the Treasurer, New Orleans, LA 70118                     14.94%

Community Foundation for Southeastern Michigan,
333 West Fort Street Suite 2010, Detroit, MI 48226                 12.45%


Geneva Regional Health System, Inc. 196 North Street,
Geneva,  NY 14456                                                   7.13%

Massachusetts Eye & Ear Infirmary -Pension, VP For Finance,
243 Charles Street, Boston, MA 02114                                5.37%

                           Worldwide-Hedged Portfolio

As of August 31, 1998 the following persons held 5% or more of the outstanding shares, Common Stock, $.001 per share, as beneficial owners:

Name and Address of Beneficial Owner:                    Percent of Portfolio:

Sisters of Charity Levenworth Health Services, Mac & Co
A/C Clsf5049662, Mutual Funds Operations                             38.59%
PO Box 3198, Pittsburgh, PA 15230

Strategic Investment Management, The Northern Trust Tr ,
U/A Dtd 10/4/94 Sim Global Fixed Income                              10.45%
Trust Agreement And Trust Instrument, c/o Strategic
Investment Management, 1001 19th Street
North 16th Floor, Arlington, VA 22209

Law School Admission Council, Inc. Box 40, Newtown, PA 89400         10.42%

Mars Benefit Trust, The Northern Trust Company Tr
U/A Dtd 06/30/95 PO Box 92956 Chicago, IL 60675                      10.09%

IES Industries, Mitra & Co. 1000 N Water St. 14th Floor,
Milwaukee, WI 53202                                                   9.87%

Lakeland Medical Center, c/o Wendel & Co.  A/C 706020,
The Bank Of New York, Mutual Fund/Reorg                               8.88%
Dept. PO Box 1066 Wall Street Station, New York, NY 10268

Goldman Sachs Pension Plan, State Street Bank & Trust Tr , U/A Dtd 2/95, State Street Bank And 6.85% Trust As Trustee For The Goldman Sachs Pension Plan, 200 Newport Avenue North Quincy, MA 02171

                                                International Portfolio

As of August 31, 1998 the following persons held 5% or more of the outstanding shares, Common Stock, $.001 per share, as beneficial owners:

Name and Address of Beneficial Owner:                  Percent of Portfolio:

HEB Investment Plan, c/o Fischer Francis
Trees & Watts, Inc. 200 Park Avenue 46th Floor New               30.20%
York, NY 10020

Evelyn And Walter Haas Jr. Fund One Lombard Street
Suite 305, San Francisco, CA 94111                               29.56%

Colonial Williamsburg Foundation, PO Box 1776,
Williamsburg, VA, 23187                                          18.44%

Promedica, Mac & Co. A/C Prhf5011252, Mutual Funds
Operations, PO Box 3198, Pittsburgh, PA 15230                     8.21%

HF Investment L.P. 1700 Old Deerfield Road,
Highland Park, IL  60035                                          6.79%

State Street Bank & Trust Tr, U/A Dtd 10/1/85
Retirement Income Plan For Employees Of Colonial                  5.96%
Williamsburg, P.O. Box 1776 Williamsburg, VA  23187

                           Emerging Markets Portfolio

As of August 31, 1998 the following persons held 5% or more of the outstanding shares, Common Stock, $.001 per share, as beneficial owners:

Name and Address of Beneficial Owner:                   Percent of Portfolio:

Utah Retirement Systems, c/o Fischer Francis Trees
& Watts, Inc. 200 Park Avenue 46th Floor, New                  30.40%
York, NY 10166

Ford Motor Co., Dingle & Co. c/o Comercia Bank,
PO Box 75000, Detroit, MI 48275                                29.27%

Ameritech Pension Trust, c/o Fischer Francis Trees & Watts,
Inc. 200 Park Avenue 46th Floor, New                            8.23%
York, NY 10166

The 1199 Health Care Employees Pension Plan, c/o Fischer
Francis Trees & Watts, Inc. 200 Park                            8.07%
Avenue 46th Floor, New York, NY 10166

Harbor Capital Group Trust For Defined Benefit Plans,
c/o Fischer Francis Trees & Watts, Inc. 200                      5.86%
Park Avenue 46th Floor, New York, NY 10166

Monsanto Company Master Trust, c/o Fischer Francis
Trees & Watts, Inc. 200 Park Avenue 46th                         5.16%
Floor, New York, NY 10166


                 DISTRIBUTION OF FUND SHARES

Shares of the Fund are distributed by Investors Capital pursuant to a Distribution Agreement dated as of May 29, 1998 between the Fund and Investors Capital. No fees are payable by the Fund pursuant to the Distribution Agreement, and Investors Capital bears the expense of its distribution activities. The Fund and Investors Capital have agreed to indemnify one another against certain liabilities.



  MONEY MARKET MINIMUM CREDIT RATINGS FOR ALLOWABLE
                     INVESTMENTS

First Tier Securities: any instruments receiving the highest short-term rating by at least two nationally recognized statistical rating organizations ("NRSROs") such as "A-1" by Standard & Poor's and "P-1" by Moody's or are single rated and have received the highest short-term rating by the NRSRO. This includes all instruments issued by the U.S. Government, its agencies or instrumentalities and any single rated and unrated instruments that are determined to be of comparable quality by the Investment Adviser pursuant to guidelines approved by the Board of Directors.

Second Tier Securities: any instrument rated by two NRSROs in the second highest category, or rated by one NRSRO in the highest category and by another NRSRO in the second highest category or by one NRSRO in the second highest category.
Second Tier Securities are limited in total of 5% of the Portfolio's total assets and on a per issuer basis, to no more than the greater of 1% of the Portfolio's total assets or $1,000,000. This also includes any single rated and unrated instruments that are determined to be of comparable quality by the Investment Adviser pursuant to guidelines approved by the Board of Directors.



         SUPPLEMENTAL INVESTMENT INFORMATION

      SUPPLEMENTAL DESCRIPTIONS OF INVESTMENTS

The different types of securities in which the Portfolios may invest, subject to their respective investment objectives, policies and restrictions, are described in the Prospectus under "DESCRIPTIONS OF INVESTMENTS AND THE RISKS INVOLVED." Additional information concerning the characteristics of certain of the Portfolio's investments are set forth below.

U.S. Treasury and U.S. Government Agency Securities
U.S.  Treasury and U.S.  Government Agency Securities
differ   primarily  in  their  interest  rates,   the
lengths  of their  maturities  and the dates of their
issuances.   While   these   securities   are  issued
under the  authority of an Act of Congress,  the U.S.
Government is not obligated to provide financial support to the issuing instrumentalities.

Foreign Government and International and Supranational Agency Securities Obligations issued by foreign governmental entities have various kinds of government support and include obligations issued or guaranteed by foreign governmental entities with taxing powers issued or guaranteed by international or supranational entities. These obligations may or may not be supported by the full faith and credit of a foreign government, or several foreign governments. Examples of international and supranational entities include the following entities: a. International Bank for Reconstruction, and
     Development ("World Bank");
b.    European Steel and Coal Community;
c.    Asian  Development  Bank, the European Bank for
     Reconstruction; and
d.    Development and the Inter-American  Development
     Bank.
The governmental members, or "shareholders", usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings.

Bank Obligations
The   Fund   limits   its   U.S.   bank   obligations
investments  to U.S.  banks  meeting  the  Investment
Adviser's   creditworthiness   criteria.   The   Fund
limits its  investments  in foreign bank  obligations
to  foreign  banks   (including   U.S.   branches  of
foreign banks)  meeting the  Investment  Adviser's or
the  Sub-Adviser's   investment   quality  standards.
Generally, such foreign banks must be comparable to obligations of U.S. banks in which each Portfolio may invest.

Repurchase and Reverse Repurchase Agreements When participating in repurchase agreements, a Portfolio buys securities from a vendor (e.g., a bank or securities firm) with the agreement that the vendor will repurchase the securities at the same price plus interest at a later date. Repurchase agreements may be characterized as loans secured by the underlying securities. Repurchase transactions allow the Portfolio to earn a return on available cash at minimal market risk. The Portfolio may be subject to various delays and risks of loss should the vendor become subject to a bankruptcy proceeding or if it is otherwise unable to meet its obligation to repurchase. The securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the value of the repurchase price thereof, including the accrued interest thereon.

Repurchase and reverse repurchase agreements may also involve foreign government securities with which there is an active repurchase market. The Investment Adviser expects that such repurchase and reverse repurchase agreements will primarily involve government securities of countries belonging to the Organization for Economic Cooperation and Development ("OECD"). Transactions in foreign repurchase and reverse repurchase agreements may involve additional risks.

Dollar Roll Transactions
"Dollar roll" transactions occur when a Portfolio sells GNMA certificates or other mortgage-backed securities to a bank or broker-dealer (the "counterparty") along with a commitment to purchase from the counterparty similar, but not identical, securities at a future date, at the same price. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The Portfolio receives a fee from the counterparty as consideration for entering into the commitment to purchase. Dollar rolls may be renewed over a period of several months with a new purchase and repurchase price fixed and a cash settlement made at each renewal without physical delivery of securities. The transaction may be preceded by a firm commitment agreement, pursuant to which, the Portfolio agrees to buy a security on a future date. Portfolios will not use such transactions for leverage purposes and will segregate cash, U.S. Government securities or other appropriate securities in an amount sufficient to meet its purchase obligations under the transactions.

Dollar roll transactions are similar to reverse repurchase agreements in that they involve the sale of a security coupled with an agreement to repurchase. Like all borrowings, a dollar roll involves costs to a Portfolio. For example, while a Portfolio receives a fee as consideration for agreeing to repurchase the security, the Portfolio may forgo the right to receive all principal and interest payments while the counterparty holds the security. These payments to the counterparty may exceed the Portfolio fee received, thereby effectively charging the Portfolio interest on its borrowing. Further, although the Portfolio can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of the Portfolio's borrowing.

Mortgage-Backed Securities
Mortgage-backed securities can be issued in multiple classes. Such securities are called multi-class mortgage-backed securities ("MBS") and the classes are often referred to as "traunches." MBS securities are issued at a specific fixed or floating coupon rate and have a stated maturity or final distribution date. Principal prepayment on the Underlying Assets may cause the MBSs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all or most classes of the MBSs on a periodic basis, typically monthly or quarterly. The principal and interest on the Underlying Assets may be allocated among the several classes of a series of a MBS in many different ways. In a relatively common structure, payments of principal (including any principal prepayments) on the Underlying Assets are applied to the classes of a series of a MBS in the order of their respective stated maturities. No payment of principal will be made on any class of MBSs until all other classes having an earlier stated maturity have been paid in full.

Other Asset-Backed Securities
The Investment Adviser expects that other asset-backed securities (unrelated to mortgage loans) will be developed and offered to investors in the future. Certain asset-backed securities have already been offered to investors including securities backed by automobile loans and credit card receivables. Consistent with each Portfolio's investment objectives and policies, a Portfolio may invest in other types of asset-backed securities as they become available.

Zero Coupon Securities and Custodial Receipts Zero coupon securities include securities issued directly by the U.S. Treasury, and U.S. Treasury bonds or notes and their unmatured interest coupons or receipts for their underlying principal (the "coupons") which have been separated by their holder. Holders are typically custodian banks or investment brokerage firms. A holder will separate the interest coupons from the underlying principal (the "corpus") of the U.S. Treasury security. A number of securities firms and banks have stripped the interest coupons and resold them in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRS") and "Certificate of Accrual on Treasuries" ("CATS"). The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Counsel to the underwriters of these certificates or other evidences of ownership of the U.S. Treasury securities have stated that for Federal tax and securities law purposes, purchasers of such certificates, such as a Portfolio, will most likely be deemed the beneficial holders of the underlying U.S. Treasury securities.

Recently, the Treasury has facilitated transfer of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "Separate Trading of Registered Interest and Principal of Securities" ("STRIPS"). Under the STRIPS program, a Portfolio can have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of holding certificates or other evidences of ownership of the underlying U.S. Treasury securities.

When U.S. Treasury obligations have been stripped of their unmatured interest coupons by the holder, the principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury sells itself.

Loan Participations
A loan participation is an interest in a loan to a U.S. corporation (the "corporate borrower") which is administered and sold by an intermediary bank. The borrower of the underlying loan will be deemed to be the issuer of the participation interest except to the extent the Portfolio derives its rights from the intermediary bank who sold the loan participation. Such loans must be to issuers whose obligations a Portfolio may invest. Any participation purchased by a Portfolio must be issued by a bank in the United States with assets exceeding $1 billion. (See: "Supplemental Discussion of Risks Associated With the Fund's Investment Policies and Investment Techniques")

Variable Amount Master Demand Notes Variable amount master demand notes are investments of fluctuating amounts and varying interest rates made pursuant to direct arrangements between a Portfolio (as lender) and a borrower. These notes are direct lending arrangements between lenders and borrowers, and are generally non-transferable, nor are they ordinarily rated by either Moody's or Standard & Poors.

Currency-Indexed Notes
In selecting the two currencies with respect to which currency-indexed notes are adjusted, the Investment Adviser and the Sub-Adviser will consider the correlation and relative yields of various currencies. Each Portfolio may purchase a currency-indexed obligation using the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency. The amount of principal payable by the issuer at maturity, however, will fluctuate in response to any changes in the exchange rates between the two specified currencies during the period from the date the instrument is issued to its maturity date. The potential for realizing gains as a result of changes in foreign currency exchange rates may enable a Portfolio to hedge the currency in which the obligation is denominated (or to effect cross-hedges against other currencies) against a decline in the U.S. dollar value of investments denominated in foreign currencies while providing an attractive market rate of return. Each Portfolio will purchase such indexed obligations to generate current income or for hedging purposes and will not speculate in such obligations.

Principal Exchange Rate Linked Securities Principal exchange rate linked securities (or "PERLs") are debt obligations, the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency. The return on "standard" principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar. PERLs are adversely affected by increases in the foreign exchange value of the U.S. dollar. Reverse principal exchange rate linked securities differ from "standard" PERL securities in that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of the foreign currency. Security interest payments are generally made in U.S. dollars at rates reflecting the degree of foreign currency risk assumed or given up by the note's purchaser.

Performance Indexed Paper
Performance indexed paper (or "PIPs") is U.S. dollar-denominated commercial paper, whose yield is linked to certain foreign exchange rate movements. The investor's yield on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency. This yield is within a stipulated range of return at the time the obligation was purchased, lying within a guaranteed minimum rate below and a potential maximum rate of return above market yields on U.S. dollar-denominated commercial paper. Both the minimum and maximum rates of investment return correspond to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

Other Foreign Currency Exchange-Related Securities Securities may be denominated in the currency of one nation although issued by a governmental entity, corporation or financial institution of another nation. For example, a Portfolio may invest in a British pound sterling-denominated obligation issued by a United States corporation. Such investments involve credit risks associated with the issuer and currency risks associated with the currency in which the obligation is denominated. The Portfolio's investment Adviser or the Sub-Adviser bases its decision to invest in any future foreign currency exchange-related securities on the same general criteria applicable to the Investment Adviser's or Sub-Adviser's decision for such Portfolio to invest in any debt security. This includes the Portfolio's minimum ratings and investment quality criteria, with the additional element of foreign currency exchange rate exposure added to the Investment Adviser's or Sub-Adviser's analysis of interest rates, issuer risk and other factors.

Securities Denominated in Multi-National Currency Units or More Than One Currency An illustration of a multi-national currency unit is the European Currency Unit (the "ECU"). The ECU is a "basket" consisting of specified currency amounts of the member states of the European Community, a Western European economic cooperative organization. The specific currency amounts comprising the ECU may be adjusted by the Council of Ministers of the European Community to reflect changes in relative values of the underlying currencies. The Investment Adviser does not believe that such adjustments will adversely affect holders of ECU-denominated obligations or the marketability of such securities. European supranational entities, commonly issue ECU-denominated obligations.

Foreign Currency Warrants
Foreign currency warrants such as currency exchange warrants ("CEWs") are warrants entitling the holder to receive a cash amount from their issuer (generally, for warrants issued in the United States in U.S. Dollars). This cash amount is calculated pursuant to a predetermined formula, based on the exchange rate between a specified foreign currency and the U.S. Dollar as of the exercise date of the warrant. Foreign currency warrants are generally exercisable when issued and expire at a specified date and time. Foreign currency warrants have been issued in connection with U.S. Dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed income marketplace. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. Dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are subject to other risks associated with foreign securities, including risks arising from complex political or economic factors.

Municipal Instruments
Municipal notes include such instruments as tax anticipation notes, revenue anticipation notes, and bond anticipation notes. Municipal notes are issued by state and local governments and public authorities as interim financing in anticipation of tax collections, revenue receipts or bond sales. Municipal bonds may be issued to raise money for various public purposes, and include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality and considered the safest type of bonds. Revenue bonds are backed by the revenues of a project or facility such as the tolls from a toll bridge. Industrial development revenue bonds are a specific type of revenue bond backed by the credit and security of a private user. Revenue bonds are generally considered to have more potential risk than general obligation bonds.

Municipal obligations rates can be floating, variable or fixed. The values of floating and variable rate obligations are generally more stable than those of fixed rate obligations in response to changes in interest rate levels. Variable and floating rate obligations usually carry rights permitting a Portfolio to sell them upon short notice at par value plus accrued interest. The issuers or financial intermediaries providing rights to sell may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit (conditional commitments to lend) or letters of credit, (which are ordinarily irrevocable) issued by domestic banks or foreign banks having a United States branch, agency or subsidiary. When considering whether an obligation meets a Portfolio's quality standards, the Investment Adviser will look at the creditworthiness of the party providing the right to sell as well as to the quality of the obligation itself.

Municipal securities may be issued to finance private activities, the interest from which is an item of tax preference for purposes of the federal alternative minimum tax. Such "private activity" bonds might include industrial development revenue bonds, and bonds issued to finance such projects as solid waste disposal facilities, student loans or water and sewage projects.



  SUPPLEMENTAL DESCRIPTION OF INVESTMENT TECHNIQUES

Borrowing
Each Portfolio may borrow money temporarily from banks when:
a. it is advantageous to do so in order to meet redemption requests,
b. a Portfolio fails to receive transmitted funds from a shareholder on a timely basis,
c. the custodian of the Fund fails to complete delivery of securities sold, or
d. a Portfolio needs cash to facilitate the settlement of trades made by the Portfolio.
In addition, each Portfolio may, in effect, lend securities by engaging in reverse repurchase agreements and/or dollar roll transactions and may, in effect, borrow money by doing so. Securities may be borrowed by engaging in repurchase agreements.

Securities Lending
With the exception of U.S. Short-Term, each Portfolio may lend out its investment securities. The value of these securities may not exceed 33 1/3% of the Portfolio's total assets. Such securities may be lent to banks, brokers and other financial institutions if it receives in return, collateral in cash, U.S. Government Securities or irrevocable bank stand-by letters of credit. Such collateral will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The Fund may terminate the loans at any time and the relevant Portfolio will then receive the loaned securities within five days. During the loan period, the Portfolio receives the income on the loaned securities and a loan fee thereby potentially increasing its total return.


  SUPPLEMENTAL DISCUSSION OF RISKS ASSOCIATED WITH
    THE FUND'S INVESTMENT POLICIES AND INVESTMENT
                     TECHNIQUES

The risks associated with the different types of securities in which the Portfolios may invest are described in the Prospectus under "INVESTMENT TECHNIQUES / STRATEGIES & ASSOCIATED RISKS." Additional information concerning risks associated with certain of the Portfolio's investments is set forth below.

Foreign Investments
Foreign financial markets, while growing in volume, have, for the most part, substantially less volume than United States markets. Thus, many foreign company securities are less liquid and their prices are more volatile than securities of comparable domestic companies. Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delivery of securities may not occur at the same time as payment in some foreign markets. Delays in settlement could result in temporary periods when a portion of portfolio assets remain uninvested, earning no return. The inability of a Portfolio to make intended security purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose portfolio securities due to settlement problems could result either in portfolio losses due to subsequent declines in portfolio security value or, if the Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser. Comparatively speaking, there is less government supervision and regulation of exchanges, financial institutions and issuers in foreign countries than there is in the United States. In addition, a foreign government may impose exchange control regulations which may impact currency exchange rates.

Foreign Bank Obligations
Foreign bank obligations  involve somewhat  different
investment  risks  than those  affecting  obligations
of  United  States  banks.  Included  in these  risks
are possibilities that:
a.     investment  liquidity  may be impaired  due to
      future political and economic developments;
b.     their  obligations may be less marketable than
      comparable obligations of United States banks;
c.     a   foreign    jurisdiction    might    impose
      withholding  taxes on interest  income  payable
      on those obligations;
d.     foreign    deposits    may   be    seized   or
      nationalized;
e. foreign governmental restrictions such as exchange controls may be adopted that might adversely affect the payment of principal and interest on those obligations;
f. the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks; or
g.     the   accounting,   auditing   and   financial
      reporting     standards,      practices     and
      requirements applicable to foreign banks may differ from those applicable to United States banks.
Foreign banks are not generally subject to examination by any United States government agency or instrumentality. Also, investments in commercial banks located in some foreign countries are subject to additional risks because they engage in commercial banking and diversified securities activities.

Dollar Roll Transactions
Dollar roll transactions involve potential risks of loss which differ from those relating to the securities underlying the transactions. For example, should the counterparty become insolvent, a Portfolio's right to purchase from the counterparty might be restricted. Additionally, the value of such securities may change adversely before the Portfolio is able to purchase them. Similarly, a Portfolio may be required to purchase securities in connection with a dollar roll at a higher price than may otherwise be available on the open market. Since, as noted above, the counterparty is required to deliver a similar, but not identical, security to a Portfolio, the security which the Portfolio is required to buy under the dollar roll may be worth less than an identical security. There can be no assurance that a Portfolio's use of the cash it receives from a dollar roll will provide a return exceeding borrowing costs.

Mortgage and Asset-Backed Securities Prepayments on securitized assets such as mortgages, automobile loans and credit card receivables ("Securitized Assets") generally increase with falling interest rates and decrease with rising interest rates. Repayment rates are often influenced by a variety of economic and social factors. In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. In addition to prepayment risk, borrowers on the underlying Securitized Assets may default in their payments creating delays or loss of principal.

Non-mortgage asset-backed securities involve certain risks not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of a security interest in assets underlying the related mortgage collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicer to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

New forms of asset-backed securities are continuously being created. While Portfolios only invest in asset-backed securities the Investment Adviser believes are liquid, market experience in some of these securities is limited and liquidity may not have been tested in market cycles.

Forward Commitments
Portfolios may purchase securities on a when-issued or forward commitment basis. These transactions present a risk of loss should the value of the securities to be purchased increase prior to the settlement date and the counterparty to the trade fail to execute the transaction. If this were to occur, the Portfolio's net asset value, including a security's appreciation or depreciation purchased on a forward basis, would decline by the amount of such unrealized appreciation.

Loan Participations
Because the bank issuing a loan participation does not guarantee the participation in any way, it is subject to the credit risks generally associated with the underlying corporate borrower. It may be necessary under the terms of the loan participation for a Portfolio to assert, through the issuing bank, such rights as may exist against the underlying corporate borrower should the underlying corporate borrower fail to pay principal and interest when due. Thus, the Portfolio could be subject to delays, expenses and risks which are greater than those which would have been involved if the Portfolio had purchased a direct obligation (such as commercial paper) of the borrower. Moreover, under the terms of the loan participation, the purchasing Portfolio may be regarded as a creditor of the issuing bank (rather than of the underlying corporate borrower), so that the Portfolio also may be subject to the risk that the issuing bank may become insolvent. Further, in the event of the bankruptcy or insolvency of the corporate borrower, the loan participation might be subject to certain defenses that can be asserted by a borrower as a result of improper conduct by the issuing bank. The secondary market, if any, for these loan participation interests is limited, and any such participation purchased by a Portfolio will be treated as illiquid, until the Board of Directors determines that a liquid market exists for such participations. Loan participations will be valued at their fair market value, as determined by procedures approved by the Board of Directors.

High Yield/High Risk Debt Securities High Yield, Emerging Markets and Global High Yield will invest its assets in debt securities which are rated below investment-grade--that is, rated below Baa by Moody's or BBB by Standard & Poors, and in unrated securities judged to be of equivalent quality by the Investment Adviser or Sub-Adviser. Securities below investment grade carry a high degree of risk (including the possibility of default or bankruptcy of the issuers of such securities), and generally involve greater price volatility and risk of principal and income. These securities may be less liquid than securities in the higher rating categories and are considered to be speculative. The lower the ratings of such debt securities, the greater their risks render them like equity securities. See "Quality Ratings Descriptions" in this Statement of Additional Information for a more complete description of the ratings assigned by ratings organizations and their respective characteristics.

Economic downturns have in the past, and could in the future, disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would have a greater adverse impact on the value of such obligations than on comparable higher quality debt securities. During an economic downturn or period of rising interest rates, highly leveraged issues may experience financial stresses which could adversely affect their ability to service their principal and interest payment obligations. Prices and yields of high yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high yield securities may adversely affect the Portfolio's net asset value. In addition, investments in high yield zero coupon or pay-in-kind bonds, rather than income-bearing high yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

The trading market for high yield securities may be thin to the extent that there is no established retail secondary market or because of a decline in the value of such securities. A thin trading market may limit the ability of the Portfolio to accurately value high yield securities it holds and to dispose of those securities. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities. These securities may also involve special registration responsibilities, liabilities and costs.

Credit quality in the high yield securities market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high yield security. For these reasons, it is the policy of the Investment Adviser and Sub-Adviser not to rely exclusively on ratings issued by established credit rating agencies, but to supplement such ratings with its own independent and on-going review of credit quality. The achievement of the Portfolio's investment objective by investment in such securities may be more dependent on the Investment Adviser's or Sub-Adviser's credit analysis than is the case for higher quality bonds. Should the rating of a portfolio security be downgraded, the Investment Adviser or Sub-Adviser will determine whether it is in the best interest of the Portfolio to retain or dispose of such security.

Prices for below investment-grade securities may be affected by legislative and regulatory developments.


           SUPPLEMENTAL HEDGING TECHNIQUES

Each of the Portfolios may enter into forward foreign currency contracts (a "forward contract") and may purchase and write (on a covered basis) exchange-traded or over-the-counter ("OTC") options on currencies, foreign currency futures contracts and options on foreign currency futures contracts. These contracts are primarily entered into to protect against a decrease in the U.S. dollar equivalent value of its foreign currency portfolio securities or the payments thereon that may result from an adverse change in foreign currency exchange rates. Under normal circumstances, Worldwide-Hedged and Inflation-Indexed Hedged intends to hedge its currency exchange risk to the extent feasible, but there can be no assurance that all of the assets of each Portfolio denominated in foreign currencies will be hedged at any time, or that any such hedge will be effective. Each of the other Portfolios may at times, at the discretion of the Investment Adviser and the Sub-Adviser, hedge all or some portion of its currency exchange risk.

Conditions in the securities, futures, options and foreign currency markets will determine whether and under what circumstances the Fund will employ any of the techniques or strategies described below. The Fund's ability to pursue these strategies may be limited by applicable regulations of the Commodity Futures Trading Commission ("CFTC") and the federal tax requirements applicable to regulated investment companies. (See: "Investment Techniques / Strategies & Associated Risks" in the Prospectus and "Tax Considerations" below for more information on hedging.)

Forward Foreign Currency Exchange Contracts & Associated Risks Each Portfolio may, and generally the Global and International Portfolios will, purchase and sell forward contracts. A forward contract obligates one party to purchase and the other party to sell a definite foreign currency amount at some specified future date. Purchasing or selling forward contracts may help offset declines in the U.S. dollar-equivalent value of a Portfolio's foreign currency denominated assets and the income available for distribution to Portfolio shareholders. These declines in the U.S. dollar-equivalent value may be the result of adverse exchange rate changes between the U.S. dollar and the various foreign currencies in which a Portfolio's assets or income may be denominated. The U.S. dollar-equivalent value of the principal amount of and rate of return on foreign currency denominated securities will decline should the U.S. dollar exchange rate rise in relation to that currency. Such declines could be partially or completely offset by an increase in the value of a forward contract on that foreign currency.

In addition to entering into forward contracts with respect to assets that a Portfolio holds (a "position hedge"), the Investment Adviser or the Sub-Adviser may purchase or sell forward contracts or foreign currency options in a particular currency with respect to specific anticipated transactions (a "transaction hedge"). By purchasing forward contracts, the Investment Adviser or Sub-Adviser can establish the exchange rate at which a Portfolio will be entitled to exchange U.S. dollars for a foreign currency or a foreign currency for U.S. dollars at some point in the future. Thus, such contracts may lock in the U.S. dollar cost of purchasing foreign currency denominated securities, or set the U.S. dollar value of the income from securities it owns or the proceeds from securities it intends to sell.

While the use of foreign currency forward contracts may protect a Portfolio against declines in the U.S. dollar-equivalent value of the Portfolio's assets, such use will also reduce the possible gain from advantageous changes in the value of the U.S. dollar against particular currencies in which their assets are denominated. Moreover, the use of foreign currency forward contracts will not eliminate fluctuations in the underlying U.S. dollar-equivalent value of the prices of or rates of return on the assets held in the Portfolio.

The  use  of  such   techniques   will   subject  the
Portfolio to certain risks:
a.    the  foreign  exchange  markets  can be  highly
     volatile   and  are   subject  to  sharp   price
     fluctuations;
b. trading forward contracts can involve a degree of leverage, and relatively small movements in the rates of exchange between the currencies underlying a contract could result in immediate and substantial losses to the investor;
c.    trading   losses   that  are  not   offset   by
     corresponding   gains  in  assets  being  hedged
     could  reduce  the  value  of  assets  held by a
     Portfolio;
d.    the precise  matching  of the forward  contract
     amounts  and the value of the  hedged  portfolio
     securities   involved   will  not  generally  be
     possible.  The  future  value  of  such  foreign
     currency  denominated  portfolio securities will
     change as a consequence  of market  movements in
     the value of those  securities.  This  change is
     unrelated to  fluctuations in exchange rates and
     the U.S.  dollar-equivalent value of such assets
     between  the  date  the   forward   contract  is
     entered  into  and the  date  that  it is  sold.
     Thus,  it may be  necessary  for a Portfolio  to
     purchase  additional  foreign  currency  in  the
     cash  market  (and  bear  the  expense  of  such
     purchase),  if the market  value of the security
     is less than the amount of the foreign  currency
     it  may   deliver,   pursuant   to  the  forward
     contract.

The success of any currency hedging technique depends on the ability of the Investment Adviser or Sub-Adviser to predict correctly, movements in foreign currency exchange rates. If the Investment Adviser or Sub-Adviser incorrectly predicts the direction of such movements, or if unanticipated changes in foreign currency exchange rates occur, a Portfolio's performance may decline because of the use of such contracts. The accurate projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

Portfolio costs of engaging in foreign currency forward contracts will vary with factors such as:
a.    the foreign currency involved;
b.    the length of the contract period; and
c.    the   market    conditions   then   prevailing,
     including general market expectations as to the direction of the movement of various foreign currencies against the U.S. dollar.
Furthermore, the Investment Adviser or Sub-Adviser may not be able to purchase forward contracts with respect to all of the foreign currencies in which the Portfolio's portfolio securities may be denominated. In those circumstances, the correlation between movement in the exchange rates of the subject currency and the currency in which the portfolio security is denominated may not be precise. Moreover, if the forward contract is entered into in an over-the-counter transaction, the Portfolio generally will be exposed to the credit risk of its counterparty. Should a Portfolio enter into such contracts on a foreign exchange, the contract will be subject to the rules of that foreign exchange. Foreign exchanges may impose significant restrictions on the purchase, sale or trading of such contracts, and may impose limits on price moves. Such limits may affect significantly, the ability to trade the contract or otherwise, to close out the position and could create potentially significant discrepancies between the cash and market value of the position in the forward contract. Finally, the cost of purchasing forward contracts in a particular currency will reflect, in part, the rate of return available on instruments denominated in that currency. The cost of purchasing forward contracts to hedge foreign currency portfolio securities may reduce that rate of return toward the rate of return that would be earned on assets denominated in U.S. dollars.

Other Strategies of the Global and International Portfolios The Global and International Portfolios may use forward contracts to hedge the value of portfolio securities against changes in exchange rates. These Portfolios may attempt to enhance its portfolio return by entering into forward contracts and currency options, as discussed below, in a particular currency in an amount in excess of the value of its assets denominated in that currency or when it does not own assets denominated in that currency. If the Investment Adviser or Sub-Adviser is not able to predict correctly the direction and extent of movements in foreign currency exchange rates, entering into such forward or option contracts may decrease rather than enhance the Portfolio's return. In addition, if the Portfolio enters into forward contracts when it does not own assets denominated in that currency, the Portfolio's volatility may increase and losses on such contracts will not be offset by increases in the value of portfolio assets.

Options on Foreign Currencies
Each Portfolio may purchase and sell (or write) put and call options on foreign currencies protecting against:
a. a decline in the U.S. dollar-equivalent value of its portfolio securities or payments due thereon, or
b. a rise in the U.S. dollar-equivalent cost of securities that it intends to purchase.

A foreign currency put option grants the holder the right, but not the obligation to sell a specified amount of a foreign currency to its counterparty at a predetermined price on a later date. Conversely, a foreign currency call option grants the holder the right, but not the obligation, to purchase a specified amount of a foreign currency at a predetermined price at a later date.

As in the case of other types of options, a Portfolio's benefits from the purchase of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction, or to the extent anticipated, the Portfolio could sustain losses on transactions in foreign currency options, requiring them to forego a portion or all of the benefits of advantageous changes in such rates.

Each Portfolio may write options on foreign currencies for hedging purposes. For example, where a Portfolio anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option most likely will not be exercised, and the decrease in value of portfolio securities will be offset by the amount of the premium received.

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar costs of securities to be acquired, a Portfolio could write a put option on the relevant currency. If rates move in the manner projected, the put option will expire unexercised, allowing the Portfolio to hedge such increased costs up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If movement in the expected direction does not occur, the option may be exercised and the Portfolio would be required to purchase or sell the underlying currency at a loss which may not be fully offset by the amount of the premium. Through the writing of options on foreign currencies, a Portfolio also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.

Options on Securities
Each Portfolio may also enter into closing sale transactions with respect to options it has purchased. A put option on a security grants the holder the right, but not the obligation, to sell the security to its counterparty at a predetermined price at a later date. Conversely, a call option on a security grants the holder the right, but not the obligation, to purchase the security underlying the option at a predetermined price at a later date.

Normally, a Portfolio would purchase put options in anticipation of a decline in the market value of securities it holds or securities it intends to purchase. If a Portfolios purchases a put option and the value of the security decreases below the strike price of the option, the Portfolio has the right to sell that security to its counterparty for the strike price (or realize the value of the option by entering into a closing transaction). Thus, the Portfolio would protect itself against any further decrease in the value of the security during the term of the option.

Conversely, if the Investment Adviser or Sub-Adviser anticipates that a security that it intends to acquire will increase in value, it might cause a Portfolio to purchase a call option on that security or securities similar to that security. If the value of the security does rise, the call option may wholly or partially offset the increased price of the security. As in the case of other types of options, however, the benefit to the Portfolio will be reduced by the amount of the premium paid to purchase the option and any related transaction costs. If, however, the value of the security falls instead of rises, the Portfolio will have foregone a portion of the benefit of the decreased price of the security in the amount of the option premium and the related transaction costs.

A Portfolio would purchase put and call options on securities indices for the same purposes as it would purchase options on securities. Options on securities indices are similar to options on securities except that the options on securities reflect the change in price of a group of securities rather than an individual security. The exercise of options on securities indices are settled in cash rather than by delivery of the securities comprising the index underlying the option.

A Portfolio's transactions in options on securities and securities indices will be governed by the rules and regulations of the respective exchanges, boards of trade or other trading facilities on which the options are traded.

Considerations Concerning Options The writer of an option receives a premium which it retains regardless of whether the option is exercised. The purchaser of a call option has the right to purchase the securities or currency subject to the option at a specified price (the "exercise price") for a specified length of time. By writing a call option, the writer becomes obligated during the term of the option, and upon exercise of the option, to sell the underlying securities or currency to the purchaser against receipt of the exercise price. The writer of a call option also loses the potential for gain on the underlying securities or currency in excess of the exercise price of the option during the period that the option is open.

Conversely, the purchaser of a put option has the right to sell the securities or currency subject to the option, to the writer of the put option at the specified exercise price for a specified length of time. Upon exercising a put option, the writer of the put option is obligated to purchase securities or currency underlying the option at the exercise price during the term of the option. A writer might, therefore, be obligated to purchase the underlying securities or currency for more than their current market price or U.S. dollar value, respectively.

Each Portfolio may purchase and sell both exchange-traded and OTC options. Although many options on equity securities and options on currencies are currently exchange-traded, options on debt securities are primarily traded in the over-the-counter market. The writer of an exchange-traded option wishing to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. Options of the same series are options with respect to the same underlying security or currency, having the same expiration date and the same exercise price. Likewise, an investor who is the holder of an option may liquidate a position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

An exchange-traded option position may be closed out only where a secondary market exists for an option of the same series. For a number of reasons, a secondary market may not exist for options held by a Portfolio, or trading in such options might be limited or halted by the exchange on which the option is trading. In such cases, it might not be possible to effect closing transactions. (e.g. options the Portfolio has purchased with the result that the Portfolio would have to exercise the options in order to realize any profit). If the Portfolio is unable to effect a closing purchase transaction in a secondary market in an option it has written, it will not be able to sell the underlying security or currency until either: 1) the option expires, or 2) the Portfolio delivers the underlying security or currency upon exercise or otherwise cover its position.

      Exchange Traded & OTC Options U.S. exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed. Thus, in effect, every exchange-traded option transaction is guaranteed. In contrast, over the counter ("OTC") options are contracts between a Portfolio and its counterparty with no clearing organization guarantee. Thus, when the Portfolio purchases OTC options, it relies on the dealer from which it purchased the option to make or take delivery of the securities underlying the option. The dealer's failure to do so would result in the loss of the premium paid by the Portfolio as well as the loss of the expected benefit of the transaction. The Investment Adviser or Sub-Adviser will purchase options only from dealers determined by the Investment Adviser to be creditworthy.

      Exchange-traded options generally have a continuous liquid market whereas OTC options may not. Consequently, a Portfolio will generally be able to realize the value of an OTC option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when the Portfolio writes an OTC option, it generally will be able only to close out the OTC option prior to its expiration by entering into a closing purchase transaction with the original issuing dealer of the OTC option. A Portfolio will only enter into OTC options with dealers who agree to enter into them, and those who are capable of entering into closing transactions with the Portfolio. There can be no assurance that the Portfolio will be able to liquidate an OTC option at a favorable price at any time prior to expiration. Until the Portfolio is able to effect a closing purchase transaction in a covered OTC call option the Portfolio has written, it will not be able to liquidate securities used as cover until the option expires, it is exercised or different cover is substituted. In the event of insolvency of the counterparty, the Portfolio may be unable to liquidate an OTC option. In the case of options written by a Portfolio, the inability to enter into a closing purchase transaction may result in material losses to the Portfolio. For example, since the Portfolio must maintain a covered position with respect to any call option on a security it writes, the Portfolio may be limited in its ability to sell the underlying security while the option is outstanding. This may impair the Portfolio's ability to sell a portfolio security at a time when such a sale might be advantageous.

     Foreign Currencies
     There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options market until they reopen. Foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options. Thus, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

     The use of options to hedge a Portfolio's foreign currency-denominated portfolio, or to enhance return raises additional considerations. As described above, a Portfolio may, among other things, purchase call options on securities it intends to acquire in order to hedge against anticipated market appreciation in the price of the underlying security or currency. If the market price does increase as anticipated, the Portfolio will benefit from that increase but only to the extent that the increase exceeds the premium paid and related transaction costs. If the anticipated rise does not occur, or if it does not exceed the amount of the premium and related transaction costs, the Portfolio will bear the expense of the options without gaining an offsetting benefit. If the market price of the underlying currency or securities should fall instead of rise, the benefit the Portfolio obtains from purchasing the currency or securities at a lower price will be reduced by the amount of the premium paid for the call options and by transaction costs.

     A Portfolio also may purchase put options on currencies or portfolio securities when it believes a defensive posture is warranted. Protection is provided during the life of a put option because the put gives the Portfolio the right to sell the underlying currency or security at the put exercise price, regardless of a decline in the underlying currency's or security's market price below the exercise price. This right limits the Portfolio's losses from the currency's or security's possible decline in value below the exercise price of the option to the premium paid for the option and related transaction costs. If the market price of the currency or the Portfolio's securities should increase, however, the profit that the Portfolio might otherwise have realized will be reduced by the amount of the premium paid for the put option and by transaction costs.

     The value of an option  position  will  reflect,
     among other things:
     a.   the   current    market    price   of   the
         underlying currency or security;
     b.   the time remaining until expiration;
     c. the relationship of the exercise price to the market price;
     d. the historical price volatility of the underlying currency; and
     e. security and general market conditions. For this reason, the successful use of options as a hedging strategy depends upon the ability of the Investment Adviser or the Sub-Adviser to forecast the direction of price fluctuations in the underlying currency or securities market.

     Options normally have expiration dates of up to nine months. The exercise price of the options may be below, equal to or above the current market values of the underlying securities or currency at the time the options are written. Options purchased by a Portfolio expiring unexercised have no value, and therefore a loss will be realized in the amount of the premium paid (and related transaction costs). If an option purchased by any Portfolio is in-the-money prior to its expiration date, unless the Portfolio exercises the option or enters into a closing transaction with respect to that position, the Portfolio will not realize any gain on its option position.

     A Portfolio's activities in the options market may result in a higher turnover rates and additional brokerage costs. Nevertheless, the Portfolio may also save on commissions and transaction costs by hedging through such activities, rather than buying or selling securities or foreign currencies in anticipation of market moves, or foreign exchange rate fluctuations.

Futures Contracts
Each  Portfolio  may  enter  into  contracts  for the
purchase  or sale for future  delivery  (a  "futures
contract") of:
a.     fixed-income securities or foreign currencies;
b.     contracts    based   on   financial    indices
      including   any   index   of  U.S.   Government
      Securities;
c.     foreign government securities; or
d.     corporate debt securities.
U.S. futures contracts have been designed by exchanges which have been designated as "contracts markets" by the CFTC, and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchanges and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange. A Portfolio will enter into futures contracts, based on debt securities that are backed by the full faith and credit of the U.S. Government, such as long-term U.S. Treasury Bonds, Treasury Notes, GNMA-modified pass-through mortgage-backed securities and three-month U.S. Treasury Bills. Portfolios may also enter into futures contracts based on securities that would be eligible investments for such Portfolio and that are denominated in currencies other than the U.S. dollar. This includes, without limitation, futures contracts based on government bonds issued in the United Kingdom, Japan, the Federal Republic of Germany, France and Australia and futures contracts based on three-month Euro-deposit contracts in the major currencies.

A Portfolio would purchase or sell futures contracts to attempt to protect the U.S. dollar-equivalent value of its securities from fluctuations in interest or foreign exchange rates without actually buying or selling securities or foreign currency. For example, if a Portfolio expected the value of a foreign currency to increase against the U.S. dollar, the Portfolio might enter into futures contracts for the sale of that currency. Such a sale would have much the same effect as selling an equivalent value of foreign currency. If the currency did increase, the value of the securities held by the Portfolio would decline, but the value of the futures contracts would increase at approximately the same rate. Thus, the Portfolio's net asset value would not decline as much as it otherwise would have.

Although futures contracts, by their terms, call for the actual delivery or acquisition of securities or currency, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities or currency. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities or currency. Since all transactions in the futures market are performed through a clearinghouse associated with the exchange on which the contracts are traded, a Portfolio will incur brokerage fees when it purchases or sells futures contracts.

At the time a futures contract is purchased or sold, the Portfolio must allocate cash or securities as a deposit payment ("initial margin"). It is expected that the initial margin on U.S. exchanges may range from approximately 3% to approximately 15% of the value of the securities or commodities underlying the contract. Under certain circumstances, however, such as periods of high volatility, an exchange may require the Portfolio to increase the level of its initial margin payment. Additionally, initial margin requirements may be increased generally in the future by regulatory action. An outstanding futures contract is valued daily and the payment in cash of "variation margin" may be required, a process known as "marking to the market." Each day, the Portfolio will be required to provide (or will be entitled to receive) variation margin in an amount equal to any decline (in the case of a long futures position) or increase (in the case of a short futures position) in the contract's value since the preceding day.

Futures   contracts   entail  special  risks.   Among
other things,  the ordinary  spreads  between  values
in the cash and futures  markets,  due to differences
in the  character  of these  markets,  are subject to
distortions relating to:
a.     investors'   obligations  to  meet  additional
      variation margin requirements;
b.     decisions  to make or  take  delivery,  rather
      than  entering  into  offsetting  transactions;
      and
c.     the difference between margin  requirements in
      the  securities   markets  and  margin  deposit
      requirements in the futures market.
The possibility of such distortion means that a correct forecast of general market, foreign exchange rate or interest rate trends by the Investment Adviser or Sub-Adviser may not result in a successful transaction.

The Investment Adviser believes that use of such contracts and options thereon will benefit the Portfolios. However, if the Investment Adviser's judgment about the general direction of securities market movements, foreign exchange rates or interest rates is incorrect, a Portfolio's overall performance would be poorer than if it had not entered into any such contracts or purchased or written options thereon. For example, if a Portfolio hedges against an interest rate increase, (which would adversely affect the price of debt securities held) and interest rates decrease, the Portfolio would lose part or all of the benefit of the increased value of its assets which it had hedged. This would result in offsetting losses in its futures positions. In such situations, if the Portfolio has insufficient cash, it may have to sell some of its assets to meet daily variation margin requirements. Any such sale of assets may, but will not necessarily, be at increased prices which reflect the rising market. Thus, the Portfolio may have to sell assets at a time when it may be disadvantageous to do so.

A Portfolio's ability to establish and close out positions in futures contracts and options on futures contracts will be subject to the development and maintenance of a liquid market. Although a Portfolio generally will purchase or sell only those futures contracts and options thereon for which there appears to be a liquid market, there is no assurance that a liquid market on an exchange will exist for any particular futures contract or option thereon at any particular time. Where it is not possible to effect a closing transaction in a contract at a satisfactory price, the Portfolio would have to make or take delivery under the futures contract or, in the case of a purchased option, exercise the option or let it expire. In the case of a futures contract that a Portfolio has sold and is unable to close out, the Portfolio would be required to maintain margin deposits on the futures contract and to make variation margin payments until the contract is closed.

Under certain circumstances, exchanges may establish daily limits of the amount that the price of a futures contract or related option contract may vary either up or down from the previous day's settlement price. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures or options contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

Buyers and sellers of foreign currency futures contracts are generally subject to the same risks that apply to the use of futures. In addition, there are risks associated with foreign currency futures contracts and their use as hedging devices similar to those associated with options on foreign currencies described above. Further, settlement of a foreign currency futures contract must occur within the country issuing the underlying currency. Thus, a Portfolio must accept delivery of the underlying foreign currency in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents. It may also be required to pay any fees, taxes or charges associated with such delivery that are assessed in the country of the underlying currency.

Options on Futures Contracts
The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security or currency. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying securities or currency, it may or may not be less risky than ownership of the futures contract or the underlying securities or currency. As with the purchase of futures contracts, a Portfolio that is not fully invested may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates or a change in foreign exchange rates.

Writing a call option on a futures contract constitutes a partial hedge against decreasing prices of the security or foreign currency. The hedge is deliverable upon exercise of the futures contract. If the futures price of the option at expiration is below the exercise price, a Portfolio will retain the full amount of the option premium, providing a partial hedge against any decline that may have occurred in the Portfolio's holdings. Writing a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency. The hedge is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Portfolio will retain the full amount of the option premium providing a partial hedge against any increase in the price of securities which a Portfolio intends to purchase. If a Portfolio's put or call option is exercised, it will incur a loss that will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its securities and changes in the value of its futures positions, a Portfolio's losses from existing options on futures may be reduced or increased by changes in the value of its securities.

The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on Portfolio securities. Thus, a Portfolio may purchase a put option on a futures contract to hedge against the risk of rising interest rates.

The amount of risk a Portfolio assumes when it purchases an option on a futures contract is:

  RISK = THE PREMIUM PAID FOR THE OPTION + RELATED
                  TRANSACTION COSTS

In addition to the correlation risks discussed above, purchasing an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions in such options is subject to the maintenance of a liquid secondary market. To mitigate this problem, a Portfolio will not purchase or write options on foreign currency futures contracts, unless and until the market for such options has developed sufficiently. This would make clearer the risks connected with such options, and would allow the are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts. This is subject to the investment Advisor's or Sub-Advisor's discretion. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options thereon involves less potential risk to the Portfolio because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a foreign currency futures contract would result in a loss. This would occur when there is no movement in the price of the underlying currency or futures contract, when use of the underlying futures contract would not.

                   INVESTMENT RESTRICTIONS

The Fund has adopted the investment restrictions listed below relating to the investment of each Portfolio's assets and its activities. These are fundamental policies that may not be changed without the approval of the holders of a majority of the outstanding voting securities of a Portfolio (which for this purpose and under the 1940 Act means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). Portfolios may not: a. borrow money, except by engaging in reverse repurchase agreements (reverse repurchase agreements and dollar roll transactions that are covered pursuant to SEC regulations or staff positions, will not be considered borrowing) or dollar roll transactions or from a bank as a temporary measure for the reasons enumerated in "INVESTMENT RESTRICTIONS" provided that a Portfolio will not borrow, more than an amount equal to one-third of the value of its assets, nor will it borrow for leveraging purposes (i.e., a Portfolio will not purchase securities while temporary bank borrowings in excess of 5% of its total assets are outstanding);
b.     issue   senior   securities   (other  than  as
      specified in clause a);
c. purchase securities on margin (although deposits referred to as "margin" will be made in connection with investments in futures contracts, as explained above, and a Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities);
d.     make  short  sales  of  securities  (does  not
      include  options,  futures,  options on futures
      or  forward  currency   contracts)  except  for
      Mortgage LIBOR, Mortgage-Backed,  Asset-Backed,
      High  Yield,   Enhanced  Equity  market,   U.S.
      Corporate,     International     Opportunities,
      International  Corporate,  Global  High  Yield,
      Inflation-Indexed and Inflation-Indexed Hedged;
e.     underwrite securities of other issuers;
f.     invest  in   companies   for  the  purpose  of
      exercising control or management;
g.     purchase  or  sell  real  estate  (other  than
      marketable  securities  representing  interests
      in, or backed by, real estate); or
h.     purchase  or  sell  physical   commodities  or
      related commodity contracts.

In addition, each Portfolio is prohibited from:
a. purchasing or retaining securities of any issuer if the officers, directors or trustees of the Fund, or its advisors, or managers own beneficially more than one half of one percent of the securities of an issuer, or together own beneficially more than five percent of the securities of that issuer; and
b. the investment of more than fifteen percent (15%) of the Fund's total assets in the securities of issuers which together with any predecessors have a record of less than three years continuous operation or securities of issuers which are restricted as to disposition.

From time to time, a Portfolio's investment policy may restrict or limit the maximum percentage of the Portfolio's assets that may be invested in any security or other asset, or set forth a policy regarding quality standards. If so, such standard or percentage limitation shall be determined immediately after, and as a result of, the Portfolio's acquisition of such security or other asset. Accordingly, any later increase or decrease in a percentage resulting from a change in values, net assets or other circumstances will not be considered when determining whether that investment complies with the Portfolio's investment policies and restrictions.

Additional investment restrictions specific to a particular portfolio are as follows:

Money Market Portfolio
Money  Market  may not  (although  not a  fundamental
policy):
a.    invest more than 5% of its total  assets in the
     securities of any one issuer or in premiums related to puts from any one issuer, except U.S. Government securities, provided that the Portfolio may invest more than 5% of its total assets in first tier securities of any one issuer for a period of up to three business days or, in unrated securities that have been determined to be of comparable quality by the Investment Adviser; or
b. invest more than 5% of its total assets in second tier securities, or in unrated securities determined by the Investment Adviser to be of comparable quality.
c.    Money Market Minimum Credit Ratings for
     Allowable Investments:
     1.  First  Tier   Securities:   any  instruments
         ------------------------
     receiving  the highest  short-term  rating by at
     least  two  nationally  recognized   statistical
     rating  organizations  ("NRSROs")  such as "A-1"
     by  Standard  & Poor's  and "P-1" by  Moody's or
     are single  rated and have  received the highest
     short-term  rating by the NRSRO.  This  includes
     all instruments  issued by the U.S.  Government,
     its  agencies  or   instrumentalities   and  any
     single  rated and unrated  instruments  that are
     determined  to be of  comparable  quality by the
     Investment   Adviser   pursuant  to   guidelines
     approved by the Board of Directors.
     2.  Second  Tier   Securities:   any  instrument
         -------------------------
     rated by two NRSROs in the second highest category, or rated by one NRSRO in the highest category and by another NRSRO in the second highest category or by one NRSRO in the second highest category. Second Tier Securities are limited in total of 5% of the Portfolio's total assets and on a per issuer basis, to no more than the greater of 1% of the Portfolio's total assets or $1,000,000. This also includes any single rated and unrated instruments that are determined to be of comparable quality by the Investment Adviser pursuant to guidelines approved by the Board of Directors.


U.S. Short-Term Portfolio
U.S.   Short-Term   has   adopted   five   additional
fundamental   policies   that  may  not  be   changed
without  the  approval  of the  holders of a majority
of the shares of the  Portfolio.  The  Portfolio  may
not:
a.    invest more than 5% of its total  assets in the
     securities   of  any  issuer  (other  than  U.S.
     Government     Securities     and     repurchase
     agreements);
b. invest more than 25% of its total assets in the securities of issuers in any industry (other than U.S. Government Securities and the banking industry);
c. enter into repurchase or reverse repurchase agreements if, as a result thereof, more than 25% of its total assets would be subject to repurchase agreements;
d.    make loans to other persons, except by:
     i.   the  purchase  of a portion  of an issue of
         debt  obligations  in which a  Portfolio  is
         authorized  to  invest  in  accordance  with
         its investment objectives,
     ii.  engaging in repurchase agreements, or
     iii.                   purchasing   or   selling
         commodities or commidity contracts, except that the Portfolio may utilize up to 5% of its total assets as margin and premiums to purchase and sell futures and options contracts on CFTC-regulated exchanges.

Worldwide and Worldwide-Hedged Portfolios
Worldwide and Worldwide-Hedged each have adopted two additional fundamental policies that may not be changed without the approval of the holders of a majority of the shares of either Portfolio. Each
Portfolio may not:
a. enter into repurchase or reverse repurchase agreements if, as a result thereof, more than 25% of its total assets would be subject to repurchase agreements; or
b. purchase or sell commodities or commodity contracts, except that each Portfolio may utilize up to 5% of its total assets as margin and premiums to purchase and sell futures and options contracts on CFTC-regulated exchanges.

Illiquid Securities
The Commission's staff has taken the position that purchased OTC options and the assets used as cover for written OTC options are illiquid securities. Therefore, each Portfolio has adopted an investment policy regarding the purchase or sale of OTC options. The purchase or sale of an OTC option will be restricted if: a. the total market value of the Portfolio's outstanding OTC options exceed 15% (10% for Money Market) of the Portfolio's net assets, taken at market value, together with all other assets of the Portfolio that are illiquid or are not otherwise readily marketable;
b.    the market value of the  underlying  securities
     covered   by   OTC   call   options    currently
     outstanding  that  were  sold by such  Portfolio
     exceed  15% (10% for  Money  Market)  of the net
     assets  of  such  Portfolio,   taken  at  market
     value,  together  with all  other  assets of the
     Portfolio   that   are   illiquid   or  are  not
     otherwise readily marketable; and
c. margin deposits on such Portfolio's existing OTC options on futures contracts exceed 15% (10% for Money Market) of the net assets of such Portfolio, taken at market value, together with all other assets of the Portfolio that are illiquid or are not otherwise readily marketable.

This policy is not fundamental to Portfolio operations and the Fund's Directors may amended it without the approval of the Fund's or a Portfolio's shareholders. However, the Fund will not change or modify this policy prior to a change or modification by the Commission staff of its position.

               PORTFOLIO TRANSACTIONS

The Fund's debt securities are primarily traded in the over-the-counter market by dealers who are usually acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Such securities are generally traded on a net basis and do not normally involve brokerage commissions or transfer taxes. The Fund enters into financial futures and options contracts normally involving brokerage commissions.

For the years ended December 31, 1997, December 31, 1996 and December 31, 1995, the amount of brokerage commissions (associated with financial futures and options contracts) paid by each Portfolio were as follows:


------------------------------ -------------------------- ------------------------- ------------------------
                                      Year Ended                 Year Ended               Year Ended
          Portfolio                December 31, 1997         December 31, 1996         December 31, 1995
------------------------------ -------------------------- ------------------------- ------------------------
                                                                   U.S. Portfolios
                    ----------------------------------------------------------------------------------------
      U.S. Short -Term                  $ 126,108                 $ 110,133                 $ 187,185
      Limited Duration                      3,649                         0                    27,616
     Mortgage-Backed (1)                  463,651                    30,152                       N/A
                    ----------------------------------------------------------------------------------------
                                                         Global and International Portfolios
------------------------------ -------------------------- ------------------------- ------------------------
Global Tactical Exposure (2)             $127,213                   $12,342                   $15,643
      Worldwide                    21,065                    $10,254                    15,268
   Worldwide-Hedged                11,724                      2,719                     3,083
      International (3)                    13,040                     2,707                       N/A
    Emerging Markets (4)                    7,697                       N/A                       N/A
------------------------------ -------------------------- ------------------------- ------------------------


(1)   Commenced operations April 29, 1996.
(2)   The Portfolio was fully  liquidated on December
     30, 1994, and recommenced operations on September 14, 1995.
(3)   Commenced operations May 9, 1996.
(4)   Commenced operations on August 12, 1997.

The cost of executing transactions will consist primarily of dealer spreads. These spreads are not included in Portfolio expenses and therefore, are not subject to the expense cap. Nevertheless, incurring this spread, ignoring the other intended positive effects of each such transaction, will decrease the total return of the Portfolio. A Portfolio will buy one asset and sell another only if the Investment Adviser and/or the Sub-Adviser believes it is advantageous to do so after considering the effect of the additional custodial charges and the spread on the Portfolio's total return.

All purchases and sales will be executed with major dealers and banks on a best net price basis. No trades will be executed with the Investment Adviser, the Sub-Adviser, their affiliates, officers or employees acting as principal or agent for others, although such entities and persons may be trading contemporaneously in the same or similar securities. The Investment Adviser and/or Sub-Adviser may decide that a particular investment, which is appropriate for one Portfolio, is considered for purchase for the account of another Portfolio, client or fund. If this occurs, the investment opportunity, as well as the expenses incurred in the transaction, will be allocated in a manner deemed equitable by the Investment Adviser.

The Global and International Portfolios are expected to invest substantial portions of their assets in foreign securities. Since costs associated with transactions in foreign securities are generally higher than costs associated with transactions in domestic securities, the operating expense ratios of these Portfolios can be expected to be higher than that of an investment company investing exclusively in domestic securities.


           SUPPLEMENTAL TAX CONSIDERATIONS

The following summary of tax consequences, does not purport to be complete. It is based on U.S. federal tax laws and regulations in effect on the date of this Statement of Additional Information, which are subject to change by legislative or administrative action. Each investor is advised to consult their own tax advisor for more complete information on specific tax consequences.

Qualification as a Regulated Investment Company Each active Portfolio has qualified, and intends to continue to qualify, to be treated as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a RIC, a Portfolio must, among other things: a. derive at least 90% of its gross income each taxable year, from dividends, interest, payments (with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies) or other income (including gains from options, futures or forward contracts) derived from its business of investing in securities or foreign currencies (the "Qualifying Income Requirement");
b.    diversify  its holdings so that,  at the end of
     each quarter of the Portfolio's taxable year:
      a.    at  least  50% of the  Portfolio's  asset
           market  value is  represented  by cash and
           cash items (including  receivables),  U.S.
           Government   Securities,   securities   of
           other  RICs  and  other  securities,  with
           such  other  securities  of any one issuer
           limited to an amount not  greater  than 5%
           of  the  value  of the  Portfolio's  total
           assets  and not  greater  than  10% of the
           outstanding   voting  securities  of  such
           issuer and
      ii) not more than 25% of the value of the Portfolio's total assets is invested in the securities of any one issuer (other than U.S. Government Securities or the securities of other RICs); and
c. distribute at least 90% of its investment company taxable income (which includes, among other items, interest and net short-term capital gains in excess of net long-term capital losses).
The U.S. Treasury Department has the authority to promulgate regulations, pursuant to which, gains from foreign currency (and options, futures and forward contracts on foreign currency) not directly related to a RIC's principal business of investing in stocks and securities would not be treated as qualifying income. To date, such regulations have not been promulgated.

If a Portfolio does not qualify as a RIC for any taxable year, all of its taxable income will be taxed to the Portfolio at corporate rates. For each taxable year the Portfolio qualifies as a RIC, it will not be subject to federal income tax on that part of its investment company taxable income and net capital gains (the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. In addition, to avoid a nondeductible 4% federal excise tax, the Portfolio must distribute during each calendar year an amount at least equal to the sum of : a. 98% of its ordinary income (not taking into
     account   any   capital    gains   or   losses),
     determined on a calendar year basis;
b. 98% of its capital gains in excess of capital losses, determined in general on an October 31 year-end basis; and
c. any undistributed amounts from previous years.

Each Portfolio intends to distribute all of its net income and gains by automatically reinvesting such income and gains in additional Portfolio shares. Each Portfolio will monitor its compliance with all of the rules set forth in the preceding paragraph.

Distributions
The   following   qualifies  as  taxable   income  to
Portfolio shareholders:
a.    Portfolio's   automatic   reinvestment  of  its
     ordinary income,
b. net short-term capital gains and net long-term capital gains in additional Portfolio shares, and
c. distribution of such shares to shareholders. Generally, shareholders will be treated as if the Portfolio had distributed income and gains to them and then reinvested by them in Portfolio shares--even though no cash distributions have been made to shareholders. The automatic reinvestment of ordinary income and net realized short-term Portfolio capital gains will be taxable to shareholders as ordinary income. Each Portfolio's automatic reinvestment of any net long-term capital gains designated as capital gain dividends by the Portfolio will be taxable to the shareholders as long-term capital gain. This is the case regardless of how long they have held their shares. None of the amounts treated as distributed to a Portfolio's shareholders will be eligible for the corporate dividends received deduction. A distribution will be treated as paid on December 31 of the current calendar year, if the Portfolio: a. declares it during October, November or
     December, and
b. the distribution has a record date in such a month, and
c. it is paid by the Portfolio during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than in the calendar year in which the distributions are received. Each Portfolio will inform shareholders of the amount and tax status of all amounts treated as distributed to them not later than 60 days after the close of each calendar year.

Sale of Shares
Upon the sale or other disposition of Portfolio shares, or upon receipt of a distribution in complete Portfolio liquidation, a shareholder usually will realize a capital gain or loss. This loss may be long-term or short-term, generally depending upon the shareholder's holding period for the shares. For tax purposes, a loss will be disallowed on the sale or exchange of shares if the disposed of shares are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days. The 61 day time window begins 30 days before and ends 30 days after the sale or exchange of such shares. Should a disposition fall within this 61 day window, the basis of the acquired shares will be adjusted to reflect the disallowed loss. A shareholder holding Portfolio shares for six months or longer will realize a long term capital loss on share disposition. Should such loss occur, to the extent of any net capital gains distributions deemed received by the shareholder.

Zero Coupon Securities
A Portfolio's investment in zero coupon securities will result in Portfolio income, equal to a portion of the excess of the amortized face value of the securities over their issue price (the "original issue discount"), prior amortized value or purchased cost for each year that the securities are held. This is so, even though the Portfolio receives no cash interest payments during the holding period. This income is included when determining the amount of income the Portfolio must distribute to maintain its status as a RIC and to avoid the payment of Federal income tax and the 4% excise tax.

Hedging Transactions
Certain options, futures and forward contracts in which a Portfolio may invest are "section 1256 contracts." Gains and losses on section 1256 contracts are generally treated as 60 percent long-term and 40 percent short-term capital gains or losses ("60/40 treatment"). This is so, regardless of the length of the Portfolio's actual holding period for the contract. Also, a Portfolio holding a section 1256 contract at the end of each taxable year (and generally, for the purposes of the 4% excise tax, on October 31 of each year) must be treated as if the contract had been sold at its fair market value on that day ("mark to market treatment"). As such, any deemed gain or loss on the contract is subject to 60/40 treatment. Foreign currency gain or loss (discussed below) arising from section 1256 contracts may, however, be treated as ordinary income or loss.

     Straddles
     The hedging transactions undertaken by a Portfolio may result in "straddles" for federal income tax purposes, affecting the character of gains or losses realized by the Portfolio. Losses realized by a Portfolio on positions that are part of a straddle may be deferred under the straddle rules rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Further, a Portfolio may be required to capitalize, instead of currently deducting any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. To date, only a few regulations implementing the straddle rules have been executed, thus, the Portfolio tax consequences of engaging in straddles transactions are unclear. Hedging transactions may increase the amount of short-term capital gain realized by the Portfolios. Such gain is taxed as ordinary income when distributed to shareholders.

     A Portfolio may make one or more of the elections available under the Code that are applicable to straddles. If a Portfolio makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may accelerate the recognition of gains or losses from the affected straddle positions.

     Straddle rules may affect the amount, character and timing of gains or losses from the positions that are part of a straddle. The amount of Portfolio income distributed and taxed as ordinary income or long-term capital gain to shareholders may be increased or decreased compared to a fund not engaging in such hedging transactions.

Foreign Currency-Related Transactions
Gains  or  losses   attributable   to  exchange  rate
fluctuations   are  generally   treated  as  ordinary
income or ordinary  loss when they occur  between the
time  a   Portfolio   accrues   interest   or   other
receivables,  accrues expenses or other  liabilities,
denominated  in a foreign  currency  and the time the
Portfolio  actually  collects  such  receivables,  or
pays  such   liabilities.   In  addition,   gains  or
losses may be the result of:
a.    certain option dispositions
b.    futures and forward contracts
c. debt security dispositions denominated in a foreign currency
d. fluctuations in foreign currency value between the date of acquisition of the security or contract and the date of disposition.

These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of a Portfolio's investment company taxable income to be distributed to shareholders as ordinary income.

Backup Withholding
A Portfolio may be required to withhold U.S. federal income tax at the rate of 31% of all amounts deemed to be distributed as a result of the automatic reinvestment by the Portfolio of its income and gains in additional shares of the Portfolio. The 31% rate applies to shareholders receiving redemption payments who: a. fail to provide the Portfolio with their correct taxpayer identification number;
b.    fail to make required certifications,
c.    have  been  notified  by the  Internal  Revenue
     Service that they are subject to backup withholding.

Backup withholding is not an additional tax. Any amounts withheld will be credited against a shareholder's U.S. federal income tax liability. Corporate shareholders and certain other shareholders are exempt from such backup withholding.

Foreign Shareholders
A foreign shareholder, qualifying as a non-resident alien, a foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder") may have to pay U.S. tax depending on whether the Portfolio income is "effectively connected" with a U.S. trade or business.

If  a  foreign  shareholder's   Portfolio  income  is
found  to be  "effectively  connected"  with  a  U.S.
trade or business,  the  distributions  of investment
company  taxable  income  will be  subject  to a U.S.
tax  of 30%  (or  lower  treaty  rate).  Such  tax is
generally  withheld from  distributions and any gains
upon  redemption.   Capital  gain  distributions  and
any  gains  upon  redemption,  sale  or  exchange  of
shares  are  subject  to U.S.  tax at the rate of 30%
(or lower  treaty  rate).  The 30% rate also  applies
to a nonresident  alien who is physically  present in
the  U.S.   for  longer  than  182  days  during  the
taxable  year  and  fails  to  meet   certain   other
requirements.   The   30%   capital   gains   tax  on
non-resident  alien  individuals,  physically present
in the U.S.  longer  than 182 days,  only  applies in
exceptional  cases because any individual  present in
the U.S.  longer  than 182 days  during  the  taxable
year is  generally  treated  as a  resident  for U.S.
federal  income tax  purposes.  In that  case,  he or
she would be  subject to U.S.  federal  income tax on
his or her worldwide  income at the  graduated  rates
applicable  to U.S.  citizens,  rather  than  the 30%
U.S.  tax.  In  the  case  of  a  non-resident  alien
shareholder,   the   Portfolio  may  be  required  to
withhold  U.S.  federal  income  tax at a rate of 31%
of deemed  distributions  of net capital gains unless
the  foreign   shareholder   certifies   his  or  her
non-U.S.   status  under   penalties  of  perjury  or
otherwise  establishes  an  exemption.   See  "Backup
Withholding" above.

If  a  foreign  shareholder's   Portfolio  income  is
effectively   connected   with   a  U.S.   trade   or
business, then:
a.    deemed   distributions  of  investment  company
     taxable income,
b.    capital gain dividends, and
c.    any gain realized upon the redemption,  sale or
     exchange of shares of the Portfolio
will be  subject  to U.S.  Federal  income tax at the
graduated  rates  applicable  to  U.S.   citizens  or
domestic corporations. Such shareholders may also be subject to the branch profits tax at a 30% rate.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Foreign shareholders are advised to consult their own tax advisers regarding investment tax consequences in a Portfolio.

Short Sales
Each of the following Portfolios: Mortgage LIBOR, Mortgage-Backed, Asset-Backed, High Yield, Enhanced Equity Market, U.S. Corporate, International Opportunities, International Corporate, Global High Yield, Inflation-Indexed and Inflation-Indexed Hedged will not realize gain or loss on the short sale of a security until it closes the transaction by delivering the borrowed security to the lender. Pursuant to Code Section 1233, all or a portion of any gain arising from a short sale may be treated as short-term capital gain, regardless of the period of time the Portfolio held the security used to close the short sale. In addition, the Portfolio's holding period for any security which is substantially identical to that which is sold short may be reduced or eliminated as a result of the short sale. The distribution requirements applicable to the Portfolio's assets may limit the extent to which each Portfolio will be able to engage in short sales and transactions in options, futures and forward contracts.

U.S. Short-Term Portfolio
As a result of its expected high portfolio turnover rate, U.S. Short-Term Portfolio may recognize higher short-term capital gains than mutual funds with lower turnover rates. Such gains must be distributed to shareholders.

Global and International Portfolios Income received by a Portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. The amount of foreign tax cannot be predicted in advance because the amount of a Portfolio's assets that may be invested in a particular country is subject to change.

If more than 50% of a Portfolio's total asset value at the end of its taxable year consists of securities of foreign corporations as will be expected with respect to the International Portfolios, the Portfolio will be eligible, and may elect to "pass through" to shareholders the Portfolio's foreign income and similar taxes it has paid. Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) a pro rata share of the foreign taxes paid by the Portfolio in gross income. The Portfolio will be entitled either to deduct (as an itemized deduction) that amount in computing taxable income or use that amount as a foreign tax credit against U.S. federal income tax liability. The amount of foreign taxes for which a shareholder can claim a credit in any year will be subject to limitations set forth in the Code, including a separate limitation for "passive income," which includes, among other items, dividends, interest and certain foreign currency gains. Shareholders not subject to U.S. federal income tax on portfolio income may not claim this deduction or credit. International Portfolio shareholders will be notified within 60 days after the close of the Portfolio's taxable year whether the foreign taxes paid by such Portfolio will "pass through" for the year.

Other Taxes
A Portfolio may be subject to state, local or foreign taxes in any jurisdiction where the Portfolio is deemed to be doing business. In addition, Portfolio shareholders may be subject to state, local or foreign taxes on Portfolio distributions. In many states, Portfolio distributions derived from interest on certain U.S. Government obligations may be exempt from taxation. Shareholders should consult their own tax advisers concerning these matters.


               SHAREHOLDER INFORMATION

Certificates representing a particular Portfolio's shares will not be issued to shareholders. Investors Bank & Trust Company, the Fund's Transfer Agent, maintains accounts for each shareholder. The registration and transfer of shares are recorded in these accounts shall be reflected by bookkeeping entry, without physical delivery. Detailed confirmations of purchase or redemption are sent to each shareholder. Monthly account statements are sent detailing which shares were purchased as a result of a reinvestment of Portfolio distributions.

The Transfer Agent will require a shareholder to provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account (i.e., wiring instructions, telephone privileges, etc.). None of the Fund, Investors Capital, AMT Capital and the Transfer Agent will be responsible for the validity of written or telephonic requests.

Should conditions exist making cash payments undesirable, the Fund reserves the right to honor any Portfolio redemption request by making whole or part payment in readily marketable securities and valued as they are for purposes of computing the Portfolio's net asset value (redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting theses securities to cash. The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940. Thus, the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of a Portfolio at the beginning of the period.


           CALCULATION OF PERFORMANCE DATA

From time to time, Portfolios may include their yield and total return in reports to shareholders or prospective investors. Quotations of a Portfolio's yield are based on all investment income per share during a particular 30-day (or one month) period, (including dividends and interest), less expenses accrued during the period ("net investment income"). Such quotations are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula which is prescribed by the Commission:

                          Yield =       2  [ (   a  -    + 1 ) 6  - 1]
                                                 ------
                                                 b
                                                   c d
Where:
    a = dividends and interest earned during the period, b = expenses accrued for the period (net of reimbursements), c = the average daily number of Shares of a Portfolio outstanding during he period that were entitled to receive dividends d = the maximum offering price per share on the last day of the period.

The yield as defined above for each relevant Fund Portfolio for the 30-day period ended December 31, 1997 is as follows:

       U.S. Portfolios
       U.S. Short-Term   ......................................5.61%
       Limited Duration  ......................................5.91%

       Global and International Portfolios
       Global Tactical Exposure ...............................4.72%
       Worldwide   ............................................5.51%
       Worldwide-Hedged  ......................................5.23%
       International...........................................5.32%
       Emerging Markets  9.00%

The Money Market Portfolio may, from time to time, include the "yield" and "effective yield" in advertisements or reports to shareholders or prospective investors.

Yield is calculated by first determining the net change over a 7-calendar day period, exclusive of capital changes, in the value of a hypothetical preexisting account having a balance of one share at the beginning of the period. This number is then divided by the value of the account at the beginning of the base period, to obtain the base period return. The yield is annualized by multiplying the base period return by 365/7. The yield is stated to the nearest hundredth of one percent. The effective yield is calculated by the same method as yield except that the base period return is compounded by adding 1, raising the sum to a power equal to 365/7, and subtracting 1 from the result, according to the following formula:

 Effective Yield = [(Base Period Return + 1)365/7] -
                          1

Money Market Portfolio's yield and effective yield for the seven-day period ended December 31, 1997 are 5.76% and 5.93%, respectively.

Average annual total return quotes will be expressed as the average annual compounded rate of return of a hypothetical investment in a Fund Portfolio over 1, 5 and 10 years (up to the life of the Portfolio). This will be calculated pursuant to the following formula, prescribed by the Securities and Exchange
Commission:

                                                   P(1 + T)n = ERV

Where                      P =      a hypothetical initial payment of $1,000,
                           T =      the average annual total return,
                           n =      the number of years, and
                           ERV      =  the   ending   redeemable   value   of  a
                                    hypothetical $1,000 payment made at the beginning of the period.

                  All total return figures assume that all dividends are reinvested when paid.

From the time of Fund commencement, the total return as defined above, for each Portfolio (annualized) for the one and five year periods, and life of the Portfolio, ended December 31, 1997 are as follows:


                                             One Year         Five Years*       Life of Portfolio         Inception
U.S. Portfolios
Money Market                                   5.46%              N/A                 5.02%*               11/1/93
U.S. Short-Term                                5.09%             4.58%                5.17%*               12/6/89
Limited Duration                               7.21%              N/A                 5.76%*               7/26/93
Mortgage-Backed                                10.19              N/A                10.06%*               4/29/96

Global and International Portfolios
Global Tactical Exposure**                     8.77%              N/A                 6.87%*               9/14/95
Worldwide                                      2.93%             6.78%                7.62%*               4/15/92
Worldwide-Hedged                              12.60%            10.85%               10.71%*               5/19/92
International                                 (0.43%)             N/A                 3.73%*                5/9/96
Emerging Markets                                N/A               N/A                (1.20%)               8/12/97


*  Annualized
** The Portfolio redeemed all of its assets on December 30, 1994, and began selling shares again on September 14, 1995. The total return (on an annualized basis) from its original inception of March 25, 1993 through December 30, 1994, was 5.39%.


                FINANCIAL STATEMENTS

The audited financial statements for the year ended December 31, 1997 are incorporated herein by reference to the Annual Report to shareholders covering this period. A copy has been delivered with this Statement of Additional Information.

                                    APPENDIX

                                      MERRILL LYNCH 1-2.99 YEAR TREASURY INDEX1
                                      QUARTERLY RETURNS: MARCH 1988 - JUNE 1998


--------------------------- -----------------------------          --------------------------- ---------------------------
       Quarter End                    Return %                            Quarter End                   Return %
--------------------------- -----------------------------          --------------------------- ---------------------------
--------------------------- -----------------------------          --------------------------- ---------------------------

--------------------------- -----------------------------          --------------------------- ---------------------------
--------------------------- -----------------------------          --------------------------- ---------------------------
           3/88                         2.64                                  6/93                        1.08
--------------------------- -----------------------------          --------------------------- ---------------------------
--------------------------- -----------------------------          --------------------------- ---------------------------
           6/88                         1.04                                  9/93                        1.43
--------------------------- -----------------------------          --------------------------- ---------------------------
--------------------------- -----------------------------          --------------------------- ---------------------------
           9/88                         1.45                                 12/93                        0.59
--------------------------- -----------------------------          --------------------------- ---------------------------
--------------------------- -----------------------------          --------------------------- ---------------------------
          12/88                         0.96                                  3/94                       (0.50)
--------------------------- -----------------------------          --------------------------- ---------------------------
--------------------------- -----------------------------          --------------------------- ---------------------------
           3/89                         1.24                                  6/94                        0.08
--------------------------- -----------------------------          --------------------------- ---------------------------
--------------------------- -----------------------------          --------------------------- ---------------------------
           6/89                         4.98                                  9/94                        0.99
--------------------------- -----------------------------          --------------------------- ---------------------------
--------------------------- -----------------------------          --------------------------- ---------------------------
           9/89                         1.46                                 12/94                        0.01
--------------------------- -----------------------------          --------------------------- ---------------------------
--------------------------- -----------------------------          --------------------------- ---------------------------
          12/89                         2.82                                  3/95                        3.36
--------------------------- -----------------------------          --------------------------- ---------------------------
--------------------------- -----------------------------          --------------------------- ---------------------------
           3/90                         0.89                                  6/95                        3.21
--------------------------- -----------------------------          --------------------------- ---------------------------
--------------------------- -----------------------------          --------------------------- ---------------------------
           6/90                         2.80                                  9/95                        1.51
--------------------------- -----------------------------          --------------------------- ---------------------------
--------------------------- -----------------------------          --------------------------- ---------------------------
           9/90                         2.38                                 12/95                        2.51
--------------------------- -----------------------------          --------------------------- ---------------------------
--------------------------- -----------------------------          --------------------------- ---------------------------
          12/90                         3.32                                  3/96                        0.34
--------------------------- -----------------------------          --------------------------- ---------------------------
--------------------------- -----------------------------          --------------------------- ---------------------------
           3/91                         2.20                                  6/96                        1.01
--------------------------- -----------------------------          --------------------------- ---------------------------
--------------------------- -----------------------------          --------------------------- ---------------------------
           6/91                         1.97                                  9/96                        1.65
--------------------------- -----------------------------          --------------------------- ---------------------------
--------------------------- -----------------------------          --------------------------- ---------------------------
           9/91                         3.36                                 12/96                        1.91
--------------------------- -----------------------------          --------------------------- ---------------------------
--------------------------- -----------------------------          --------------------------- ---------------------------
          12/91                         3.68                                  3/97                        0.66
--------------------------- -----------------------------          --------------------------- ---------------------------
--------------------------- -----------------------------          --------------------------- ---------------------------
           3/92                         0.16                                  6/97                        2.20
--------------------------- -----------------------------          --------------------------- ---------------------------
--------------------------- -----------------------------          --------------------------- ---------------------------
           6/92                         2.88                                  9/97                        1.96
--------------------------- -----------------------------          --------------------------- ---------------------------
--------------------------- -----------------------------          --------------------------- ---------------------------
           9/92                         2.98                                 12/97                        1.68
--------------------------- -----------------------------          --------------------------- ---------------------------
--------------------------- -----------------------------          --------------------------- ---------------------------
          12/92                         0.18                                  3/98                        1.47
--------------------------- -----------------------------          --------------------------- ---------------------------
--------------------------- -----------------------------          --------------------------- ---------------------------
           3/93                         2.21                                  6/98                        1.53
--------------------------- -----------------------------          --------------------------- ---------------------------

1Time-weighted rates of return, unannualized.

                                             QUALITY RATING DESCRIPTIONS

            Standard & Poors Corporation

AAA. Bonds rated AAA are the highest grade debt obligations. This rating indicates an extremely strong capacity to pay principal and interest.

AA. Bonds rated AA also qualify as high-quality obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in a small degree.

A. Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB. Bonds rated BBB are regarded as having adequate capacity to pay interest or principal. Although these bonds normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal.

BB. Bonds rated BB are less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B. Bonds rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC. Bonds rated CCC are currently vulnerable to nonpayment, and is dependant upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. It the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC.     Bonds   rated   CC  are   currently   highly
     vulnerable to nonpayment.

C. Bonds rated C may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

The ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Municipal notes issued since July 29, 1984 are designated "SP-1," "SP-2," and "SP-3." The designation SP-1 indicates a very strong capacity to pay principal and interest. A "+" is added to those issues determined to possess overwhelming safety characteristics.

A-1. Standard & Poor's Commercial Paper ratings are current assessments of the likelihood of timely payments of debts having original maturity of no more than 365 days. The A-1 designation indicates the degree of safety regarding timely payment is very strong.

A-2. Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

A-3. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


          Moody's Investors Service, Inc.

Aaa. Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa. These bonds are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

A. These bonds possess many favorable investment attributes and may be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa. These bonds are considered medium-grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba. These bonds possess speculative elements because their future cannot be considered as well assured. Uncertainty of position characterizes bonds in this class, because the protection of interest and principal payments may be very moderate and not well safeguarded.

B. These bonds lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa.  This rating  represents  bonds which may be in
default  or,  there  may  be  present   elements  of
danger with respect to principal or interest.

Ca.  This  rating  represents   highly   speculative
bonds. Such instruments are often in default or have other marked shorcomings.

C. The lowest class of bonds, the prospects of attaining any real investment standing are poor.

Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Moody's ratings for state and municipal and other short-term obligations will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term credit risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of high importance in long-term borrowing risk are of lesser importance in the short run.

MIG-1. Notes bearing this rating are of the best quality enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG-2. Notes bearing this rating are of favorable quality, with all security elements accounted for, but lacking the undeniable strength of the previous grade. Market access for refinancing, in particular, is likely to be less well established.

MIG-3. Notes bearing this rating are of favorable quality, although liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be well established.



P-1. Moody's Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. The designation "Prime-1" or "P-1" indicates the highest quality repayment capacity of the rated issue.

P-2. Issuers have a strong capacity for repayment of short-term promissory obligations.

              Thomson Bankwatch, Inc.

A. Company possesses an exceptionally strong balance sheet and earnings record, translating into an excellent reputation and unquestioned access to its natural money markets. If weakness or vulnerability exists in any aspect of the company's business, it is entirely mitigated by the strengths of the organization.

A/B. Company is financially very solid with a favorable track record and no readily apparent weakness. Its overall risk profile, while low, is not quite as favorable as companies in the highest rating category.

                    IBCA Limited

A1. Short-term obligations rated A1 are supported by a very strong capacity for timely repayment. A plus sign is added to those issues determined to possess the highest capacity for timely payment.